    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2007.


                                       REGISTRATION NOS. 333-91098 AND 811-21127
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 7                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]


                                AMENDMENT NO. 16                             [X]


                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)


                      1700 MERRILL LYNCH DRIVE, 3RD FLOOR

                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900

                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1700 MERRILL LYNCH DRIVE, 3RD FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415


                            ------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485

          (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
          (date)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS

MAY 1, 2007


Merrill Lynch Life Variable Annuity Separate Account D (the "Separate Account")

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222

                           4802 Deer Lake Drive East

                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here must be issued as an IRA Contract or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. The Contract provides a variety of investment features and options for income protection later in life.

THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH THE IRA, IRA ACCOUNT, OR ROTH IRA ACCOUNT. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount's assets in one of the following mutual funds or portfolios ("Funds"):


-  AIM EQUITY FUNDS

      -  AIM Constellation Fund

      -  AIM Charter Fund

-  ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
-  ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.
-  ALLIANZ FUNDS
      -  Allianz NFJ Small-Cap Value Fund
      -  Allianz OCC Renaissance Fund
-  AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
      -  Equity Income Fund
-  AMERICAN FUNDS
      -  The Bond Fund of America, Inc.
      -  The Growth Fund of America, Inc.
      -  The Income Fund of America, Inc.
      -  The Investment Company of America

-  BLACKROCK BASIC VALUE FUND, INC.


-  BLACKROCK BOND FUND, INC.


      -  BlackRock Bond Fund


-  BLACKROCK FUNDAMENTAL GROWTH FUND, INC.


-  BLACKROCK FUNDS


      -  BlackRock Government Income Portfolio


-  BLACKROCK GLOBAL ALLOCATION FUND, INC.


-  BLACKROCK INDEX FUNDS, INC.


      -  BlackRock S&P 500 Index Fund


-  BLACKROCK VALUE OPPORTUNITIES FUND, INC.

-  DAVIS NEW YORK VENTURE FUND, INC.
-  DELAWARE GROUP EQUITY FUNDS III
      -  Delaware Trend Fund
-  FIDELITY ADVISOR SERIES I
      -  Advisor Equity Growth Fund
-  FIDELITY ADVISOR SERIES VIII
      -  Advisor Overseas Fund
-  LORD ABBETT BOND-DEBENTURE FUND, INC.
-  LORD ABBETT MID-CAP VALUE FUND, INC.

-  MERRILL LYNCH READY ASSETS TRUST

-  MFS SERIES TRUST I
      -  MFS(R) Core Growth Fund
      -  MFS(R) Research International Fund
-  MFS SERIES TRUST IV
      -  MFS(R) Mid Cap Growth Fund
-  OPPENHEIMER GLOBAL FUND
-  OPPENHEIMER MAIN STREET FUNDS
      -  Main Street Fund
-  OPPENHEIMER QUEST FOR VALUE FUNDS
      -  Oppenheimer Quest Opportunity Value Fund
-  PIMCO FUNDS
      -  PIMCO Total Return Fund
-  THE PUTNAM FUND FOR GROWTH AND INCOME
-  PUTNAM INTERNATIONAL EQUITY FUND
-  PUTNAM VOYAGER FUND
-  SELIGMAN VALUE FUND SERIES, INC.
      -  Seligman Smaller-Cap Value Fund
-  TEMPLETON FUNDS, INC.
      -  Foreign Fund
-  TEMPLETON GROWTH FUND, INC.
-  VAN KAMPEN COMSTOCK FUND
-  VAN KAMPEN EQUITY AND INCOME FUND
-  VAN KAMPEN EQUITY TRUST
      -  Van Kampen Aggressive Growth Fund


The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won't pay Contract or separate account charges, but you also won't have annuity options or death benefit features. Because of these additional Contract and separate account charges, which affect contract values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.


The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.


We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the Contract (for Contracts held in an IRA Account or a Roth IRA Account, out of the Account) to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?


We may impose a number of charges, including a surrender (sales) charge and an asset-based insurance charge. We provide more details on these charges, as well as a description of all other charges, later in the Prospectus.


                            ------------------------


This Prospectus contains information about the Contract and the Separate Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Separate Account. We have filed the Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found at the end of this Prospectus.


The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE FUNDS ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Although this Prospectus was primarily designed for potential purchasers of the Contract, you are receiving this Prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges of the Contract may vary over time, may vary depending on your state and generally, you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, and/or note Contract variations referenced throughout this Prospectus. Currently, this Contract is not available for purchase.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................    8
CAPSULE SUMMARY OF THE CONTRACT.............................    8
  Premiums..................................................    9
  The Separate Account......................................    9
  The Funds Available For Investment........................    9
  Fees and Charges..........................................   10
     Asset-Based Insurance Charge...........................   10
     Surrender Charge.......................................   10
     Contract Fee...........................................   11
     Guaranteed Minimum Income Benefit Fee ("GMIB Fee").....   11
     Premium Taxes..........................................   11
     Fund Expenses..........................................   11
  Transfers Among Subaccounts...............................   11
  Withdrawals...............................................   12
  Death Benefit.............................................   12
  Annuity Payments..........................................   12
  Guaranteed Minimum Income Benefit.........................   13
  Right to Review...........................................   13
  Replacement of Contracts..................................   13
FEE TABLE...................................................   13
  Most Recently Ended Fiscal Years..........................   20
YIELDS AND TOTAL RETURNS....................................   20
MERRILL LYNCH LIFE INSURANCE COMPANY........................   21
THE SEPARATE ACCOUNT........................................   22
  Segregation of Separate Account Assets....................   22
  Number of Subaccounts; Subaccount Investments.............   22
INVESTMENTS OF THE SEPARATE ACCOUNT.........................   23
  General Information and Investment Risks..................   23
  The Funds.................................................   23
  AIM Equity Funds..........................................   23
     AIM Constellation Fund.................................   23
     AIM Charter Fund.......................................   23
  The AllianceBernstein Growth and Income Fund, Inc. .......   23
  The AllianceBernstein Large Cap Growth Fund, Inc. ........   23
  Allianz Funds.............................................   23
     Allianz NFJ Small-Cap Value Fund.......................   23
     Allianz OCC Renaissance Fund...........................   24
  American Century Capital Portfolios, Inc. ................   24
     Equity Income Fund.....................................   24
  American Funds............................................   24
     The Bond Fund of America, Inc. ........................   24
     The Growth Fund of America, Inc. ......................   24
     The Income Fund of America, Inc. ......................   24
     The Investment Company of America......................   24
  BlackRock Basic Value Fund, Inc...........................   24
  BlackRock Bond Fund, Inc..................................   25
  BlackRock Fundamental Growth Fund, Inc. ..................   25
  BlackRock Funds...........................................   25
     BlackRock Government Income Portfolio..................   25
  BlackRock Global Allocation Fund, Inc. ...................   25
  BlackRock Index Funds, Inc. ..............................   25
     BlackRock S&P 500 Index Fund...........................   25
  BlackRock Value Opportunities Fund, Inc. .................   26
  Davis New York Venture Fund, Inc. ........................   26

                                                              PAGE
                                                              ----
  Delaware Group Equity Funds III...........................   26
     Delaware Trend Fund....................................   26
  Fidelity Advisor Series I.................................   26
     Advisor Equity Growth Fund.............................   26
     Advisor Mid Cap Growth Fund............................   27
  Fidelity Advisor Series VIII..............................   27
     Advisor Overseas Fund..................................   27
  Lord Abbett Bond-Debenture Fund, Inc. ....................   27
  Lord Abbett Mid-Cap Value Fund, Inc. .....................   28
  Merrill Lynch Ready Assets Trust .........................   28
  MFS Series Trust I........................................   28
     MFS(R) Core Growth Fund................................   28
     MFS(R) Research International Fund.....................   28
  MFS Series Trust IV.......................................   28
     MFS(R) Mid Cap Growth Fund.............................   28
  Oppenheimer Global Fund...................................   28
  Oppenheimer Main Street Funds(R)..........................   28
     Oppenheimer Main Street Fund(R)........................   28
  Oppenheimer Quest for Value Funds.........................   28
     Oppenheimer Quest Opportunity Value Fund...............   28
  PIMCO Funds...............................................   29
     PIMCO Total Return Fund................................   29
  The Putnam Fund for Growth and Income.....................   29
  Putnam International Equity Fund..........................   29
  Putnam Voyager Fund.......................................   29
  Seligman Value Fund Series, Inc. .........................   29
     Seligman Smaller-Cap Value Fund........................   29
  Templeton Funds, Inc. ....................................   29
     Templeton Foreign Fund.................................   29
  Templeton Growth Fund, Inc. ..............................   29
  Van Kampen Comstock Fund..................................   30
  Van Kampen Equity and Income Fund.........................   30
  Van Kampen Equity Trust...................................   30
     Van Kampen Aggressive Growth Fund......................   30
  Certain Payments We Receive With Regard to the Funds......   30
  Selection of Underlying Funds.............................   31
  Other Share Classes and Portfolios........................   32
  Purchases and Redemptions of Fund Shares; Reinvestment....   32
  Substitution of Investments and Changes to the Separate
     Account................................................   32
CHARGES AND DEDUCTIONS......................................   32
  Asset-Based Insurance Charge..............................   32
  Surrender Charge..........................................   33
     When Imposed...........................................   33
     Amount of Charge.......................................   33
     How The Surrender Charge Works.........................   34
     How Deducted...........................................   34
     Pro Rata Deductions....................................   34
  Contract Fee..............................................   34
  Guaranteed Minimum Income Benefit Fee.....................   35
  Other Charges.............................................   35
     Transfer Charges.......................................   35
     Tax Charges............................................   35
     Fund Expenses..........................................   35
     Premium Taxes..........................................   35
FEATURES AND BENEFITS OF THE CONTRACT.......................   36
  Ownership of the Contract.................................   36

                                                              PAGE
                                                              ----
  Issuing the Contract......................................   36
     Issue Age..............................................   36
     Information We Need To Issue The Contract..............   36
     Right to Review........................................   36
  Premiums..................................................   37
     Minimum and Maximum Premiums...........................   37
     How to Make Payments...................................   37
     Automatic Investment Feature...........................   37
     Premium Investments....................................   37
  Accumulation Units........................................   38
     How Are My Contract Transactions Priced?...............   38
     How Do We Determine The Number of Units?...............   38
  Death of Annuitant Prior to Annuity Date..................   39
  Transfers Among Subaccounts...............................   39
     General................................................   39
     Disruptive Trading.....................................   39
  Dollar Cost Averaging Program.............................   41
     What Is It?............................................   41
     Participating in the DCA Program.......................   41
     Minimum Amounts........................................   41
     When Do We Make DCA Transfers?.........................   42
  Asset Allocation Program..................................   42
     General................................................   42
     Asset Allocation Models................................   42
     Changes to the Composition of Asset Allocation
      Models................................................   43
     Initial Allocation to the Selected Asset Allocation
      Model.................................................   43
     Quarterly Rebalancing..................................   43
     Allocation of Future Premiums..........................   44
     Other Information......................................   44
  Rebalancing Program.......................................   44
  Withdrawals and Surrenders................................   45
     When and How Withdrawals are Made......................   45
     Minimum Amounts........................................   46
     Systematic Withdrawal Program..........................   46
     Surrenders.............................................   46
  Payments to Contract Owners...............................   47
  Contract Changes..........................................   47
  Death Benefit.............................................   47
     General................................................   47
     Calculation of Death Benefit...........................   48
     Maximum Anniversary Value GMDB.........................   48
     Return of Premium GMDB.................................   49
     Spousal Continuation...................................   49
  Annuity Payments..........................................   49
  Annuity Options...........................................   50
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................   50
     Payments of a Fixed Amount.............................   50
     Payments for a Fixed Period............................   51
     Life Annuity...........................................   51
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................   51
     Life Annuity With Guaranteed Return of Contract
      Value.................................................   51
     Joint and Survivor Life Annuity........................   51
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................   51
     Individual Retirement Account Annuity..................   52
  Guaranteed Minimum Income Benefit.........................   52
     General................................................   52

                                                              PAGE
                                                              ----
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................   52
     Electing to Receive Income Payments....................   53
     Change of Annuitant....................................   54
     GMIB Fee...............................................   54
     Termination of the GMIB Rider..........................   54
  Gender-Based Payout Rates.................................   55
FEDERAL INCOME TAXES........................................   55
  Federal Income Taxes......................................   55
  Tax Status of the Contract................................   55
     Owner Control..........................................   55
  Taxation of Annuities.....................................   56
     Annuity Payments.......................................   56
     Taxation of Death Benefit Proceeds.....................   56
  Withdrawals...............................................   56
  Individual Retirement Programs............................   56
     Traditional IRAs.......................................   56
     Roth IRAs..............................................   56
     Other Tax Issues For IRAs and Roth IRAs................   57
  Why Must the Contracts Only Be Purchased as IRAs or
     Through IRA Accounts or Roth IRA Accounts?.............   57
  Transfers or Exchanges of a Contract......................   58
  Withholding...............................................   58
  Federal Estate Taxes......................................   58
  Generation-Skipping Transfer Tax..........................   58
  Annuity Purchases by Nonresident Aliens and Foreign
     Corporations...........................................   58
  Possible Changes In Taxation..............................   58
  Possible Charge For Our Taxes.............................   59
  Foreign Tax Credits.......................................   59
OTHER INFORMATION...........................................   59
  Notices and Elections.....................................   59
  Voting Rights.............................................   59
  Reports to Contract Owners................................   60
  Selling the Contract......................................   60
  State Regulation..........................................   61
  Legal Proceedings.........................................   61
  Experts...................................................   61
  Legal Matters.............................................   61
  Registration Statements...................................   62
ACCUMULATION UNIT VALUES....................................   63
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................   67
APPENDIX A--Example of Maximum Anniversary Value GMDB.......  A-1
APPENDIX B--Example of Guaranteed Minimum Income Benefit....  B-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.


annuity date: The date on which annuity payments begin. The annuity date must occur by the older annuitant's 95(th) birthday.


attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Separate Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408(b) of the Internal Revenue Code ("IRC").

Individual Retirement Account ("IRA Account"): A custodial account meeting the requirements of Section 408(a) of the IRC.


joint annuitant: The Contract does not permit co-annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB rider. For the GMIB rider, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or rider.


Roth Individual Retirement Account ("Roth IRA Account"): A custodial account meeting the requirements of Section 408A of the IRC.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

surrender value: The amount payable upon surrender of the Contract, equal to the contract value less any applicable surrender charge and any other charges which are collected upon a full withdrawal.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

As noted above, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center.

The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). (See "Issuing the Contract".) Federal law limits maximum annual contributions to IRAs, IRA Accounts, and Roth IRA Accounts.

THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH THE IRA, IRA ACCOUNT, OR ROTH IRA ACCOUNT. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. Because the minimum initial premium is $25,000, the Contract can only be purchased through an existing IRA Account or Roth IRA Account or by rollover from an existing IRA or Roth IRA contract, a qualified pension or profit sharing plan, a 403(b) plan, or a governmental 457(b) plan. Subsequent premiums generally must be $50 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".


Under Federal law for 2007, you may contribute up to $4,000 to all IRA Contracts, IRA Accounts, and Roth IRA Accounts. The maximum contribution limit is increased to $5,000 if you will be age 50 or older by December 31, 2007. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may rise each year. Please contact a tax advisor for further information.


THE SEPARATE ACCOUNT

As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the Merrill Lynch Ready Assets Trust Subaccount. After the 14 days, we will put the money into the subaccounts you've selected. In Pennsylvania, we won't wait 14 days. Instead, we will invest your premium immediately in the subaccounts you've selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Trust Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT


- AIM EQUITY FUNDS

     - AIM Constellation Fund

     - AIM Charter Fund


- ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

- ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

- ALLIANZ FUNDS
     - Allianz NFJ Small-Cap Value Fund
     - Allianz OCC Renaissance Fund

- AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
     - Equity Income Fund

- AMERICAN FUNDS
     - The Bond Fund of America, Inc.
     - The Growth Fund of America, Inc.

     - The Income Fund of America, Inc.

     - The Investment Company of America


- BLACKROCK BASIC VALUE FUND, INC.



- BLACKROCK BOND FUND, INC.


     - BlackRock Bond Fund



- BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

- BLACKROCK FUNDS


     - BlackRock Government Income Portfolio



- BLACKROCK GLOBAL ALLOCATION FUND, INC.



- BLACKROCK INDEX FUNDS, INC.


     - BlackRock S&P 500 Index Fund



- BLACKROCK VALUE OPPORTUNITIES FUND, INC.


- DAVIS NEW YORK VENTURE FUND, INC.

- DELAWARE GROUP EQUITY FUNDS III
     - Delaware Trend Fund

- FIDELITY ADVISOR SERIES I
     - Advisor Equity Growth Fund

- FIDELITY ADVISOR SERIES VIII
     - Advisor Overseas Fund

- LORD ABBETT BOND-DEBENTURE FUND, INC.

- LORD ABBETT MID-CAP VALUE FUND, INC.


- MERRILL LYNCH READY ASSETS TRUST


- MFS SERIES TRUST I
     - MFS(R) Core Growth Fund
     - MFS(R) Research International Fund

- MFS SERIES TRUST IV
     - MFS(R) Mid Cap Growth Fund

- OPPENHEIMER GLOBAL FUND

- OPPENHEIMER MAIN STREET FUNDS
     - Main Street Fund

- OPPENHEIMER QUEST FOR VALUE FUNDS
     - Oppenheimer Quest Opportunity Value Fund

- PIMCO FUNDS
     - PIMCO Total Return Fund

- THE PUTNAM FUND FOR GROWTH AND INCOME

- PUTNAM INTERNATIONAL EQUITY FUND

- PUTNAM VOYAGER FUND

- SELIGMAN VALUE FUND SERIES, INC.
     - Seligman Smaller-Cap Value Fund

- TEMPLETON FUNDS, INC.
     - Foreign Fund

- TEMPLETON GROWTH FUND, INC.

- VAN KAMPEN COMSTOCK FUND

- VAN KAMPEN EQUITY AND INCOME FUND

- VAN KAMPEN EQUITY TRUST
     - Van Kampen Aggressive Growth Fund


We have closed the subaccount investing in the Advisor Mid Cap Growth Fund of the Fidelity Advisor Series I to allocations of new premium payments and incoming transfers of contract value effective October 22, 2004.


If you want detailed information about the investment objectives of the Funds, see "Investments of the Separate Account" and the prospectuses for the Funds.

FEES AND CHARGES

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.30% annually to cover certain risks. It will never exceed 1.30% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment and administration of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  SURRENDER CHARGE


We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0%. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.

  CONTRACT FEE

We impose a $40 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract if the greater of contract value, or premiums less withdrawals, is less than $50,000. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  GUARANTEED MINIMUM INCOME BENEFIT FEE ("GMIB FEE")

On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your contract value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under "Guaranteed Minimum Income Benefit." We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.

  PREMIUM TAXES


On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4.0% for qualified plans. In some jurisdictions, we deduct a charge for premium taxes from any withdrawal, surrender, or death benefit payment.


  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. However, the Fidelity Advisor Mid Cap Growth Subaccount is closed to transfers of contract value from other subaccounts. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers Among Subaccounts".) We may impose additional restrictions on transfers. (See "Transfers Among Subaccounts -- Disruptive Trading.")

Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See "Asset Allocation Program".)

     - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in each contract year in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS


Withdrawals are generally subject to a surrender charge (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals in a contract year do not exceed the "free withdrawal amount" determined as of the date we receive your withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:


     (a) = 10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

     (b) = the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.


You may take your free withdrawals through lump sum withdrawals or the Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Withdrawals and Surrenders".


A withdrawal may have adverse tax consequences, including the imposition of a 10% penalty tax on withdrawals prior to age 59 1/2 (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment performance, this Contract provides a guaranteed minimum death benefit ("GMDB") if you die before the annuity date. The death benefit equals the greater of the GMDB or the contract value.

If you are age 80 or over when the Contract is issued, the GMDB equals premiums less adjusted withdrawals.

If you are under age 80 when the Contract is issued, the GMDB equals the Maximum Anniversary Value GMDB. The Maximum Anniversary Value GMDB equals the greater of premiums less "adjusted" withdrawals or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract, increased by premiums and decreased by "adjusted" withdrawals. An anniversary value is calculated through the earlier of the owner's attained age 80 or date of death.

You can find more detailed information about the death benefit, and how it is calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS


Annuity payments begin on the annuity date and are made under the annuity option you select. For Contracts purchased through an established IRA Account or Roth IRA Account with MLPF&S, you may select an annuity date that cannot be later than the annuitant's 95th birthday. If you do not select an annuity date, the annuity date for such Contracts is the older annuitant's 95th birthday. For Contracts purchased through an IRA Account, keep in mind that you may need to take distributions or annuitize prior to the older annuitant's 95th birthday to meet Federal minimum distribution requirements. The annuity date for IRA Contracts is generally when the owner/annuitant reaches age 70 1/2.


Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").


ALL OPTIONAL GUARANTEED BENEFIT RIDERS UNDER THE CONTRACT TERMINATE WHEN ANNUITY PAYMENTS BEGIN OR ON THE MATURITY DATE.

GUARANTEED MINIMUM INCOME BENEFIT

For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit ("GMIB"). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant subject to certain conditions. See "Guaranteed Minimum Income Benefit".


RIGHT TO REVIEW



When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the Merrill Lynch Ready Assets Trust Subaccount, we will refund the contract value as of the date we receive your returned Contract.


REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender (sales) charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................   None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)(1).............................................     7%
Transfer Fee(2).............................................    $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Fee(3)......................................    $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  Current and Maximum Asset-Based Insurance Charge..........  1.30%
Annual Charge for Optional Rider:
  Guaranteed Minimum Income Benefit (as an annualized
     percentage of GMIB Benefit Base)(4)....................  0.50%

---------------

(1) The contingent deferred sales charge decreases by 1% annually to 0% after seven years, as follows:


COMPLETE YEARS ELAPSED SINCE                      CHARGE AS A PERCENTAGE
     PAYMENT OF PREMIUM                            OF PREMIUM WITHDRAWN
----------------------------                      ----------------------
          0 years                                            7%
          1 year                                             6%
          2 years                                            5%
          3 years                                            4%
          4 years                                            3%
          5 years                                            2%
          6 years                                            1%
      7 or more years                                        0%

(2) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(3) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal if the greater of contract value, or premiums less withdrawals, is less than $50,000.

(4) The GMIB charge will be deducted at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date. For Contracts issued before October 16, 2004, the GMIB charge was, and remains, 0.40%.


The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year before and after any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



RANGE OF EXPENSES FOR THE FUNDS(5)                            MINIMUM        MAXIMUM
----------------------------------                            -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.56%    --    1.74%
                                                               -----          -----
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses -- after any
  contractual waivers or reimbursements of fees and
  expenses)(6)..............................................   0.56%    --    1.74%
                                                               -----          -----


---------------

(5) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown.

(6) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive Fund expenses above a threshold for a limited period of time. For more information about these arrangements, consult the prospectuses for the Funds.

The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year*, as a percentage of each Fund's average net assets.




                                                              BLACKROCK
                                                                 BOND
                                                                FUND,
                                                                 INC.
                                                              ----------                  BLACKROCK
                                                              BLACKROCK     BLACKROCK       GLOBAL
                                                 BLACKROCK       BOND      FUNDAMENTAL    ALLOCATION
                                                BASIC VALUE      FUND         GROWTH      FUND, INC.
                                                FUND, INC.    (INVESTOR     FUND, INC.    (INVESTOR     MERRILL LYNCH
                                                (INVESTOR A       A        (INVESTOR A        A         READY ASSETS
ANNUAL EXPENSES                                 SHARES)(1)    SHARES)(2)     SHARES)      SHARES)(3)      TRUST(4)
---------------                                 -----------   ----------   ------------   ----------   ---------------
Investment Advisory Fees......................     0.40%         0.44%         0.61%         0.75%          0.374%
12b-1 Fees....................................     0.25%         0.25%         0.25%         0.25%          0.125%
Other Expenses................................     0.17%         0.23%         0.26%         0.16%          0.161%
Acquired Fund Fees and Expenses...............     0.01%         0.01%         0.01%         0.01%             --
Total Annual Operating Expenses...............     0.83%(5)      0.93%(5)      1.13%(5)      1.17%(5)       0.660%
Expense Reimbursements........................       --         (0.06%)          --            --              --
Net Expenses..................................     0.83%(5)      0.87%(5)      1.13%(5)      1.17%(5)       0.660%



                                                 BLACKROCK
                                                   INDEX      BLACKROCK
                                                FUNDS, INC.     FUNDS
                                                -----------   ----------
                                                 BLACKROCK    BLACKROCK                          AIM EQUITY FUNDS
                                                  S&P 500     GOVERNMENT     BLACKROCK     -----------------------------
                                                   INDEX        INCOME         VALUE            AIM
                                                   FUND       PORTFOLIO    OPPORTUNITIES   CONSTELLATION
                                                 (INVESTOR    (INVESTOR     FUND, INC.         FUND         AIM CHARTER
                                                     A            A         (INVESTOR A      (CLASS A      FUND (CLASS A
ANNUAL EXPENSES                                 SHARES)(6)    SHARES)(7)    SHARES)(1)      SHARES)(8)      SHARES)(9)
---------------                                 -----------   ----------   -------------   -------------   -------------
Investment Advisory Fees......................     0.010%        0.50%         0.47%            0.63%           0.63%
12b-1 Fees....................................     0.250%          --          0.25%            0.25%           0.25%
Other Expenses................................     0.345%        0.34%         0.55%            0.36%           0.39%
Service Fees..................................        --         0.25%           --               --              --
Acquired Fund Fees and Expenses...............     0.010%          --          0.02%              --            0.02%
Total Annual Operating Expenses...............     0.615%(5)     1.09%         1.29%(5)         1.24%           1.29%
Expense Reimbursements........................    (0.005%)      (0.02%)          --            (0.03%)         (0.01%)
Net Expenses..................................     0.610%(5)     1.07%         1.29%(5)         1.21%           1.28%



                                                                                                       AMERICAN CENTURY
                                                                                 ALLIANZ FUNDS             CAPITAL
                                                                           -------------------------   PORTFOLIOS, INC.
                                   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANZ NFJ   ALLIANZ OCC   ----------------
                                      GROWTH AND           LARGE CAP        SMALL-CAP    RENAISSANCE    EQUITY INCOME
                                     INCOME FUND,        GROWTH FUND,      VALUE FUND       FUND             FUND
                                     INC. (CLASS A       INC. (CLASS A      (CLASS A      (CLASS A      (ADVISOR CLASS
ANNUAL EXPENSES                         SHARES)             SHARES)        SHARES)(10)   SHARES)(11)     SHARES)(12)
---------------                    -----------------   -----------------   -----------   -----------   ----------------
Investment Advisory Fees.........        0.55%                0.72%           0.60%         0.60%            0.73%
12b-1 Fees.......................          --                 0.30%           0.25%         0.25%            0.50%
Other Expenses...................        0.06%                0.45%           0.40%         0.40%              --
Acquired Fund Fees and
  Expenses.......................          --                   --              --            --               --
Total Annual Operating
  Expenses.......................        0.61%                1.47%           1.25%         1.25%            1.23%
Expense Reimbursements...........          --                   --              --            --               --
Net Expenses.....................        0.61%                1.47%           1.25%         1.25%            1.23%



                                                      AMERICAN FUNDS(13)
                                    -------------------------------------------------------                  DELAWARE
                                                                                    THE       DAVIS NEW    GROUP EQUITY
                                      THE BOND      THE GROWTH     THE INCOME    INVESTMENT      YORK       FUNDS III
                                      FUND OF        FUND OF        FUND OF      COMPANY OF    VENTURE     ------------
                                    AMERICA INC.   AMERICA INC.   AMERICA INC.    AMERICA     FUND, INC.    TREND FUND
                                      (CLASS A       (CLASS A       (CLASS A      (CLASS A     (CLASS A      (CLASS A
ANNUAL EXPENSES                       SHARES)        SHARES)        SHARES)       SHARES)      SHARES)     SHARES)(14)
---------------                     ------------   ------------   ------------   ----------   ----------   -----------
Investment Advisory Fees.........       0.25%          0.28%          0.25%         0.24%        0.49%         0.71%
12b-1 Fees.......................       0.25%          0.25%          0.23%         0.23%        0.25%         0.29%
Other Expenses...................       0.15%          0.12%          0.08%         0.10%        0.14%         0.40%
Acquired Fund Fees and
  Expenses.......................         --             --             --            --           --            --
Total Annual Operating
  Expenses.......................       0.65%          0.65%          0.56%         0.57%        0.88%         1.40%
Expense Reimbursements...........         --             --             --            --        (0.01%)          --
Net Expenses.....................       0.65%          0.65%          0.56%         0.57%        0.87%         1.40%


---------------
* For a list of these dates, see "Most Recently Ended Fiscal Years."

                                                                       FIDELITY
                                                                       ADVISORY
                                        FIDELITY ADVISOR SERIES I     SERIES VIII
                                       ----------------------------   -----------
                                         ADVISOR        ADVISOR         ADVISOR      LORD ABBETT      LORD ABBETT
                                         EQUITY      MID CAP GROWTH    OVERSEAS     BOND-DEBENTURE   MID-CAP VALUE
                                       GROWTH FUND        FUND           FUND         FUND, INC.      FUND, INC.
                                        (CLASS A        (CLASS A       (CLASS A        (CLASS A        (CLASS A
ANNUAL EXPENSES                        SHARES)(15)    SHARES)(16)     SHARES)(17)      SHARES)          SHARES)
---------------                        -----------   --------------   -----------   --------------   -------------
Investment Advisory Fees.............     0.57%           0.57%          0.55%           0.45%           0.51%
12b-1 Fees...........................     0.25%           0.25%          0.25%           0.35%           0.30%
Other Expenses.......................     0.31%           0.41%          0.39%           0.19%           0.25%
Acquired Fund Fees and Expenses......       --              --             --              --              --
Total Annual Operating Expenses......     1.13%           1.23%          1.19%           0.99%           1.06%
Expense Reimbursements...............       --              --             --              --              --
Net Expenses.........................     1.13%           1.23%          1.19%           0.99%           1.06%



                                                MFS SERIES TRUST                                       OPPENHEIMER
                                           ---------------------------    MFS SERIES                   MAIN STREET
                                                            MFS(R)         TRUST IV                       FUNDS
                                                           RESEARCH      -------------                 ------------
                                           MFS(R) CORE   INTERNATIONAL    MFS(R) MID     OPPENHEIMER   MAIN STREET
                                           GROWTH FUND       FUND         CAP GROWTH     GLOBAL FUND       FUND
                                            (CLASS A       (CLASS A      FUND (CLASS A    (CLASS A       (CLASS A
ANNUAL EXPENSES                            SHARES)(18)    SHARES)(19)     SHARES)(19)    SHARES)(20)   SHARES)(21)
---------------                            -----------   -------------   -------------   -----------   ------------
Investment Advisory Fees.................      0.75%          0.81%          0.75%          0.63%          0.46%
12b-1 Fees...............................      0.35%          0.35%          0.25%          0.24%          0.24%
Other Expenses...........................      0.34%          0.27%          0.29%          0.21%          0.22%
Acquired Fund Fees and Expenses..........        --             --             --             --             --
Total Annual Operating Expenses..........      1.44%          1.43%          1.29%          1.08%          0.92%
Expense Reimbursements...................     (0.10%)           --             --             --             --
Net Expenses.............................      1.34%          1.43%          1.29%          1.08%          0.92%



                                         OPPENHEIMER
                                          QUEST FOR
                                            VALUE
                                          FUNDS(22)
                                         -----------
                                         OPPENHEIMER   PIMCO FUNDS
                                            QUEST      -----------     THE PUTNAM         PUTNAM
                                         OPPORTUNITY   PIMCO TOTAL   FUND FOR GROWTH   INTERNATIONAL      PUTNAM
                                         VALUE FUND    RETURN FUND     AND INCOME         EQUITY       VOYAGER FUND
                                          (CLASS A      (CLASS A        (CLASS A         (CLASS A        (CLASS A
ANNUAL EXPENSES                            SHARES)     SHARES)(23)       SHARES)          SHARES)        SHARES)
---------------                          -----------   -----------   ---------------   -------------   ------------
Investment Advisory Fees...............     0.83%         0.25%           0.44%            0.63%           0.51%
12b-1 Fees.............................     0.25%         0.25%           0.25%            0.25%           0.25%
Other Expenses.........................     0.35%         0.40%           0.21%            0.38%           0.34%
Acquired Fund Fees and Expenses........     0.02%           --              --               --              --
Total Annual Operating Expenses........     1.45%         0.90%           0.90%            1.26%           1.10%
Expense Reimbursements.................       --            --              --               --              --
Net Expenses...........................     1.45%         0.90%           0.90%            1.26%           1.10%



                                     SELIGMAN                                                             VAN KAMPEN
                                    VALUE FUND     TEMPLETON                                             EQUITY TRUST
                                   SERIES, INC.   FUNDS, INC.                                            ------------
                                   ------------   ------------   TEMPLETON    VAN KAMPEN   VAN KAMPEN     VAN KAMPEN
                                   SMALLER-CAP     TEMPLETON       GROWTH      COMSTOCK    EQUITY AND     AGGRESSIVE
                                    VALUE FUND    FOREIGN FUND   FUND, INC.      FUND      INCOME FUND   GROWTH FUND
                                     (CLASS A       (CLASS A      (CLASS A     (CLASS A     (CLASS A       (CLASS A
ANNUAL EXPENSES                      SHARES)        SHARES)       SHARES)      SHARES)       SHARES)       SHARES)
---------------                    ------------   ------------   ----------   ----------   -----------   ------------
Investment Advisory Fees.........      1.00%          0.59%         0.57%        0.37%        0.35%          0.70%
12b-1 Fees.......................      0.25%          0.25%         0.25%        0.25%        0.25%          0.25%
Other Expenses...................      0.49%          0.32%         0.23%        0.18%        0.18%          0.42%
Acquired Fund Fees and
  Expenses.......................        --             --            --           --           --             --
Total Annual Operating
  Expenses.......................      1.74%          1.16%         1.05%        0.80%        0.78%          1.37%
Expense Reimbursements...........        --             --            --           --           --             --
Net Expenses.....................      1.74%          1.16%         1.05%        0.80%        0.78%          1.37%


---------------


 (1) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of its underlying master portfolio/trust.



 (2) Fees and expenses shown include the expenses of both the Bond Fund and the Bond Fund's pro rata share of the expenses of its underlying master portfolio/trust. The Bond Fund's investment adviser receives a fee from the master portfolio at the annual rate of 0.07% of the master portfolio's average daily net assets, a portion of which is paid indirectly by the Bond Fund, and receives a fee from the Bond Fund at the annual rate of 0.37% of the Bond Fund's average daily net assets for an overall Investment Advisory Fee rate paid by the Bond Fund of 0.44%.

However, the investment adviser has contractually agreed to waive the Bond Fund's Investment Advisory Fee in the amount of the Bond Fund's share of the Investment Advisory Fee paid by the master portfolio for as long as the Bond
   Fund invests in the master portfolio. After giving effect to this waiver, the investment adviser receives a fee from the Bond Fund (including the fee paid indirectly through the master portfolio) at the annual rate of 0.37% of the Bond Fund's average daily net assets.



 (3) The Fund's investment adviser has agreed to voluntarily waive a portion of the Investment Advisory Fee. The Fund's investment adviser may discontinue or reduce this waiver of fees at any time without notice. For the fiscal year ended October 31, 2006, after taking into account this fee waiver, the Total Annual Operating Expense ratio for Investor A Shares was 1.08%.



 (4) The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund is authorized to pay each distributor Rule 12b-1 Fees at an annual rate of 0.125% of the average daily net asset value of Fund shares sold through such distributor.



 (5) Where applicable, the Total Annual Operating Expenses of the Fund do not correlate to the ratio of expenses to average net assets given in the most recent annual report, which does not include the Acquired Fund Fees and Expenses (or, as applicable, the Master Portfolio's Acquired Fund Fees and Expenses).



 (6) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of the series of Quantitative Master Series Trust in which it invests. The investment adviser for the underlying series has entered into a contractual arrangement that provides that the Investment Advisory Fee for the series, when combined with the administrative fees of certain funds that invest in the series will not exceed specified amounts. As a result, the investment adviser receives a fee of 0.005% of the average daily net assets of the series in which the Fund invests. Absent this contractual arrangement, the investment adviser of Master S&P 500 Index Series would receive the Investment Advisory Fee as a percentage of average daily net assets of 0.01%. This arrangement has a one year term and is renewable.



 (7) BlackRock US Government Fund was reorganized into BlackRock Government Income Portfolio on October 13, 2006. Pursuant to the reorganization, each shareholder of Class A shares of BlackRock US Government Fund received Investor A Shares of BlackRock Government Income Portfolio with an aggregate net asset value equal to the aggregate net asset value of BlackRock US Government Fund shares owned immediately prior to the reorganization. Acquired Fund Fees and Expenses were less than 0.01% for the Fund's last fiscal year. The Fund's investment adviser has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% for Investor A Shares (excluding interest expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets until February 1, 2008. The Fund may have to repay some of these waivers and reimbursements to the investment adviser in the following two years. Including voluntary waivers, the Net Expenses for Investor A Shares of the Fund are estimated to be 0.90% (excluding interest expense, Acquired Fund Fees and Expenses and certain other Fund expenses). These voluntary waivers may be terminated at any time. See the Fund's prospectus for a discussion of these waivers and reimbursements. In addition, the investment adviser has agreed to voluntarily waive or reimburse fees or expenses such that Net Expenses would not exceed 0.95% (excluding interest expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Investor A Shares. This voluntary waiver or reimbursement may be reduced or discontinued at any time; however, BlackRock has agreed not to reduce or discontinue this waiver or reimbursement for a period of two years after the closing of the reorganization of the Fund and a mutual fund formerly managed by Merrill Lynch Investment Managers unless approved by the Fund's trustees, including a majority of the non-interested trustees.



 (8) Through December 31, 2012, the Fund's investment advisor has contractually agreed to waive a portion of its Investment Advisory Fees to the extent necessary so that the Investment Advisory Fees payable to the Fund do not exceed a specified maximum annual Investment Advisory Fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual Investment Advisory Fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).



 (9) Through December 31, 2012, the Fund's investment advisor has contractually agreed to waive a portion of its Investment Advisory Fees to the extent necessary so that Investment Advisory Fees payable to the Fund do not exceed a specified maximum annual Investment Advisory Fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual Investment Advisory Fee rate ranges from 0.75% (for average net assets up to $150 million) to 0.52% (for average net assets over $10 billion).



 (10) Effective January 1, 2007, the Investment Advisory Fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund's average daily net assets. Other Expenses reflect a 0.38% administrative fee paid by Class A shares and approximately 0.02% in interest, trustees' and shareholder meeting/proxy expenses incurred by Class A shares during the most recent fiscal year. The administrative fee of 0.40% is subject to a reduction of 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion, an additional 0.05% on assets in excess of $5 billion and an additional 0.025% on assets in excess of $7.5 billion, each based on the Fund's average daily net assets attributable in the aggregate to its Class A shares. The administrative fee rate and breakpoint schedule reflects the administrative fee in effect beginning April 1, 2005.

 (11) The Fund's Investment Advisory Fee has been reduced by 0.05%. In addition, effective October 1, 2007, the Fund's Investment Advisory Fee will be further reduced by 0.05% to 0.50%. These Investment Advisory Fee reductions will continue until at least December 31, 2007. Other Expenses reflects a 0.38% administrative fee paid by Class A shares and approximately 0.02% in interest, trustees' and shareholder meeting/proxy expenses incurred by Class A shares during the most recent fiscal year. The administrative fee of 0.40% is subject to a reduction of 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion, an additional 0.05% on assets in excess of $5 billion and an additional 0.025% on assets in excess of $7.5 billion, each based on the Fund's average daily net assets attributable in the aggregate to its Class A shares.



 (12) The Fund pays 0.25% to the broker-dealer as a record of trailing commission and 0.25% for administrative services. Adviser Class shares are purchased at net asset value and are subject to annual service and distribution fees totaling 0.50%.



 (13) The Fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. Total Annual Operating Expenses do not reflect any waiver.



 (14) The Board of Trustees has adopted a formula for calculating 12b-1 Fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 Fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 Fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. The investment adviser has contracted to waive fees and pay expenses through October 21, 2007 in order to prevent Total Annual Operating Expenses (excluding any 12b-1 Fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 1.11% of average daily net assets.



 (15) The Fund's investment adviser has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.25%. This arrangement may be discontinued by the Fund's investment adviser at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, Total Annual Operating Expenses for the year ended November 30, 2006 would have been 1.11%.



 (16) The Fund's investment adviser has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.25%. This arrangement may be discontinued by the Fund's investment adviser at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses.



 (17) The Fund's investment adviser has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.50%. This arrangement may be discontinued by the Fund's investment adviser at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, Total Annual Operating Expenses for the year ended October 31, 2006 would have been 1.17%.



 (18) The Fund has entered into an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account Total Annual Operating Expenses would be lower. The Fund's investment adviser has agreed in writing to waive its Investment Advisory Fee of 0.65% annually. This written agreement will continue until at least February 28, 2009. The Fund's 12b-1 Plan permits it to pay distribution and/or service fees to support the sale and distribution of the Fund's Class A shares and the services provided by financial intermediaries.



 (19) The Fund entered into an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, Total Annual Operating Expenses would be lower. The Fund's 12b-1 Plan permits it to pay distribution and/or service fees to support the sale and distribution of the Fund's Class A shares and the services provided by financial intermediaries.



 (20) Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The transfer agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended September 30, 2006, the transfer agent fees did not exceed the expense limitation described above.



 (21) Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The transfer agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended August 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



 (22) Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The transfer agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. Effective

January 1, 2003, the Board voluntarily reduced the Class A asset-based sales charge to zero resulting in a 12b-1 fee of 0.25%. The Board of Trustees can set the rate of the asset-based sales charge on Class A shares to 0.25% of average annual net assets. For purposes of the Fee Table, the calculation of the Acquired Fund Fees and Expenses are based on the Fund's estimated holdings of Acquired Funds during its current fiscal year. The investment adviser will waive its Investment Advisory Fees in an amount equal to the indirectly incurred Investment Advisory Fees from the Fund's investments in Institutional Money Market Fund. Based on the estimated fee calculations reflected in the table, that waiver would equal 0.02% for the current fiscal year.



 (23) Other Expenses reflect an administrative fee of 0.40%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Fee, Separate Account Annual Expenses, the GMIB Fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
$1,007         $1,594          $2,199           $4,000


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
 $895          $1,254          $1,615           $2,842


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
 $368          $1,125          $1,909           $4,000


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
 $247           $765           $1,315           $2,842



Based on average Contract size, the Examples reflect the $40 contract fee as 0.02% of average assets. They assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of 0.50% of the GMIB Benefit Base collected at the end of each calendar quarter. See the "Charges and Discussions"
section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

MOST RECENTLY ENDED FISCAL YEARS

This prospectus reflects information for each Fund as of the end of each Fund's most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:


   FISCAL YEAR END                                  FUNDS
March 31, 2006           BlackRock Value Opportunities Fund, Inc., American Century
                         Equity Income Fund, PIMCO Total Return Fund, Van Kampen
                         Aggressive Growth Fund
June 30, 2006            BlackRock Basic Value Fund, Inc., Allianz NFJ Small-Cap
                         Value Fund, Allianz OCC Renaissance Fund, Delaware Trend
                         Fund, Putnam International Equity Fund, Seligman Smaller-Cap
                         Value Fund
July 31, 2006            AllianceBernstein Growth & Income Fund, AllianceBernstein
                         Large Cap Growth Fund, Inc., American Funds The Income Fund
                         of America, Inc., Davis New York Venture Fund, Inc., Putnam
                         Voyager Fund
August 31, 2006          BlackRock Fundamental Growth Fund, Inc., American Funds The
                         Growth Fund of America, Inc., MFS Core Growth Fund, MFS
                         Research International Fund, MFS Mid Cap Growth Fund,
                         Oppenheimer Main Street Fund(R), Templeton Growth Fund,
                         Templeton Foreign Fund
September 30, 2006       BlackRock Bond Fund, BlackRock Government Income Portfolio,
                         Oppenheimer Global Fund
October 31, 2006         BlackRock Global Allocation Fund, Inc., AIM Constellation
                         Fund, Fidelity Advisor Overseas Fund, Oppenheimer Quest
                         Opportunity Value Fund, Putnam Fund for Growth and Income
November 30, 2006        Fidelity Advisor Equity Growth Fund, Fidelity Advisor Mid
                         Cap Growth Fund
December 31, 2006        BlackRock S&P 500 Index Fund, Merrill Lynch Ready Assets
                         Trust, AIM Charter Fund, American Funds The Bond Fund of
                         America, Inc., American Funds The Investment Company of
                         America, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett
                         Mid-Cap Value Fund, Inc., Van Kampen Comstock Fund, Van
                         Kampen Equity and Income Fund


                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Merrill Lynch Ready Assets Trust Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (besides the Merrill Lynch Ready Assets Trust Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE SEPARATE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account D (the "Separate Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the Federal securities laws. The Separate Account's assets are segregated from all of our other assets.

SEGREGATION OF SEPARATE ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Separate Account. The Separate Account's income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 41 subaccounts currently available under the Contract through the Separate Account. One previously available subaccount, the Advisor Mid Cap Growth Fund of the Fidelity Advisor Series I, is closed to allocations of new premiums and incoming transfers of contract value. All subaccounts invest in one of the following mutual funds or a corresponding portfolio thereof: BlackRock Basic Value Fund, Inc., BlackRock Bond Fund, BlackRock Fundamental Growth Fund, Inc., BlackRock Global Allocation Fund, Inc., Merrill Lynch Ready Assets Trust, BlackRock S&P 500 Index Fund, BlackRock Value Opportunities Fund, Inc., BlackRock Government Income Portfolio, AIM Equity Funds, AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., Allianz Funds, American Century Capital Portfolios, Inc., The Bond Fund of America, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Davis New York Venture Fund, Inc., Delaware Group Equity Funds III, Fidelity Advisor Series I, Fidelity Advisor Series VIII, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., MFS Series Trust I, MFS Series Trust IV, Oppenheimer Global Fund, Oppenheimer Main Street Funds, Oppenheimer Quest for Value Funds, PIMCO Funds, The Putnam Fund for Growth and Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Value Fund Series, Inc., Templeton Funds, Inc., Templeton Growth Fund, Inc., Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, or Van Kampen Equity Trust. Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds may be similar to the investment objectives and policies of other funds or portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other fund or portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available through the Contract may have names similar to funds or portfolios not available through the Contract. All of the underlying mutual funds offered through this Separate Account are available to the general public.

                      INVESTMENTS OF THE SEPARATE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account as well as members of the general public. Shares of these Funds may be offered to separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch).

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

                                   THE FUNDS


The following table summarizes each Fund(s) investment objective(s), investment adviser(s), and asset class/investment style.



                               INVESTMENT                  INVESTMENT              ASSET CLASS/
  AIM EQUITY FUNDS              OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
AIM CONSTELLATION        Seeks growth of            A I M Advisors, Inc.        Domestic Equity/
FUND                     capital.                                               Large Cap Growth
--------------------------------------------------------------------------------------------------
AIM CHARTER FUND         Seeks long-term growth     A I M Advisors, Inc.        Domestic Equity/
                         of capital.                                            Large Cap Blend
--------------------------------------------------------------------------------------------------



THE ALLIANCEBERNSTEIN
  GROWTH AND INCOME            INVESTMENT                  INVESTMENT              ASSET CLASS/
     FUND, INC.                 OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
THE ALLIANCEBERNSTEIN    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
GROWTH AND INCOME        of capital.                                            Large Cap Value
FUND, INC.
--------------------------------------------------------------------------------------------------


THE ALLIANCEBERNSTEIN
  LARGE CAP GROWTH             INVESTMENT                  INVESTMENT              ASSET CLASS/
     FUND, INC.                 OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
THE ALLIANCEBERNSTEIN    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
LARGE CAP GROWTH         of capital.                                            Large Cap Growth
FUND, INC.
--------------------------------------------------------------------------------------------------

                               INVESTMENT                  INVESTMENT              ASSET CLASS/
    ALLIANZ FUNDS               OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ALLIANZ NFJ SMALL-       Seeks long-term growth     Allianz Global Investors    Domestic Equity/
CAP VALUE FUND           of capital and income.     Fund Management LLC         Small Cap Value
(Class A)
--------------------------------------------------------------------------------------------------

                               INVESTMENT                  INVESTMENT              ASSET CLASS/
    ALLIANZ FUNDS               OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ALLIANZ OCC              Seeks long-term growth     Allianz Global Investors    Domestic Equity/
RENAISSANCE FUND         of capital and income.     Fund Management LLC         Mid Cap Value
--------------------------------------------------------------------------------------------------


    AMERICAN CENTURY              INVESTMENT                  INVESTMENT              ASSET CLASS/
CAPITAL PORTFOLIOS, INC.           OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
-----------------------------------------------------------------------------------------------------
EQUITY INCOME FUND          Seeks current income.      American Century            Domestic
(Advisor Class)             Capital appreciation is    Investment Management,      Equity/Mid Cap
                            a secondary objective.     Inc.                        Value
-----------------------------------------------------------------------------------------------------


                               INVESTMENT                  INVESTMENT              ASSET CLASS/
   AMERICAN FUNDS               OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
THE BOND FUND OF         Seeks to provide as        Capital Research and        Fixed Income/
AMERICA, INC.            high a level of current    Management Company          Intermediate Term
(Class A)                income as is consistent
                         with the preservation
                         of capital.
--------------------------------------------------------------------------------------------------
THE GROWTH FUND OF       Seeks growth of            Capital Research and        Domestic Equity/
AMERICA, INC.            capital.                   Management Company          Large Cap Growth
(Class A)
--------------------------------------------------------------------------------------------------
THE INCOME FUND OF       Seeks to provide           Capital Research and        Balanced/US
AMERICA, INC.            current income while       Management Company
(Class A)                secondarily striving
                         for capital growth.
--------------------------------------------------------------------------------------------------
THE INVESTMENT           Long-term growth of        Capital Research and        Domestic Equity/
COMPANY OF AMERICA       capital and income.        Management Company          Large Cap Value
(Class A)
--------------------------------------------------------------------------------------------------


   BLACKROCK BASIC             INVESTMENT                  INVESTMENT              ASSET CLASS/
  VALUE FUND, INC.*             OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK BASIC VALUE    Seeks capital              BlackRock Advisors, LLC     Domestic Equity/
FUND, INC. (Investor     appreciation, and,         ("BlackRock Advisors")      Large Cap Value
A)                       secondarily income.
                                                    Subadviser: BlackRock
                                                    Investment Management,
                                                    LLC ("BlackRock
                                                    Investment Management")
--------------------------------------------------------------------------------------------------


---------------


* Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment Managers, L.P. or Fund Asset Managers, L.P., and each Fund's name began with "Merrill Lynch" instead of "BlackRock."

   BLACKROCK BOND              INVESTMENT                  INVESTMENT              ASSET CLASS/
     FUND INC.*                 OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK BOND FUND      Seeks as high a level      BlackRock Advisors          Fixed Income/
(Investor A)             of current income as is                                Intermediate Term
                         consistent with the        Subadviser: BlackRock
                         investment policies of     Financial Management,
                         the Fund. As a             Inc. ("BlackRock
                         secondary objective,       Financial Management")
                         the Fund seeks capital
                         appreciation when
                         consistent with its
                         primary objective.
--------------------------------------------------------------------------------------------------



      BLACKROCK
 FUNDAMENTAL GROWTH            INVESTMENT                  INVESTMENT              ASSET CLASS/
     FUND, INC.*                OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK FUNDAMENTAL    Seeks long-term growth     BlackRock Advisors          Domestic
GROWTH FUND, INC.        of capital.                                            Equity/Large Cap
(Investor A)                                        Subadviser: BlackRock       Growth
                                                    Investment Management
--------------------------------------------------------------------------------------------------



                               INVESTMENT                  INVESTMENT              ASSET CLASS/
  BLACKROCK FUNDS*              OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK GOVERNMENT     Seeks to maximize total    BlackRock Advisors          Fixed Income/
INCOME PORTFOLIO         return consistent with                                 Intermediate Term
(Investor A)             income generation and      Subadviser: BlackRock
(formerly, the           prudent investment         Financial Management
BlackRock U.S.           management.
Government Fund)
--------------------------------------------------------------------------------------------------






   BLACKROCK GLOBAL             INVESTMENT                  INVESTMENT              ASSET CLASS/
ALLOCATION FUND, INC.*           OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
---------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL          Seeks to provide high      BlackRock Advisors          Balanced/Global
ALLOCATION FUND, INC.     total investment
(Investor A)              return.                    Subadviser: BlackRock
                                                     Investment Management
                                                     and BlackRock Asset
                                                     Management U.K. Limited
---------------------------------------------------------------------------------------------------



   BLACKROCK INDEX             INVESTMENT                  INVESTMENT              ASSET CLASS/
    FUNDS, INC.*                OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK S&P 500        Seeks to match the         BlackRock Advisors          Domestic
INDEX FUND (Investor     performance of the                                     Equity/Large Cap
A)                       Standard & Poor's(R)       Subadviser: BlackRock       Blend
                         500 Index as closely as    Investment Management
                         possible before the
                         deduction of Fund
                         expenses.
--------------------------------------------------------------------------------------------------


---------------


* Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment Managers, L.P. or Fund Asset Managers, L.P., and each Fund's name began with "Merrill Lynch" instead of "BlackRock."

   BLACKROCK VALUE
 OPPORTUNITIES FUND,           INVESTMENT                  INVESTMENT              ASSET CLASS/
        INC.*                   OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK VALUE          Seeks long-term growth     BlackRock Advisors          Domestic Equity/
OPPORTUNITIES FUND,      of capital.                                            Small Cap Blend
INC. (Investor A)                                   Subadviser: BlackRock
                                                    Investment Management
--------------------------------------------------------------------------------------------------



   DAVIS NEW YORK              INVESTMENT                  INVESTMENT              ASSET CLASS/
 VENTURE FUND, INC.             OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
DAVIS NEW YORK           Seeks long-term growth     Davis Selected Advisers,    Domestic Equity/
VENTURE FUND, INC.       of capital.                L.P.                        Large Cap Value
(Class A)
                                                    Subadviser: Davis
                                                    Selected Advisers-NY,
                                                    Inc.
--------------------------------------------------------------------------------------------------


   DELAWARE GROUP              INVESTMENT                  INVESTMENT              ASSET CLASS/
  EQUITY FUNDS III              OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
DELAWARE TREND FUND      Seeks capital              Delaware Management         Domestic Equity/
(Class A)                appreciation.              Company                     Small Cap Growth
--------------------------------------------------------------------------------------------------

  FIDELITY ADVISOR             INVESTMENT                  INVESTMENT              ASSET CLASS/
      SERIES I                  OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ADVISOR EQUITY GROWTH    Seeks capital              Fidelity Management &       Domestic Equity/
FUND (Class A)           appreciation.              Research Company            Large Cap Growth
                                                    Subadvisers:
                                                    - Fidelity Management &
                                                      Research (U.K.) Inc.
                                                    - Fidelity Management &
                                                      Research (Far East)
                                                      Inc.
                                                    - Fidelity Investments
                                                      Japan Limited.
                                                    - FMR Co., Inc.
--------------------------------------------------------------------------------------------------

---------------


* Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment Managers, L.P. or Fund Asset Managers, L.P., and each Fund's name began with "Merrill Lynch" instead of "BlackRock."

  FIDELITY ADVISOR             INVESTMENT                  INVESTMENT              ASSET CLASS/
      SERIES I                  OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ADVISOR MID CAP          Seeks long-term growth     Fidelity Management &       Domestic Equity/
GROWTH FUND**            of capital.                Research Company            Mid Cap Growth
                                                    Subadvisers:
                                                    - Fidelity Management &
                                                      Research (U.K.) Inc.
                                                    - Fidelity Management &
                                                      Research (Far East)
                                                      Inc.
                                                    - Fidelity Investments
                                                      Japan Limited.
                                                    - FMR Co., Inc.
--------------------------------------------------------------------------------------------------


  FIDELITY ADVISOR             INVESTMENT                  INVESTMENT              ASSET CLASS/
     SERIES VIII                OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ADVISOR OVERSEAS FUND    Seeks long-term growth     Fidelity Management &       International
(Class A)                of capital.                Research Company            Equity/
                                                                                International
                                                    Subadvisers:
                                                    - Fidelity Management &
                                                      Research (U.K.) Inc.
                                                    - Fidelity Management &
                                                      Research (Far East)
                                                      Inc.
                                                    - Fidelity International
                                                      Investment Advisors
                                                    - Fidelity International
                                                      Investment Advisers
                                                      (U.K.) Limited
                                                    - Fidelity Investments
                                                      Japan Limited.
                                                    - FMR Co., Inc.
--------------------------------------------------------------------------------------------------

  LORD ABBETT BOND-            INVESTMENT                  INVESTMENT              ASSET CLASS/
DEBENTURE FUND, INC.            OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
LORD ABBETT BOND-        Seeks high current         Lord, Abbett & Co. LLC      Fixed Income/
DEBENTURE FUND, INC.     income and the                                         High Yield
(Class A)                opportunity for capital
                         appreciation to produce
                         a high total return.
--------------------------------------------------------------------------------------------------

---------------


** The subaccount corresponding to this Fund was closed to new allocations of premiums and incoming transfers of contract value following the close of business on October 22, 2004.

 LORD ABBETT MID-CAP           INVESTMENT                  INVESTMENT              ASSET CLASS/
  VALUE FUND, INC.              OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP      Seeks capital              Lord, Abbett & Co. LLC      Domestic Equity/
VALUE FUND, INC.         appreciation.                                          Mid Cap Value
(Class A)
--------------------------------------------------------------------------------------------------


 MERRILL LYNCH READY           INVESTMENT                  INVESTMENT              ASSET CLASS/
    ASSETS TRUST                OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MERRILL LYNCH READY      Seeks preservation of      BlackRock Advisors          Fixed Income/Money
ASSETS TRUST (Class      capital, liquidity, and                                Market
A)                       the highest possible       Subadviser: BlackRock
                         current income             Institutional Management
                         consistent with this       Corporation
                         objective.
--------------------------------------------------------------------------------------------------


                               INVESTMENT                  INVESTMENT              ASSET CLASS/
 MFS SERIES TRUST I             OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MFS(R) CORE GROWTH       Seeks capital              MFS(R) Investment           Domestic Equity/
FUND                     appreciation.              Management                  Large Cap
--------------------------------------------------------------------------------------------------
MFS(R) RESEARCH          Seeks capital              MFS(R) Investment           International
INTERNATIONAL FUND       appreciation.              Management                  Equity/
                                                                                International
--------------------------------------------------------------------------------------------------

                               INVESTMENT                  INVESTMENT              ASSET CLASS/
MFS SERIES TRUST IV             OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH    Seeks long-term growth     MFS(R) Investment           Domestic Equity/
FUND                     of capital.                Management                  Mid Cap Growth
--------------------------------------------------------------------------------------------------

 OPPENHEIMER GLOBAL            INVESTMENT                  INVESTMENT              ASSET CLASS/
        FUND                    OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL       Seeks capital              OppenheimerFunds, Inc.      Domestic Equity/
FUND (Class A)           appreciation.                                          Large Cap Growth
--------------------------------------------------------------------------------------------------

  OPPENHEIMER MAIN             INVESTMENT                  INVESTMENT              ASSET CLASS/
   STREET FUNDS(R)              OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN         Seeks a high total         OppenheimerFunds, Inc.      Domestic Equity/
STREET FUND(R) (Class    return.                                                Large Cap Blend
A)
--------------------------------------------------------------------------------------------------


OPPENHEIMER QUEST FOR          INVESTMENT                  INVESTMENT              ASSET CLASS/
     VALUE FUNDS                OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
OPPENHEIMER QUEST        Seeks growth of            OppenheimerFunds, Inc.      Domestic Equity/
OPPORTUNITY VALUE        capital.                                               Large Cap Value
FUND (Class A)
--------------------------------------------------------------------------------------------------

                               INVESTMENT                  INVESTMENT              ASSET CLASS/
     PIMCO FUNDS                OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total        Pacific Investment          Fixed Income/
FUND (Class A)           return, consistent with    Management Company LLC      Intermediate Term
                         preservation of capital
                         and prudent investment
                         management.
--------------------------------------------------------------------------------------------------

 THE PUTNAM FUND FOR           INVESTMENT                  INVESTMENT              ASSET CLASS/
  GROWTH AND INCOME             OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
THE PUTNAM FUND FOR      Seeks capital growth       Putnam Investment           Domestic Equity/
GROWTH AND INCOME        and current income.        Management, LLC             Large Cap Value
(Class A)
--------------------------------------------------------------------------------------------------

PUTNAM INTERNATIONAL           INVESTMENT                  INVESTMENT              ASSET CLASS/
     EQUITY FUND                OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL     Seeks capital              Putnam Investment           International
EQUITY FUND (Class A)    appreciation.              Management, LLC             Equity/
                                                                                International
--------------------------------------------------------------------------------------------------

                               INVESTMENT                  INVESTMENT              ASSET CLASS/
 PUTNAM VOYAGER FUND            OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND      Seeks capital              Putnam Investment           Domestic Equity/
(Class A)                appreciation.              Management, LLC             Large Cap Growth
--------------------------------------------------------------------------------------------------

 SELIGMAN VALUE FUND           INVESTMENT                  INVESTMENT              ASSET CLASS/
    SERIES, INC.                OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
SELIGMAN SMALLER-CAP     Seeks long-term capital    J. & W. Seligman & Co.      Domestic Equity/
VALUE FUND (Class A)     appreciation.                                          Small Cap Value
--------------------------------------------------------------------------------------------------

                               INVESTMENT                  INVESTMENT              ASSET CLASS/
TEMPLETON FUNDS, INC.           OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN        Seeks long-term capital    Templeton Global            International
FUND (Class A)           growth.                    Advisors Limited            Equity/
                                                                                International
--------------------------------------------------------------------------------------------------

  TEMPLETON GROWTH                                         INVESTMENT              ASSET CLASS/
     FUND, INC.           INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
TEMPLETON GROWTH         Seeks long-term capital    Templeton Global            International
FUND, INC. (Class A)     growth.                    Advisors Limited            Equity/ Global
--------------------------------------------------------------------------------------------------

     VAN KAMPEN                INVESTMENT                  INVESTMENT              ASSET CLASS/
    COMSTOCK FUND               OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK      Seeks capital growth       Van Kampen Asset            Domestic Equity/
FUND (Class A)           and income through         Management                  Large Cap Value
                         investments in equity
                         securities, including
                         common stocks,
                         preferred stocks and
                         securities convertible
                         into common and
                         preferred stocks.
--------------------------------------------------------------------------------------------------



  VAN KAMPEN EQUITY            INVESTMENT                  INVESTMENT              ASSET CLASS/
   AND INCOME FUND              OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND    Seeks the highest          Van Kampen Asset            Domestic Equity/
INCOME FUND (Class A)    possible income            Management                  Large Cap Blend
                         consistent with safety
                         of principal. Long-
                         term growth of capital
                         is an important
                         secondary investment
                         objective.
--------------------------------------------------------------------------------------------------


  VAN KAMPEN EQUITY            INVESTMENT                  INVESTMENT              ASSET CLASS/
        TRUST                   OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
VAN KAMPEN AGGRESSIVE    Seeks capital growth.      Van Kampen Asset            Domestic Equity/
GROWTH FUND (Class A)                               Management                  Large Cap Value
--------------------------------------------------------------------------------------------------

In order to obtain a copy of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


We (and our affiliates) receive the following payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof.



     - RULE 12B-1 AND SHAREHOLDER SERVICE FEES. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0.125% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.



     - RECORDKEEPING AND TRANSFER AGENCY FEES. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0% to 0.15% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.



     - PAYMENTS FROM THE FUND INVESTMENT ADVISERS. We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.025% to 0.30%.



The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.525%.



Additionally, certain of the Funds (and other retail mutual funds managed by the advisers or subadvisers of the Funds) may be sold through our affiliate, MLPF&S, which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may pay MLPF&S, as a selling firm, with payments or non-cash compensation, such as payments for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.



Furthermore, Merrill Lynch receives additional compensation on assets invested in a Merrill Lynch proprietary Fund, the Merrill Lynch Ready Assets Trust, because its affiliates receive compensation from the Fund for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to this proprietary Fund than nonproprietary Funds.



Merrill Lynch also makes available to its clients certain funds sponsored, managed and/or distributed by affiliates of BlackRock, Inc. (collectively, "BlackRock"). Merrill Lynch owns approximately 49% of BlackRock, Inc. As a result, Merrill Lynch may benefit from increased sales of BlackRock Funds to a greater extent than from increased sales of Funds sponsored by other firms in which it does not have a similar economic interest.



In addition, consistent with applicable laws, management and employees of BlackRock are provided a broad level of access and exposure to Merrill Lynch, its management, Financial Advisors and other personnel, marketing events and materials, and client-related and other information. Such broad access and exposure is not available to other asset managers and may enhance BlackRock's ability to sell its Funds.


SELECTION OF UNDERLYING FUNDS


We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive With Regard to the Funds." We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.


You are responsible for choosing the subaccounts or an asset allocation model (See "Asset Allocation Program"), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND OR MODEL. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

OTHER SHARE CLASSES AND PORTFOLIOS


The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE SEPARATE ACCOUNT


We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.


We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Separate Account that equals 1.30% annually. It will never exceed 1.30%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers, Asset Allocation, Rebalancing, and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

SURRENDER CHARGE

     WHEN IMPOSED


We may impose a surrender charge on withdrawals from the Contract. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from the Contract held for less than seven years. Each premium, whether initial or subsequent, is subject to a decreasing surrender charge up to the seventh year after the premium is paid, in accordance with the schedule below. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders".)


     AMOUNT OF CHARGE


We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0% for that premium.


NUMBER OF COMPLETE YEARS ELAPSED
     SINCE PREMIUM WAS PAID       SURRENDER CHARGE
--------------------------------  ----------------
            0 years                      7%
            1 year                       6%
            2 years                      5%
            3 years                      4%
            4 years                      3%
            5 years                      2%
            6 years                      1%
        7 or more years                  0%

The charge is calculated on total premiums withdrawn from the Contract. If, however, your contract value at the time of withdrawal is less than your premiums paid in, the charge is based on your contract value. Gain in contract value is never subject to this sales charge. We make withdrawals of any "free withdrawal amount" in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the "free withdrawal amount" will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS

If you made a $5,000 premium payment and withdrew the entire $5,000 two years later, we would impose a 5% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment and due to negative investment experience only $4,500 remained in the Contract when you withdrew it two years later, we would impose a 5% charge only on $4,500 of the original premium. If instead the $5,000 premium payment grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in contract value through withdrawals two years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 5% surrender charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

     HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your contract value. Amounts deducted to cover this charge do not incur any separate surrender charges. The example below shows how this works.

                              PRO RATA DEDUCTIONS


Kim Investor's Contract has a current contract value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock Fundamental Growth Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 5% surrender charge ($1,000). Accordingly, $600--60% of $1,000--is deducted from the BlackRock Basic Value Subaccount and $400--40% of $1,000--is deducted from the BlackRock Fundamental Growth Subaccount.


(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect of the deduction this charge will have on the number of accumulation units credited to a Contract.)

CONTRACT FEE

We may charge a $40 contract fee at the end of each contract year. We will impose this fee if the greater of contract value, or premiums less withdrawals, is less than $50,000.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than a contract anniversary.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

GUARANTEED MINIMUM INCOME BENEFIT FEE

If you elect the GMIB, we will deduct a fee at the end of each calendar quarter and upon termination of the Rider. We will determine the fee for that period by multiplying 0.50% by the GMIB Benefit Base and dividing by 12 on the last business day of each month or upon termination of the Rider. (For Contracts issued before October 16, 2004, we will use 0.40% multiplied by the GMIB Benefit Base divided by 12.) The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from the contract value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. We won't deduct this fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", "Rebalancing Program", and "Transfers Among Subaccounts".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4.0% for qualified plans. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, the contract owner and annuitant must be the same person. For Contracts purchased through an IRA Account or Roth IRA Account, the contract owner will be the Account and the annuitant must generally be the IRA Account or Roth IRA Account owner.


You may designate a beneficiary. (For Contracts issued through an IRA Account or a Roth IRA Account, the beneficiary must be designated as MLPF&S FBO (custodial account owner name).) If you die, the beneficiary will receive a death benefit.


ISSUING THE CONTRACT

     ISSUE AGE

For IRA Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account or Roth IRA Account with MLPF&S, the owner of the IRA Account or Roth IRA Account and any annuitant must be under 90 years old when we issue the Contract. If you elect the GMIB, any annuitant must be 75 years old or younger.

     INFORMATION WE NEED TO ISSUE THE CONTRACT


Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.



     RIGHT TO REVIEW



When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we'll refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed to invest the premiums immediately in subaccount(s) other than the Merrill Lynch Ready Assets Trust Subaccount, we will refund the contract value as of the date we receive your returned Contract.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

Because the initial premium payment must be $25,000 or more, the Contract can only be purchased through an existing IRA Account or Roth IRA Account with MLPF&S or by rollover from an existing IRA or Roth IRA contract, a 403(b) plan, a qualified pension or profit sharing plan, or a governmental 457(b) plan. Subsequent premium payments generally must each be $50 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.


New contributions (i.e. contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2; however, if the Contract is held by an IRA Account or Roth IRA Account, we will accept new contributions into the Contract, but not the Account.


The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract.

For IRA Contracts, we accept the following as initial premiums:

     - rollover contributions from certain qualified plans, 403(b) plans, governmental 457(b) plans, and IRAs;

     - amounts transferred from another IRA; and

     - contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

     HOW TO MAKE PAYMENTS


You must either pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.


     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

     PREMIUM INVESTMENTS

For the first 14 days following the contract date, we will hold all premiums in the Merrill Lynch Ready Assets Trust Subaccount. After the 14 days, we will reallocate the contract value to the subaccounts you selected. In Pennsylvania, we will invest all premiums as of the contract date in the subaccounts you selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Trust Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts.

Currently, you may allocate your premium among 18 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Government Income Subaccount and 30% allocated to the BlackRock S&P 500 Index Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Government Income Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, no new annuitant may be named on IRA Contracts or Contracts purchased through an IRA Account or Roth IRA Account established with MLPF&S, and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See "Spousal Continuation".)

TRANSFERS AMONG SUBACCOUNTS

     GENERAL

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", and "Rebalancing Program".)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     DISRUPTIVE TRADING

Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.


Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner's signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:


     - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

     - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

     - imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.


Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.



The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.



Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.



Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds from intermediaries such as retirement plans or separate accounts funding variable insurance contracts generally are "omnibus" orders. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.



In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.


DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.


If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select as described below in "Minimum Amounts".


If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS


To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly transfer amount, you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly transfer amount.


     WHEN DO WE MAKE DCA TRANSFERS?


You select the date for DCA transfers, within certain limitations. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.


ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.

     GENERAL

We make available to contract owners an Asset Allocation Program, for which our affiliate, Roszel Advisors, LLC ("Roszel Advisors"), provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN THE ASSET ALLOCATION PROGRAM. YOUR CONTRACT MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

     ASSET ALLOCATION MODELS

Except as described below, a contract owner electing to participate in the Asset Allocation Program (a "Program participant") will have his or her contract value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently five asset allocation models to choose from:

     - Capital Preservation

     - Income

     - Income and Growth

     - Growth

     - Aggressive Growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or contract value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

     CHANGES TO THE COMPOSITION OF ASSET ALLOCATION MODELS

On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a "self-directed portfolio"). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided, prior to their decision to elect the Asset Allocation Program, with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

     INITIAL ALLOCATION TO THE SELECTED ASSET ALLOCATION MODEL

If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Merrill Lynch Ready Assets Trust Subaccount. If your premium is required to be initially allocated to the Merrill Lynch Ready Assets Trust Subaccount, we will allocate your contract value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the Merrill Lynch Ready Assets Trust Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the Merrill Lynch Ready Assets Trust Subaccount), we will reallocate your contract value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.

     QUARTERLY REBALANCING

On the last business day of each calendar quarter, we automatically rebalance contract value to maintain the subaccounts and percentages for each Program participant's selected asset allocation model. This quarterly rebalancing takes account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance,

     - increases and decreases in contract value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and

     - any adjustments Roszel Advisors has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the Merrill Lynch Ready Assets Trust Subaccount.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

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

     ALLOCATION OF FUTURE PREMIUMS

The asset allocation model that a Program participant selects will override any prior percentage allocations that the participant may have chosen and all future premiums will be allocated accordingly. For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

     OTHER INFORMATION

At any time, a Program participant can request to change his or her selected model or the allocation of his or her contract value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the participant's financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.

Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by affiliates of Roszel Advisors. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors' affiliates will receive additional compensation from the advisory fees of the Funds. (See "Certain Payments We Receive With Regard to the Funds" for information on compensation with regard to proprietary Funds.) Although Roszel Advisors' affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.

For more information on Roszel Advisor's role as investment adviser for Program participants, please see Roszel Advisor's brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don't charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us.

REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually according to the frequency, subaccounts, and percentages you select based on your investment goals and risk tolerance. After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. Depending on the frequency you select (on the last business day of each calendar quarter for quarterly rebalancing, on the last business day of June and December for semi-annual rebalancing, or on the last business day of December for annual rebalancing), we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. You may change the frequency of your Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the subaccount allocations that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE


Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals, discussed below. We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or
(b), where:


     (a) = 10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

     (b) = the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the contract less prior withdrawals of these premiums.

Any amount previously withdrawn from the Contract during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We make withdrawals of any "free withdrawal amount" in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the "free withdrawal amount" will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $5,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. (See "Federal Income Taxes".)


EXAMPLE. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2007. Assume that your contract value equals $105,000 on April 1, 2008 due to positive investment performance. On that date, you withdraw $20,000.


The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of remaining premiums that are subject to a surrender charge, less any prior withdrawals during that contract year (10% of $100,000 = $10,000), and (b) gain ($105,000 - $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. If you request a withdrawal that would reduce your contract value below $5,000, we reserve the right to seek additional instructions from you to either reduce the amount requested or request a full withdrawal. In such cases, if we do not receive additional instructions from you within seven days from the date we received your original request, we will process a withdrawal for the amount you originally requested and you will have 30 days from the date we process the withdrawal to bring your contract value up to at least $5,000. If your contract value has not reached $5,000 within 30 days, we will treat that as a request for a full withdrawal of your Contract, subject to any applicable surrender charges. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, plus 100% of total premiums paid into the Contract that have not been withdrawn and are no longer subject to a surrender charge, less any prior amount withdrawn from the Contract during that contract year. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable surrender charge, minus any applicable contract fee, minus any applicable GMIB fee, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES


Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract (if permitted) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.



If you change the owner or annuitant on a Contract purchased through an IRA Account or Roth IRA Account with MLPF&S (i.e., for spousal continuation), the new owner must be less than 90 years old, and the new annuitant must be under 90 years old.


DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit ("GMDB") to the beneficiary if you die before the annuity date. (If an owner is an IRA Account or Roth IRA Account, then the death of the annuitant will be treated as the death of the owner.)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, Federal tax law may require us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. For IRA Accounts and Roth IRA Accounts, we will pay the death benefit to the Account. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.


If the age of an owner (or annuitant, if the owner is an IRA Account or Roth IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary (except for an IRA Account or Roth IRA Account), you may change the beneficiary at any time before the annuity date.



Generally, death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)


     CALCULATION OF DEATH BENEFIT

The death benefit is equal to the greater of:

     (i)  the contract value; or

     (ii) GMDB.

If you are under age 80 on the contract date, the GMDB equals the Maximum Anniversary Value GMDB. If you are age 80 or over on the contract date, the GMDB equals the Return of Premium GMDB.

     MAXIMUM ANNIVERSARY VALUE GMDB

The Maximum Anniversary Value GMDB is equal to the greater of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (ii) the Maximum Anniversary Value.

For the Maximum Anniversary Value GMDB formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears immediately above this section.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If an owner is a non-natural person, then the annuitant's age, rather than the owner's, will be used.


We will calculate the Maximum Anniversary Value based on your age (or the age of the annuitant, if the owner is an IRA Account or Roth IRA Account) on the contract date. Subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.



FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE GMDB, SEE APPENDIX A.


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

     RETURN OF PREMIUM GMDB

The Return of Premium GMDB is equal to:

     (i)  premiums paid into the Contract less

     (ii)  "adjusted" withdrawals from the Contract.


For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.


   THE PAYMENT OF THE DEATH BENEFIT IS SUBJECT TO OUR FINANCIAL STRENGTH AND
                             CLAIMS-PAYING ABILITY.


     SPOUSAL CONTINUATION


If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date. If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. For IRA Accounts and Roth IRA Accounts, the sole designated beneficiary of the Account must be your spouse in order to continue the Contract or the rider. Your spouse becomes the annuitant and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premiums and transfers of contract value will be increased by the ratio of your contract value in each subaccount to your contract value prior to the increase.


ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for Contracts purchased through an IRA Account or Roth IRA Account with MLPF&S is the older annuitant's 95th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal minimum distribution requirements under a Contract purchased through an IRA Account. Until the annuity date, the contract value will fluctuate.


Generally, the annuity date for IRA Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the contract date.


You may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the IRC or regulations under it.


We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable charges and any applicable premium taxes, to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with interest at an annual rate not to exceed the maximum permitted in your state. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment with interest at an annual rate not to exceed the maximum permitted in your state.


If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account. For IRA Accounts and Roth IRA Accounts, we will make annuity payments directly to the Account.


ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Separate Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that the annuity payment options without a life contingency (e.g., payments of a fixed amount) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT


We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. For IRA Accounts and Roth IRA Accounts, if the annuitant dies before the guaranteed amount has been paid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while


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guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD


We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. For IRA Accounts and Roth IRA Accounts, if the annuitant dies before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS


We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. For IRA Accounts and Roth IRA Accounts, if the annuitant dies before the guaranteed period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE


We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. For IRA Accounts and Roth IRA Accounts, if the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.


     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS


We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. For IRA Accounts and Roth IRA Accounts, if the annuitant and the designated second person die before the end of the period, the beneficiary and designated secondary person may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.
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

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

GUARANTEED MINIMUM INCOME BENEFIT

     GENERAL

The Guaranteed Minimum Income Benefit ("GMIB") is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the Rider. If you elect the GMIB, you can know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premium payments, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.


There is a waiting period of 10 years that must elapse before you can exercise the GMIB. BECAUSE OF THIS RESTRICTION, YOU SHOULD NOT PURCHASE THE GMIB RIDER IF YOU ARE OVER AGE 60 AT ISSUE AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE
70 1/2 TO MEET REQUIRED MINIMUM DISTRIBUTIONS FOR IRAS.


If you decide that you want the protection offered by the GMIB, you must elect the feature at issue. The effective date of the GMIB Rider is the contract date. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant, at issue. You cannot elect GMIB if the older of the annuitant or joint annuitant is older than age 75 on the contract date. Once elected, you may not cancel the GMIB Rider. The GMIB Rider will be terminated upon full surrender, annuitization, or death. The GMIB Rider will also terminate if the annuitant or joint annuitant is changed and, on the contract date, the new annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same older of the annuitant or joint annuitant to exceed $2,000,000.

This feature is not available in Minnesota.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the GMIB, we base the amount of minimum income available to you upon the application to the GMIB Benefit Base (less applicable premium taxes) of the GMIB payout rates shown in the Annuity Option Tables attached to the GMIB Rider ("GMIB payout rates"). THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB payout rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying the contract value (less applicable premium taxes) on your annuity date to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor". Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes) on the exercise date to then-current annuity payout rates for the same annuity option. Annuity payout rates depend on the sex (when permissible) and attained age of the annuitant(s).

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

Your GMIB Benefit Base increases if you make subsequent premiums and decreases if you withdraw money from your Contract. The GMIB Benefit Base is equal to the greater of:

     (1) the GMIB Maximum Anniversary Value; and

     (2) GMIB Premiums Compounded at 5%.

GMIB Maximum Anniversary Value. To determine the GMIB Maximum Anniversary Value, we will calculate an anniversary value for the contract date and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the older of the annuitant or joint annuitant and the date you exercise the GMIB. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premiums and decreased by "adjusted" withdrawals since the contract date or that anniversary. The GMIB Maximum Anniversary Value is equal to the greatest of these anniversary values.

Each "adjusted" withdrawal equals the amount withdrawn multiplied by the GMIB Maximum Anniversary Value divided by the contract value, both of which are determined immediately prior to the withdrawal.

GMIB Premiums Compounded at 5%.  GMIB Premiums Compounded at 5% equals (i) minus
(ii) where:

     (i) equals premiums paid with interest compounded daily from the date received; and

     (ii) equals "adjusted" withdrawals from the Contract with interest compounded daily from the date of each withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or joint annuitant or the date you exercise the GMIB.

You may withdraw up to 5% of the value of the GMIB Premiums Compounded at 5% at the beginning of each contract year and withdrawals will be "adjusted" so that they reduce the GMIB Premiums Compounded at 5% dollar-for-dollar for that contract year.

Any withdrawal that causes the total of all withdrawals since the beginning of the contract year, including the currently requested withdrawal, to exceed 5% of the GMIB Premiums Compounded at 5% at the beginning of that contract year will be "adjusted" so that it reduces the GMIB Premiums Compounded at 5% proportionally. The adjustment is determined by multiplying the withdrawal by the ratio of the GMIB Premiums Compounded at 5% to the contract value, where both values are calculated immediately prior to the withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% to be reduced by more than the amount of the withdrawal.


     ELECTING TO RECEIVE INCOME PAYMENTS



You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS ON THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE 85TH BIRTHDAY OF THE OLDEST ANNUITANT OR JOINT ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the Rider if the older of the annuitant or joint annuitant is older than age 75 on the contract date. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Required Minimum Distributions for IRAs), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.

You are not required to use the GMIB to receive annuity payments. However, we will not refund fees paid for the GMIB if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR".

THE ANNUITY OPTIONS AVAILABLE WHEN USING THE GMIB TO RECEIVE YOUR FIXED INCOME ARE LIMITED TO THE FOLLOWING:

     - Life Annuity

     - Joint and Survivor Life Annuity

     - Life Annuity with Payments Guaranteed for 10 Years

     - Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payment Guaranteed for 10 years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB Rider.

     CHANGE OF ANNUITANT


If a joint annuitant is changed and, on the contract date, the new annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's age on the contract date was older than the current age of the oldest annuitant or joint annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant, the GMIB Rider will terminate.


Federal tax law requires that under an IRA, the owner must be the annuitant. These tax laws may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB Rider. Consult a tax advisor.


If a joint annuitant is changed and, on the contract date, the new annuitant was older than the previous oldest annuitant or joint annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant, we will use the new annuitant's age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.


     GMIB FEE

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See "Guaranteed Minimum Income Benefit Fee".)

     TERMINATION OF THE GMIB RIDER

The GMIB Rider will terminate on the earliest of:(1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or joint annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; or (4) a change of annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant." The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under "Change of Annuitant" above.


 THE PAYMENT OF THE GMIB IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING
                                    ABILITY.


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

GENDER-BASED PAYOUT RATES

Generally, the Contract provides for gender-based payout rates when life annuity options are chosen. However, in Montana, which has regulations prohibiting gender-based rates, blended unisex payout rates will be applied to both male and female annuitants. Unisex payout rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service ("IRS") now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

You may purchase the Contract as a traditional IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account or Roth IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the IRA Account or Roth IRA Account directly from the mutual fund provider. If you purchase the Contract for use as an investment vehicle for an IRA Account or Roth IRA Account, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account or Roth IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account or Roth IRA Account. For further information, please consult a tax advisor.

     OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.

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

TAXATION OF ANNUITIES

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

     WITHDRAWALS

In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your "investment in the contract" to your total contract value. Your "investment in the contract" generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your "investment in the contract" can be zero.

If you purchase an optional rider, although it is not clear, we intend to determine the amount taxable when a withdrawal is made in the foregoing manner under all of the optional riders available under the Contract.

INDIVIDUAL RETIREMENT PROGRAMS

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "IRA." This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. Distributions from certain eligible employer plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements.


Note: The Treasury made changes to the Required Minimum Distribution ("RMD") rules, which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB or GMIB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.


WHY MUST THE CONTRACTS ONLY BE PURCHASED AS IRAS OR THROUGH IRA ACCOUNTS OR ROTH IRA ACCOUNTS?

You may only purchase this Contract as an IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. If we issued this Contract other than as IRA Contracts or through IRA Accounts or Roth IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are "publicly available," i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract or through an IRA Account or Roth IRA Account will be taxed currently on the Contract's earnings.

     - If a Contract is purchased through an IRA Account or Roth IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts and Roth IRA Accounts discussed above, as long as the Account continues to qualify as an IRA or Roth IRA. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Account as an IRA or Roth IRA.

     - Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available mutual funds or to the requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs. We believe that Contracts purchased as IRAs will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs.

TRANSFERS OR EXCHANGES OF A CONTRACT

Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can usually choose not to have tax withheld from distributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and the District Annuity Specialists a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.10% of each premium and up to 0.85% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 2.40% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.13% of each premium.


Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Separate Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS


The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 2, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2006, and for each of the two years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2007, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)*

                                                                  FIDELITY ADVISOR EQUITY GROWTH
                                                  --------------------------------------------------------------
                                                    1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                                      TO           TO           TO           TO           TO
                                                   12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                                  ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at beginning of
   period.......................................   $  14.30    $   13.75    $   13.54     $  10.39     $ 10.00
(2) Accumulation unit value at end of period....   $  15.04    $   14.30    $   13.75     $  13.54     $ 10.39
(3) Number of accumulation units outstanding at
   end of period................................   91,830.4    103,830.3    121,321.5     77,230.5     8,835.4

                                                                FIDELITY ADVISOR MID CAP GROWTH**
                                                  --------------------------------------------------------------
                                                    1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                                      TO           TO           TO           TO           TO
                                                   12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                                  ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at beginning of
   period.......................................  $   18.83    $   17.60    $   15.37    $   10.81     $  10.00
(2) Accumulation unit value at end of period....  $   21.05    $   18.83    $   17.60    $   15.37     $  10.81
(3) Number of accumulation units outstanding at
   end of period................................  191,676.7    214,413.9    279,755.8    373,120.9     28,726.2

                                                                    FIDELITY ADVISOR OVERSEAS
                                                  --------------------------------------------------------------
                                                    1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                                      TO           TO           TO           TO           TO
                                                   12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                                  ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at beginning of
   period.......................................  $   18.54    $   16.43    $   14.73     $  10.34      $10.00
(2) Accumulation unit value at end of period....  $   21.77    $   18.54    $   16.43     $  14.73      $10.34
(3) Number of accumulation units outstanding at
   end of period................................  226,954.6    254,246.1    240,353.6     69,498.3      829.2


                                      AIM
                                   CHARTER***                          AIM CONSTELLATION
                                   ----------    --------------------------------------------------------------
                                    4/10/06+       1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                       TO            TO           TO           TO           TO           TO
                                    12/31/06      12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                   ----------    ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period...........   $  10.12     $   14.69    $   13.72    $   13.09     $  10.25     $  10.00
(2) Accumulation unit value at
   end of period.................   $  11.06     $   15.35    $   14.69    $   13.72     $  13.09     $  10.25
(3) Number of accumulation units
   outstanding at end of
   period........................   39,727.5     113,053.1    108,732.5    102,211.3     77,334.7     11,030.7


                                                        AIM PREMIER EQUITY***
                                   ---------------------------------------------------------------
                                     1/1/06        1/1/05       1/1/04       1/1/03      10/11/02
                                       TO            TO           TO           TO           TO
                                     4/7/06       12/31/05     12/31/04     12/31/03     12/31/02
                                   ----------    ----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period...........    $13.93       $  13.41     $  12.88     $  10.44     $ 10.00
(2) Accumulation unit value at
   end of period.................    $14.46       $  13.93     $  13.41     $  12.88     $ 10.44
(3) Number of accumulation units
   outstanding at end of
   period........................        --       37,001.6     29,400.1     28,853.8     1,289.1


                                                 ALLIANCEBERNSTEIN GROWTH AND INCOME
                                   ----------------------------------------------------------------
                                     1/1/06        1/1/05        1/1/04       1/1/03      10/11/02
                                       TO            TO            TO           TO           TO
                                    12/31/06      12/31/05      12/31/04     12/31/03     12/31/02
                                   -----------   -----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period...........  $     15.89   $     15.51   $   14.04    $   10.80     $  10.00
(2) Accumulation unit value at
   end of period.................  $     18.34   $     15.89   $   15.51    $   14.04     $  10.80
(3) Number of accumulation units
   outstanding at end of
   period........................  1,085,800.2   1,478,065.4   226,782.1    139,230.5     19,909.3


                                                      ALLIANCEBERNSTEIN LARGE CAP GROWTH
                                        --------------------------------------------------------------
                                          1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                            TO           TO           TO           TO           TO
                                         12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                        ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period................  $   14.54    $   12.91    $   12.09    $    9.98     $ 10.00
(2) Accumulation unit value at end of
   period.............................  $   14.22    $   14.54    $   12.91    $   12.09     $  9.98
(3) Number of accumulation units
   outstanding at end of period.......  191,517.5    450,951.2    180,052.3    187,530.9     4,893.8

                                                           ALLIANZ NFJ SMALL CAP VALUE
                                        ------------------------------------------------------------------
                                          1/1/06        1/1/05        1/1/04        1/1/03       10/11/02
                                            TO            TO            TO            TO            TO
                                         12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
                                        -----------   -----------   -----------   -----------   ----------
(1) Accumulation unit value at
   beginning of period................  $     18.39   $     16.89   $     13.90   $     10.82   $   10.00
(2) Accumulation unit value at end of
   period.............................  $     21.53   $     18.39   $     16.89   $     13.90   $   10.82
(3) Number of accumulation units
   outstanding at end of period.......  1,728,146.3   2,295,699.2   2,179,268.9   1,151,921.7   165,937.9

                                                           ALLIANZ OCC RENAISSANCE
                                        --------------------------------------------------------------
                                          1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                            TO           TO           TO           TO           TO
                                         12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                        ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period................  $   20.44    $   21.49    $   18.84    $   12.04     $  10.00
(2) Accumulation unit value at end of
   period.............................  $   22.60    $   20.44    $   21.49    $   18.84     $  12.04
(3) Number of accumulation units
   outstanding at end of period.......  380,768.8    440,337.0    487,683.6    999,354.3     15,350.9


                                       AMERICAN CENTURY CAPITAL PORTFOLIOS, INC. EQUITY INCOME
                                  -----------------------------------------------------------------
                                    1/1/06        1/1/05       1/1/04        1/1/03       10/11/02
                                      TO            TO           TO            TO            TO
                                   12/31/06      12/31/05     12/31/04      12/31/03      12/31/02
                                  -----------   ----------   -----------   -----------   ----------
(1) Accumulation unit value at
   beginning of period..........  $     14.58   $   14.45    $     13.04   $     10.66    $  10.00
(2) Accumulation unit value at
   end of period................  $     17.16   $   14.58    $     14.45   $     13.04    $  10.66
(3) Number of accumulation units
   outstanding at end of
   period.......................  2,720,693.1   537,691.5    3,818,985.4   2,341,043.9    41,399.1

                                                     BLACKROCK BASIC VALUE FUND
                                  -----------------------------------------------------------------
                                    1/1/06        1/1/05        1/1/04        1/1/03      10/11/02
                                      TO            TO            TO            TO           TO
                                   12/31/06      12/31/05      12/31/04      12/31/03     12/31/02
                                  -----------   -----------   -----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period..........  $     16.00   $     15.65   $     14.39   $   11.01     $  10.00
(2) Accumulation unit value at
   end of period................  $     19.33   $     16.00   $     15.65   $   14.39     $  11.01
(3) Number of accumulation units
   outstanding at end of
   period.......................  1,086,705.6   1,197,883.2   1,215,306.9   771,867.1     78,068.6

                                                           BLACKROCK BOND
                                  -----------------------------------------------------------------
                                    1/1/06       1/1/05        1/1/04        1/1/03       10/11/02
                                      TO           TO            TO            TO            TO
                                   12/31/06     12/31/05      12/31/04      12/31/03      12/31/02
                                  ----------   -----------   -----------   -----------   ----------
(1) Accumulation unit value at
   beginning of period..........  $   10.85    $     10.80   $     10.52   $     10.19   $   10.00
(2) Accumulation unit value at
   end of period................  $   11.13    $     10.85   $     10.80   $     10.52   $   10.19
(3) Number of accumulation units
   outstanding at end of
   period.......................  634,248.9    3,689,283.4   2,931,091.5   1,529,013.7   112,099.5


---------------


  + Available for allocations of premiums or contract value effective following the close of business.



  * Merrill Lynch Life commenced sales of the IRA Annuity on October 11, 2002. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.



 ** Effective October 22, 2004, the subaccount investing in the Fidelity Advisor
    Mid Cap Growth Fund was closed to allocations of new premium payments and transfers of contract value.



*** Effective April 10, 2006, the AIM Premier Equity Fund of AIM Funds Group merged with and into the AIM Charter Fund of AIM Equity Funds.

                                        BLACKROCK FUNDAMENTAL GROWTH                       BLACKROCK GLOBAL ALLOCATION
                          --------------------------------------------------------   ---------------------------------------
                           1/1/06      1/1/05      1/1/04      1/1/03     10/11/02     1/1/06        1/1/05        1/1/04
                             TO          TO          TO          TO          TO          TO            TO            TO
                          12/31/06    12/31/05    12/31/04    12/31/03    12/31/02    12/31/06      12/31/05      12/31/04
                          ---------   ---------   ---------   ---------   --------   -----------   -----------   -----------
(1) Accumulation unit
   value at beginning of
   period...............  $   14.19   $   13.18   $   12.53   $    9.92   $  10.00   $     18.14   $     16.65   $     14.76
(2) Accumulation unit
   value at end of
   period...............  $   14.53   $   14.19   $   13.18   $   12.53   $   9.92   $     20.76   $     18.14   $     16.65
(3) Number of
   accumulation units
   outstanding at end of
   period...............  847,378.6   824,604.1   865,294.7   603,188.7   79,464.6   3,006,924.7   5,113,366.7   6,684,383.2

                                                    BLACKROCK
                                                   GOVERNMENT
                                                    INCOME**                          BLACKROCK S&P 500 INDEX
                                                   -----------   -----------------------------------------------------------------
                          ----------------------   -----------   -----------------------------------------------------------------
                            1/1/03      10/11/02    10/16/06+      1/1/06        1/1/05        1/1/04        1/1/03      10/11/02
                              TO           TO          TO            TO            TO            TO            TO           TO
                           12/31/03     12/31/02    12/31/06      12/31/06      12/31/05      12/31/04      12/31/03     12/31/02
                          -----------   --------   -----------   -----------   -----------   -----------   -----------   ---------
(1) Accumulation unit
   value at beginning of
   period...............  $     11.00   $  10.00   $     10.24   $     14.92   $     14.48   $     13.31   $     10.53   $   10.00
(2) Accumulation unit
   value at end of
   period...............  $     14.76   $  11.00   $     10.38   $     16.96   $     14.92   $     14.48   $     13.31   $   10.53
(3) Number of
   accumulation units
   outstanding at end of
   period...............  3,197,836.6   62,822.3   5,936,833.1   1,680,415.2   1,082,962.3   1,001,517.8   4,439,511.2   323,297.1


                                                   BLACKROCK U.S. GOVERNMENT FUND**
                                     ------------------------------------------------------------
                                      1/1/06     1/1/05       1/1/04        1/1/03      10/11/02
                                        TO         TO           TO            TO           TO
                                     10/13/06   12/31/05     12/31/04      12/31/03     12/31/02
                                     --------   ---------   -----------   -----------   ---------
(1) Accumulation unit value at
   beginning of period.............   $10.41    $   10.37   $     10.19   $     10.09   $   10.00
(2) Accumulation unit value at end
   of period.......................   $10.52    $   10.41   $     10.37   $     10.19   $   10.09
(3) Number of accumulation units
   outstanding at end of period....       --    639,984.1   2,474,503.6   4,738,718.3   815,372.4

                                                    BLACKROCK VALUE OPPORTUNITIES
                                     ------------------------------------------------------------
                                       1/1/06        1/1/05       1/1/04      1/1/03     10/11/02
                                         TO            TO           TO          TO          TO
                                      12/31/06      12/31/05     12/31/04    12/31/03    12/31/02
                                     -----------   -----------   ---------   ---------   --------
(1) Accumulation unit value at
   beginning of period.............  $     19.08   $     17.60   $   15.63   $   11.18   $  10.00
(2) Accumulation unit value at end
   of period.......................  $     21.11   $     19.08   $   17.60   $   15.63   $  11.18
(3) Number of accumulation units
   outstanding at end of period....  1,244,052.9   1,175,567.3   998,205.5   723,625.0   86,822.7

                                                           BOND FUND OF AMERICA
                                     ----------------------------------------------------------------
                                       1/1/06        1/1/05        1/1/04        1/1/03      10/11/02
                                         TO            TO            TO            TO           TO
                                      12/31/06      12/31/05      12/31/04      12/31/03     12/31/02
                                     -----------   -----------   -----------   -----------   --------
(1) Accumulation unit value at
   beginning of period.............        12.38   $     12.30   $     11.77   $     10.63   $  10.00
(2) Accumulation unit value at end
   of period.......................  $     12.94   $     12.38   $     12.30   $     11.77   $  10.63
(3) Number of accumulation units
   outstanding at end of period....  3,380,114.3   8,133,730.1   5,293,819.5   1,932,638.1   61,675.3


                                                    DAVIS NEW YORK VENTURE
                               -----------------------------------------------------------------
                                 1/1/06        1/1/05        1/1/04        1/1/03      10/11/02
                                   TO            TO            TO            TO           TO
                                12/31/06      12/31/05      12/31/04      12/31/03     12/31/02
                               -----------   -----------   -----------   -----------   ---------
(1) Accumulation unit value
   at beginning of period....  $     16.88   $     15.45   $     13.93   $     10.66   $   10.00
(2) Accumulation unit value
   at end of period..........  $     19.18   $     16.88   $     15.45   $     13.93   $   10.66
(3) Number of accumulation
   units outstanding at end
   of period.................  5,623,721.6   3,214,104.9   3,776,402.3   1,085,209.0   111,120.6

                                                    DELAWARE TREND
                               --------------------------------------------------------
                                1/1/06      1/1/05      1/1/04      1/1/03     10/11/02
                                  TO          TO          TO          TO          TO
                               12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                               ---------   ---------   ---------   ---------   --------
(1) Accumulation unit value
   at beginning of period....  $   16.77   $   16.16   $   14.58   $   11.08   $  10.00
(2) Accumulation unit value
   at end of period..........  $   17.69   $   16.77   $   16.16   $   14.58   $  11.08
(3) Number of accumulation
   units outstanding at end
   of period.................  497,125.1   541,658.9   580,885.7   350,256.7   11,360.8

                                                     GROWTH FUND OF AMERICA
                               -------------------------------------------------------------------
                                 1/1/06         1/1/05         1/1/04        1/1/03      10/11/02
                                   TO             TO             TO            TO           TO
                                12/31/06       12/31/05       12/31/04      12/31/03     12/31/02
                               -----------   ------------   ------------   -----------   ---------
(1) Accumulation unit value
   at beginning of period....  $     17.29   $      15.33   $      13.88   $     10.58   $   10.00
(2) Accumulation unit value
   at end of period..........  $     18.93   $      17.29   $      15.33   $     13.88   $   10.58
(3) Number of accumulation
   units outstanding at end
   of period.................  9,562,093.0   12,815,076.6   13,398,737.2   4,784,708.3   454,315.3


                                                 INCOME FUND OF AMERICA
                            -----------------------------------------------------------------
                              1/1/06        1/1/05        1/1/04        1/1/03      10/11/02
                                TO            TO            TO            TO           TO
                             12/31/06      12/31/05      12/31/04      12/31/03     12/31/02
                            -----------   -----------   -----------   -----------   ---------
(1) Accumulation unit
   value at beginning of
   period.................  $     15.18   $     14.87   $     13.33   $     10.78   $   10.00
(2) Accumulation unit
   value at end of
   period.................  $     18.04   $     15.18   $     14.87   $     13.33   $   10.78
(3) Number of accumulation
   units outstanding at
   end of period..........  4,885,197.0   9,024,136.3   5,095,364.9   2,006,955.5   100,198.6

                                              INVESTMENT COMPANY OF AMERICA
                            -----------------------------------------------------------------
                              1/1/06        1/1/05        1/1/04        1/1/03      10/11/02
                                TO            TO            TO            TO           TO
                             12/31/06      12/31/05      12/31/04      12/31/03     12/31/02
                            -----------   -----------   -----------   -----------   ---------
(1) Accumulation unit
   value at beginning of
   period.................  $     15.26   $     14.46   $     13.35   $     10.70   $   10.00
(2) Accumulation unit
   value at end of
   period.................  $     17.46   $     15.26   $     14.46   $     13.35   $   10.70
(3) Number of accumulation
   units outstanding at
   end of period..........  6,171,046.2   6,933,257.7   6,752,902.0   4,035,518.7   392,374.2

                                              LORD ABBETT BOND-DEBENTURE
                            --------------------------------------------------------------
                              1/1/06        1/1/05        1/1/04       1/1/03     10/11/02
                                TO            TO            TO           TO          TO
                             12/31/06      12/31/05      12/31/04     12/31/03    12/31/02
                            -----------   -----------   -----------   ---------   --------
(1) Accumulation unit
   value at beginning of
   period.................  $     13.61   $     13.58   $     12.67   $   10.67   $  10.00
(2) Accumulation unit
   value at end of
   period.................  $     14.76   $     13.61   $     13.58   $   12.67   $  10.67
(3) Number of accumulation
   units outstanding at
   end of period..........  1,541,598.6   1,828,156.0   1,765,245.3   839,591.3   45,977.8


---------------


 + Available for allocations of premiums or contract value effective following the close of business.


 ** Effective October 16, 2006, the BlackRock U.S. Government Fund merged with and into the BlackRock Government Income Fund.

                                                LORD ABBETT MID-CAP VALUE
                            ------------------------------------------------------------------
                              1/1/06        1/1/05        1/1/04        1/1/03       10/11/02
                                TO            TO            TO            TO            TO
                             12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
                            -----------   -----------   -----------   -----------   ----------
(1) Accumulation unit
   value at beginning of
   period.................  $     17.64   $     16.52   $     13.49   $     10.94   $   10.00
(2) Accumulation unit
   value at end of
   period.................  $     19.57   $     17.64   $     16.52   $     13.49   $   10.94
(3) Number of accumulation
   units outstanding at
   end of period..........  2,978,848.5   2,655,941.1   2,241,375.3   1,105,311.7   365,369.5

                                             MERRILL LYNCH READY ASSETS TRUST
                            -------------------------------------------------------------------
                              1/1/06        1/1/05        1/1/04        1/1/03       10/11/02
                                TO            TO            TO            TO            TO
                             12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
                            -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit
   value at beginning of
   period.................  $     10.01   $      9.89   $      9.93   $     10.00   $     10.00
(2) Accumulation unit
   value at end of
   period.................  $     10.32   $     10.01   $      9.89   $      9.93   $     10.00
(3) Number of accumulation
   units outstanding at
   end of period..........  4,055,901.8   2,804,205.8   2,308,099.1   4,361,764.9   1,481,100.9

                                                   MFS(R) CORE GROWTH
                            ----------------------------------------------------------------
                              1/1/06        1/1/05        1/1/04       1/1/03      10/11/02
                                TO            TO            TO           TO           TO
                             12/31/06      12/31/05      12/31/04     12/31/03     12/31/02
                            -----------   -----------   ----------   ----------   ----------
(1) Accumulation unit
   value at beginning of
   period.................  $     13.51   $     12.86   $   11.82    $    9.87     $  10.00
(2) Accumulation unit
   value at end of
   period.................  $     14.59   $     13.51   $   12.86    $   11.82     $   9.87
(3) Number of accumulation
   units outstanding at
   end of period..........  3,058,622.5   1,618,261.4   194,227.7    171,222.4     58,323.9


                                                        MFS(R) MID CAP GROWTH
                                    --------------------------------------------------------------
                                      1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                        TO           TO           TO           TO           TO
                                     12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                    ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period............  $   16.74    $   16.51    $   14.61    $   10.73     $ 10.00
(2) Accumulation unit value at end
   of period......................  $   16.88    $   16.74    $   16.51    $   14.61     $ 10.73
(3) Number of accumulation units
   outstanding at end of period...  289,239.5    307,175.6    244,791.4    153,631.3     9,620.0

                                                    MFS(R) RESEARCH INTERNATIONAL
                                    --------------------------------------------------------------
                                      1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                        TO           TO           TO           TO           TO
                                     12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                    ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period............  $   18.56    $   16.18    $   13.62    $   10.40     $ 10.00
(2) Accumulation unit value at end
   of period......................  $   23.31    $   18.56    $   16.18    $   13.62     $ 10.40
(3) Number of accumulation units
   outstanding at end of period...  428,953.0    354,711.8    258,725.2    121,885.0     5,749.0

                                                          OPPENHEIMER GLOBAL
                                    --------------------------------------------------------------
                                      1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                        TO           TO           TO           TO           TO
                                     12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                    ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period............  $   19.07    $   16.97    $   14.49    $   10.26     $  10.00
(2) Accumulation unit value at end
   of period......................  $   22.10    $   19.07    $   16.97    $   14.49     $  10.26
(3) Number of accumulation units
   outstanding at end of period...  571,096.5    349,694.5    320,941.7    117,004.6     18,592.6


                                                 OPPENHEIMER MAIN STREET
                              --------------------------------------------------------------
                                1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                  TO           TO           TO           TO           TO
                               12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                              ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value
   at beginning of period...  $   14.51    $   13.90    $   12.87    $   10.27    $   10.00
(2) Accumulation unit value
   at end of period.........  $   16.46    $   14.51    $   13.90    $   12.87    $   10.27
(3) Number of accumulation
   units outstanding at end
   of period................  247,362.1    325,182.1    330,960.1    279,464.5    208,554.8

                                           OPPENHEIMER QUEST OPPORTUNITY VALUE
                              --------------------------------------------------------------
                                1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                  TO           TO           TO           TO           TO
                               12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                              ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value
   at beginning of period...   $  13.38     $  13.31     $  12.31     $  10.23     $  10.00
(2) Accumulation unit value
   at end of period.........   $  14.69     $  13.38     $  13.31     $  12.31     $  10.23
(3) Number of accumulation
   units outstanding at end
   of period................   79,760.8     97,962.0     89,618.3     33,940.1     10,121.3

                                                      PIMCO TOTAL RETURN
                              -------------------------------------------------------------------
                                 1/1/06        1/1/05        1/1/04        1/1/03       10/11/02
                                   TO            TO            TO            TO            TO
                                12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
                              ------------   -----------   -----------   -----------   ----------
(1) Accumulation unit value
   at beginning of period...  $      11.14   $     11.02   $     10.67   $     10.28   $   10.00
(2) Accumulation unit value
   at end of period.........  $      11.38   $     11.14   $     11.02   $     10.67   $   10.28
(3) Number of accumulation
   units outstanding at end
   of period................  10,295,533.5   5,066,903.1   7,871,136.0   6,022,700.0   379,470.1


                                                      PUTNAM FUND FOR GROWTH AND INCOME
                                        --------------------------------------------------------------
                                          1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                            TO           TO           TO           TO           TO
                                         12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                        ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period................   $  15.51     $  14.95     $  13.65     $  10.87     $  10.00
(2) Accumulation unit value at end of
   period.............................   $  17.74     $  15.51     $  14.95     $  13.65     $  10.87
(3) Number of accumulation units
   outstanding at end of period.......   48,062.3     52,723.1     55,124.3     50,099.1     11,972.4

                                                         PUTNAM INTERNATIONAL EQUITY
                                        --------------------------------------------------------------
                                          1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                            TO           TO           TO           TO           TO
                                         12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                        ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period................  $   17.15    $   15.43    $   13.45    $   10.63     $  10.00
(2) Accumulation unit value at end of
   period.............................  $   21.71    $   17.15    $   15.43    $   13.45     $  10.63
(3) Number of accumulation units
   outstanding at end of period.......  336,061.6    330,794.9    300,720.6    202,021.6     15,977.3

                                                                PUTNAM VOYAGER
                                        ---------------------------------------------------------------
                                          1/1/06       1/1/05        1/1/04       1/1/03      10/11/02
                                            TO           TO            TO           TO           TO
                                         12/31/06     12/31/05      12/31/04     12/31/03     12/31/02
                                        ----------   -----------   ----------   ----------   ----------
(1) Accumulation unit value at
   beginning of period................  $   13.54    $     13.00    $  12.57     $  10.21     $ 10.00
(2) Accumulation unit value at end of
   period.............................  $   14.07    $     13.54    $  13.00     $  12.57     $ 10.21
(3) Number of accumulation units
   outstanding at end of period.......  615,996.6    1,176,165.8    67,842.6     58,466.4     4,577.6

                                               SELIGMAN SMALLER-CAP VALUE                          TEMPLETON FOREIGN
                             --------------------------------------------------------------    -------------------------
                               1/1/06       1/1/05       1/1/04       1/1/03      10/11/02       1/1/06        1/1/05
                                 TO           TO           TO           TO           TO            TO            TO
                              12/31/06     12/31/05     12/31/04     12/31/03     12/31/02      12/31/06      12/31/05
                             ----------   ----------   ----------   ----------   ----------    -----------   -----------
(1) Accumulation unit value
   at beginning of
   period..................  $   18.21    $   19.04    $   15.99    $   10.88     $ 10.00      $     17.19   $     15.74
(2) Accumulation unit value
   at end of period........  $   21.82    $   18.21    $   19.04    $   15.99     $ 10.88      $     20.36   $     17.19
(3) Number of accumulation
   units outstanding at end
   of period...............  392,369.4    210,035.2    366,325.2    542,991.5     3,535.6      1,181,888.3   1,251,199.1

                                       TEMPLETON FOREIGN
                             --------------------------------------
                               1/1/04        1/1/03       10/11/02
                                 TO            TO            TO
                              12/31/04      12/31/03      12/31/02
                             -----------   -----------   ----------
(1) Accumulation unit value
   at beginning of
   period..................  $     13.50   $     10.48    $  10.00
(2) Accumulation unit value
   at end of period........  $     15.74   $     13.50    $  10.48
(3) Number of accumulation
   units outstanding at end
   of period...............  1,977,525.4   1,131,045.5    32,274.6

                                                    TEMPLETON GROWTH
                             --------------------------------------------------------------
                               1/1/06       1/1/05       1/1/04       1/1/03      10/11/02
                                 TO           TO           TO           TO           TO
                              12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                             ----------   ----------   ----------   ----------   ----------
(1) Accumulation unit value
   at beginning of
   period..................  $   17.21    $   16.12    $   13.96    $   10.65     $  10.00
(2) Accumulation unit value
   at end of period........  $   20.70    $   17.21    $   16.12    $   13.96     $  10.65
(3) Number of accumulation
   units outstanding at end
   of period...............  515,052.5    585,043.2    745,467.2    695,340.2     97,122.6


                                               VAN KAMPEN AGGRESSIVE GROWTH                        VAN KAMPEN COMSTOCK
                              --------------------------------------------------------------    -------------------------
                                1/1/06       1/1/05       1/1/04       1/1/03      10/11/02       1/1/06        1/1/05
                                  TO           TO           TO           TO           TO            TO            TO
                               12/31/06     12/31/05     12/31/04     12/31/03     12/31/02      12/31/06      12/31/05
                              ----------   ----------   ----------   ----------   ----------    -----------   -----------
(1) Accumulation unit value
   at beginning of period...  $   16.37    $   14.95    $   13.16    $    9.58     $ 10.00      $     17.45   $     16.96
(2) Accumulation unit value
   at end of period.........  $   16.94    $   16.37    $   14.95    $   13.16     $  9.58      $     19.99   $     17.45
(3) Number of accumulation
   units outstanding at end
   of period................  186,565.1    205,336.4    182,555.2    114,432.5     3,294.8      2,059,925.5   1,393,007.2

                                      VAN KAMPEN COMSTOCK
                              ------------------------------------
                                1/1/04       1/1/03      10/11/02
                                  TO           TO           TO
                               12/31/04     12/31/03     12/31/02
                              ----------   ----------   ----------
(1) Accumulation unit value
   at beginning of period...  $   14.62    $   11.31     $  10.00
(2) Accumulation unit value
   at end of period.........  $   16.96    $   14.62     $  11.31
(3) Number of accumulation
   units outstanding at end
   of period................  809,282.3    401,251.0     17,212.9

                                               VAN KAMPEN EQUITY AND INCOME
                              ---------------------------------------------------------------
                                1/1/06       1/1/05        1/1/04       1/1/03      10/11/02
                                  TO           TO            TO           TO           TO
                               12/31/06     12/31/05      12/31/04     12/31/03     12/31/02
                              ----------   -----------   ----------   ----------   ----------
(1) Accumulation unit value
   at beginning of period...  $   14.95    $     14.05   $   12.73    $   10.56    $   10.00
(2) Accumulation unit value
   at end of period.........  $   16.61    $     14.95   $   14.05    $   12.73    $   10.56
(3) Number of accumulation
   units outstanding at end
   of period................  632,718.3    1,390,115.5   619,686.3    397,370.5    133,552.3

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements
  Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

            APPENDIX A -- EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB


EXAMPLE: Assume that you are under age 80 at issue. You pay an initial premium of $100,000 on October 1, 2007 and a subsequent premium of $10,000 on April 1, 2009. You also make a withdrawal of $50,000 (including any applicable surrender charge) on May 1, 2009. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."


                                                                                                (A)          (B)         (C)
                                                                        ------------------   ---------   -----------   --------
                                                                           TRANSACTIONS        PREMS
                                                                        ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
  DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
-------------------------------------------------------------------------------------------------------------------------------
10/01/07  THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
          MAV is $0 until first contract anniversary
10/01/08  FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2008 = Contract value on
          10/1/2008 = $110,000
          MAV = greatest of anniversary values = $110,000
04/01/09  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 10/1/2008 = Contract value on
          10/1/2008 + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
05/01/09  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 10/1/2008 = contract value on
          10/1/2008 + premiums added - adjusted
          withdrawals since that anniversary =     $110,000 + $10,000
          - $60,000 = $60,000
                                                   Adjusted withdrawal
               = withdrawal X     maximum (MAV, prems - adj. withdrs.)
                                              ------------------------
                                                        contract value
                        = $50,000 X maximum (120,000, 110,000)/100,000
                                 = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
10/01/09  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 10/1/2008 = $60,000
          Anniversary value for 10/1/2009 = contract value on
          10/1/2009 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
10/01/10  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2008 = $60,000
          Anniversary value for 10/1/2009 = contract value on
          10/1/2009 = $55,000
          Anniversary value for 10/1/2010 = contract value on
          10/1/2010 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

                                                                        -----------------------------------

  DATE                                                                             DEATH BENEFIT
----------------------------------------------------------------------  -----------------------------------
10/01/07  THE CONTRACT IS ISSUED                                        $100,000 (maximum of (A), (B), (C))
          MAV is $0 until first contract anniversary
10/01/08  FIRST CONTRACT ANNIVERSARY                                    $110,000 (maximum of (A), (B), (C))
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2008 = Contract value on
          10/1/2008 = $110,000
          MAV = greatest of anniversary values = $110,000
04/01/09  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $120,000 (maximum of (A), (B), (C))
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 10/1/2008 = Contract value on
          10/1/2008 + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
05/01/09  OWNER TAKES A $50,000 WITHDRAWAL                              $ 60,000 (maximum of (A), (B), (C))
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 10/1/2008 = contract value on
          10/1/2008 + premiums added - adjusted
          withdrawals since that anniversary =     $110,000 + $10,000
          - $60,000 = $60,000
                                                   Adjusted withdrawal
               = withdrawal X     maximum (MAV, prems - adj. withdrs.)
                                              ------------------------
                                                        contract value
                        = $50,000 X maximum (120,000, 110,000)/100,000
                                 = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
10/01/09  SECOND CONTRACT ANNIVERSARY                                   $ 60,000 (maximum of (A), (B), (C))
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 10/1/2008 = $60,000
          Anniversary value for 10/1/2009 = contract value on
          10/1/2009 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
10/01/10  THIRD CONTRACT ANNIVERSARY                                    $ 65,000 (maximum of (A), (B), (C))
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2008 = $60,000
          Anniversary value for 10/1/2009 = contract value on
          10/1/2009 = $55,000
          Anniversary value for 10/1/2010 = contract value on
          10/1/2010 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

APPENDIX B - EXAMPLE OF GUARANTEED MINIMUM INCOME BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. THE EXAMPLE ASSUMES NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BENEFIT BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.


FACTS: Assume that a male, age 60 purchased the Contract on February 1, 2007 with the GMIB, and made an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:



----------------------------------------------------------------------------------
                                          GMIB BENEFIT             ANNUAL GMIB
CONTRACT ANNIVERSARY*                         BASE                 PAYMENTS**
----------------------------------------------------------------------------------
(5(th)) February 1, 2012                    $127,628           GMIB NOT AVAILABLE
                                                                  FOR EXERCISE
----------------------------------------------------------------------------------
(10(th)) February 1, 2017                   $162,889                 $10,184
----------------------------------------------------------------------------------
(15(th)) February 1, 2022                   $207,893                 $14,868
----------------------------------------------------------------------------------
(20(th)) February 1, 2027                   $265,330                 $21,715
----------------------------------------------------------------------------------
(25(th)) February 1, 2032***                $338,635                 $31,290
----------------------------------------------------------------------------------
(30(th)) February 1, 2037                        n/a             GMIB TERMINATED
----------------------------------------------------------------------------------


  * The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.

*** If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB Fees previously collected would not be refunded.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BENEFIT BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB RIDER, SEE "GUARANTEED MINIMUM INCOME BENEFIT."

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2007


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222

                           4802 DEER LAKE DRIVE EAST

                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2007, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3
Keep Well Agreement.........................................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT D........................................  S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.


For the years ended December 31, 2006, 2005, and 2004, Distributor received $832,969, $3,887,070, and $17,392,793, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2006, 2005, and 2004, Merrill Lynch Life paid administrative services fees of $29.7 million, $33.1 million, and $33.2 million, respectively.


KEEP WELL AGREEMENT


On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with Merrill Lynch Life. Under the agreement, at all times that Merrill Lynch Life is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that Merrill Lynch Life maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2006, the statutory net worth of Merrill Lynch Life was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Ready Assets Trust Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used based on average contract size and withdrawals. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Merrill Lynch Ready Assets Trust Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Merrill Lynch Ready Assets Trust Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Merrill Lynch Ready Assets Trust Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Trust Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Trust Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period based on average contract size and withdrawals. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month.

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding three years. A surrender charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee (but not the GMIB Fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge for any period of six years or less. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used based on average contract size and withdrawals. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for periods prior to the date a subaccount commenced operations. This performance information for the subaccounts is calculated in exactly the same way as average annual total returns described above based on the assumption that the subaccounts had been in existence and had invested in the corresponding underlying Funds for the same period that the corresponding Funds had been in operation, with the level of Contract charges currently in effect.

The Funds and subaccounts corresponding to the Funds commenced operations as indicated below:


                                                                     FUND            SUBACCOUNT
                                                                  INCEPTION          INCEPTION
FUND                                                                 DATE               DATE
----                                                          ------------------  ----------------
AIM Constellation Fund (Class A)                              April 30, 1976      October 11, 2002
AIM Charter Fund (Class A)                                    November 26, 1968   April 10, 2006
AllianceBernstein Growth and Income Fund (Class A)            July 1, 1932        October 11, 2002
AllianceBernstein Large Cap Growth Fund (Class A)             September 28, 1992  October 11, 2002
Allianz OCC Renaissance Fund (Class A)(1)                     April 18, 1988      October 11, 2002
Allianz NFJ Small-Cap Value Fund (Class A)(2)                 October 1, 1991     October 11, 2002
American Century Equity Income Fund (Advisor Class)           March 7, 1997       October 11, 2002
The Bond Fund of America, Inc. (Class A)                      May 28, 1974        October 11, 2002
The Growth Fund of America, Inc. (Class A)                    December 1, 1973    October 11, 2002
The Income Fund of America, Inc. (Class A)                    December 1, 1973    October 11, 2002
The Investment Company of America (Class A)                   January 1, 1934     October 11, 2002
BlackRock Basic Value Fund, Inc. (Investor A)                 October 21, 1994    October 11, 2002
BlackRock Bond Fund (Investor A)                              October 21, 1994    October 11, 2002
BlackRock Fundamental Growth Fund, Inc. (Investor A)          December 24, 1992   October 11, 2002
BlackRock Global Allocation Fund, Inc. (Investor A)           October 21, 1994    October 11, 2002
BlackRock S&P 500 Index Fund (Investor A)                     April 3, 1997       October 11, 2002
BlackRock Value Opportunities Fund (Investor A)               October 21, 1994    October 11, 2002
BlackRock Government Income Portfolio (Investor A)(6)         September 28, 1984  October 11, 2002
Davis New York Venture Fund (Class A)                         February 17, 1969   October 11, 2002
Delaware Trend Fund (Class A)                                 October 3, 1968     October 11, 2002
Fidelity Advisor Equity Growth Fund (Class A)(3)              November 22, 1983   October 11, 2002
Fidelity Advisor Mid Cap Growth Fund (Class A)(4)             February 20, 1996   October 11, 2002
Fidelity Advisor Overseas Fund (Class A)(4)                   April 23, 1990      October 11, 2002
Lord Abbett Bond-Debenture Fund, Inc. (Class A)               April 1, 1971       October 11, 2002
Lord Abbett Mid-Cap Value Fund, Inc. (Class A)                June 28, 1983       October 11, 2002

                                                                     FUND            SUBACCOUNT
                                                                  INCEPTION          INCEPTION
FUND                                                                 DATE               DATE
----                                                          ------------------  ----------------
MFS Core Growth Fund (Class A)                                January 2, 1996     October 11, 2002
MFS Research International Fund (Class A)                     January 2, 1997     October 11, 2002
MFS Mid Cap Growth Fund (Class A)                             December 1, 1993    October 11, 2002
Oppenheimer Global Fund (Class A)                             December 22, 1969   October 11, 2002
Oppenheimer Main Street Fund (Class A)                        February 3, 1988    October 11, 2002
Oppenheimer Quest Opportunity Value Fund (Class A)            January 3, 1989     October 11, 2002
PIMCO Total Return Fund (Class A)(5)                          May 11, 1987        October 11, 2002
Putnam Fund For Growth and Income (Class A)                   November 6, 1957    October 11, 2002
Putnam International Equity Fund (Class A)                    February 28, 1991   October 11, 2002
Putnam Voyager Fund (Class A)                                 April 1, 1969       October 11, 2002
Seligman Smaller-Cap Value Fund (Class A)                     April 25, 1997      October 11, 2002
Templeton Foreign Fund (Class A)                              October 5, 1982     October 11, 2002
Templeton Growth Fund, Inc. (Class A)                         November 29, 1954   October 11, 2002
Van Kampen Comstock Fund (Class A)                            October 7, 1968     October 11, 2002
Van Kampen Equity and Income Fund (Class A)                   August 3, 1960      October 11, 2002
Van Kampen Aggressive Growth Fund (Class A)                   May 29, 1996        October 11, 2002

---------------
(1) Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.


(2) Because Class A shares were first available on January 20, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.



(3) The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on October 22, 2004. Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.


(4) Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

(5) Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.


(6) Dates are shown for the BlackRock U.S. Government Fund, which was reorganized into BlackRock Government Income Portfolio (a series of BlackRock Funds) on October 13, 2006.


From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Merrill Lynch Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in
Note  1  which  comprise  the Merrill  Lynch  Life  Variable
Annuity Separate Account D (the "Account"), as of December 31, 2006, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2006, the results of each of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


March 30, 2007

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock                                 BlackRock
                                                                            Basic              BlackRock           Fundamental
                                                                            Value                 Bond                Growth
                                                                            Fund a               Fund b              Fund c
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock Basic Value Fund, 696 shares
      (Cost $20,898)                                                $            23,123  $                    $

    BlackRock Bond Fund, 856 shares
      (Cost $9,832)                                                                                    9,846

    BlackRock Fundamental Growth Fund, 710 shares
      (Cost $13,053)                                                                                                      13,816

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            23,123  $             9,846  $           13,816
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            23,123  $             9,846  $           13,816
                                                                    ==================== ==================== ====================

a  Formerly Merrill Lynch Basic Value Fund.  Change effective September 30, 2006.
b  Formerly Merrill Lynch Core Bond Portfolio.  Change effective September 30, 2006.
c  Formerly Merrill Lynch Fundamental Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           Global                Global            Government
                                                                          Allocation            SmallCap             Income
                                                                            Fund d               Fund e           Portfolio f,g
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock Global Allocation Fund, 4,825 shares
      (Cost $82,644)                                                $            87,633  $                    $

    BlackRock Global SmallCap Fund, 127 shares
      (Cost $3,184)                                                                                    3,267

    BlackRock Government Income Portfolio, 5,766 shares
      (Cost $61,823)                                                                                                      61,936

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            87,633  $             3,267  $           61,936
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            87,633  $             3,267  $           61,936
                                                                    ==================== ==================== ====================

d  Formerly Merrill Lynch Global Allocation Fund.  Change effective September 30, 2006.
e  Formerly Merrill Lynch Global SmallCap Fund.  Change effective September 30, 2006.
f  Formerly Merrill Lynch U.S. Government Fund.  Change effective September 30, 2006.
g  Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                               BlackRock            BlackRock
                                                                          BlackRock              Large               Large
                                                                        International             Cap                  Cap
                                                                            Index                 Core               Growth
                                                                            Fund h               Fund i              Fund j
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock International Index Fund, 150 shares
      (Cost $2,051)                                                 $             2,274  $                    $

    BlackRock Large Cap Core Fund, 416 shares
      (Cost $5,573)                                                                                    5,825

    BlackRock Large Cap Growth Fund, 166 shares
      (Cost $1,638)                                                                                                        1,767


                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,274  $             5,825  $            1,767
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,274  $             5,825  $            1,767
                                                                    ==================== ==================== ====================

h   Formerly Merrill Lynch International Index Fund.  Change effective September 30, 2006.
i   Formerly Merrill Lynch Large Cap Core Fund.  Change effective September 30, 2006.
j   Formerly Merrill Lynch Large Cap Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock          Merrill Lynch
                                                                          Large Cap            Short Term             Ready
                                                                            Value                 Bond               Assets
                                                                            Fund k               Fund l               Trust
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock Large Cap Value Fund, 288 shares
      (Cost $5,210)                                                 $             5,458  $                    $

    BlackRock Short Term Bond Fund, 208 shares
      (Cost $2,088)                                                                                    2,087

    Merrill Lynch Ready Assets Trust, 50,351 shares
      (Cost $50,351)                                                                                                      50,351

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             5,458  $             2,087  $           50,351
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             5,458  $             2,087  $           50,351
                                                                    ==================== ==================== ====================

k   Formerly Merrill Lynch Large Cap Value Fund.  Change effective September 30, 2006.
l   Formerly Merrill Lynch Low Duration Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           S&P 500             Small Cap              Value
                                                                            Index                Index            Opportunities
                                                                            Fund m               Fund n              Fund o
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    BlackRock S&P 500 Index Fund, 1,959 shares
      (Cost $32,022)                                                $            34,014  $                    $

    BlackRock Small Cap Index Fund, 19 shares
      (Cost $297)                                                                                        306

    BlackRock Value Opportunities Fund, 1,114 shares
      (Cost $29,174)                                                                                                      26,992

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            34,014  $               306  $           26,992
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            34,014  $               306  $           26,992
                                                                    ==================== ==================== ====================

m  Formerly Merrill Lynch S&P Index 500 Fund.  Change effective September 30, 2006.
n  Formerly Merrill Lynch Small Cap Index Fund.  Change effective September 30, 2006.
o  Formerly Merrill Lynch Value Opportunities Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM
                                                                            Basic                 AIM                  AIM
                                                                            Value               Charter           Constellation
                                                                             Fund                Fund p               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    AIM Basic Value Fund, 12 shares
      (Cost $405)                                                   $               433  $                    $

    AIM Charter Fund, 29 shares
      (Cost $402)                                                                                        440

    AIM Constellation Fund, 66 shares
      (Cost $1,444)                                                                                                        1,735

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               433  $               440  $            1,735
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               433  $               440  $            1,735
                                                                    ==================== ==================== ====================

p  Effective April 10, 2006, Aim Premier Equity Fund merged with Aim Charter Fund.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM
                                                                           Mid Cap        AllianceBernstein    AllianceBernstein
                                                                         Core Equity       Growth & Income      Large Cap Growth
                                                                             Fund                Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    AIM Mid Cap Core Equity Fund, 36 shares
      (Cost $1,029)                                                 $               928  $                    $

    AllianceBernstein Growth & Income Fund, 4,486 shares
      (Cost $19,532)                                                                                  19,917

    AllianceBernstein Large Cap Growth Fund, 132 shares
      (Cost $2,727)                                                                                                        2,724

                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               928  $            19,917  $            2,724
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               928  $            19,917  $            2,724
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                      AllianceBernstein                             Allianz
                                                                       Small/Mid Cap       AllianceBernstein      NFJ Small-Cap
                                                                             Value               Value                Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    AllianceBernstein Small/Mid Cap Value Fund, 1,449 shares
      (Cost $24,181)                                                $            23,503  $                    $

    AllianceBernstein Value Fund, 43 shares
      (Cost $586)                                                                                        624

    Allianz NFJ Small-Cap Value Fund, 1,322 shares
      (Cost $38,515)                                                                                                      41,281

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            23,503  $               624  $           41,281
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            23,503  $               624  $           41,281
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                           American Century
                                                                           Allianz              Equity          American Century
                                                                       OCC Renaissance          Income               Ultra
                                                                             Fund                Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Allianz OCC Renaissance Fund, 423 shares
      (Cost $9,629)                                                $              8,804  $                    $

    American Century Equity Income Fund, 5,569 shares
      (Cost $47,545)                                                                                  47,846

    American Century Ultra Fund, 7 shares
      (Cost $217)                                                                                                            207

                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             8,804  $            47,846  $              207
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             8,804  $            47,846  $              207
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                      American Funds       American Funds       American Funds
                                                                        Bond Fund            Growth Fund          Income Fund
                                                                        of America            of America           of America
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    American Funds Bond Fund of America, 6,624 shares
      (Cost $87,596)                                                $            88,244  $                    $

    American Funds Growth Fund of America, 8,092 shares
      (Cost $226,985)                                                                                265,483

    American Funds Income Fund of America, 5,047 shares
      (Cost $95,793)                                                                                                     102,740

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            88,244  $           265,483  $          102,740
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            88,244  $           265,483  $          102,740
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                      American Funds       American Funds
                                                                        Investment           EuroPacific        Cohen & Steers
                                                                         Company               Growth            Realty Income
                                                                        of America              Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    American Funds Investment Company of America, 3,681 shares
      (Cost $107,301)                                               $           123,367  $                    $

    American Funds EuroPacific Growth Fund, 1,129 shares
      (Cost $49,612)                                                                                  52,390

    Cohen & Steers Realty Income Fund, 857 shares
      (Cost $14,679)                                                                                                      14,420

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $           123,367  $            52,390  $           14,420
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           123,367  $            52,390  $           14,420
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                               Columbia               Davis
                                                                                                Marsico             New York
                                                                          Columbia               Growth              Venture
                                                                          Acorn USA              Fund q               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Columbia Acorn USA, 895 shares
      (Cost $24,298)                                                $            25,057  $                    $

    Columbia Marsico Growth Fund, 73 shares
      (Cost $1,371)                                                                                    1,447

    Davis New York Venture Fund, 3,755 shares
      (Cost $130,891)                                                                                                    144,642

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            25,057  $             1,447  $          144,642
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            25,057  $             1,447  $          144,642
                                                                    ==================== ==================== ====================

q   Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Delaware             Dreyfus           Eaton Vance
                                                                            Trend             Appreciation        Floating-Rate
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Delaware Trend Fund, 479 shares
      (Cost $9,479)                                                 $             9,682  $                    $

    Dreyfus Appreciation Fund, 532 shares
      (Cost $23,094)                                                                                  23,330

    Eaton Vance Floating-Rate Fund, 2,184 shares
      (Cost $22,271)                                                                                                      22,249

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             9,682  $            23,330  $           22,249
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             9,682  $            23,330  $           22,249
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Federated                                 Fidelity
                                                                           Capital             Federated            Advisor
                                                                         Appreciation           Kaufmann          Equity Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Federated Capital Appreciation Fund, 9 shares
      (Cost $209)                                                   $               201  $                    $

    Federated Kaufmann Fund, 623 shares
      (Cost $3,491)                                                                                    3,526

    Fidelity Advisor Equity Growth Fund, 30 shares
      (Cost $1,386)                                                                                                        1,522

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               201  $             3,526  $            1,522
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               201  $             3,526  $            1,522
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Fidelity             Fidelity            JP Morgan
                                                                           Advisor              Advisor             Multi-Cap
                                                                           Mid Cap             Overseas          Market Neutral
                                                                             Fund                 Fund             Portfolio r
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Fidelity Advisor Mid Cap Fund, 164 shares
      (Cost $3,733)                                                 $             4,034  $                    $

    Fidelity Advisor Overseas Fund, 226 shares
      (Cost $4,702)                                                                                    4,942

    JP Morgan Multi-Cap Market Neutral Portfolio, 1,383 shares
      (Cost $15,209)                                                                                                      15,152

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             4,034  $             4,942  $           15,152
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             4,034  $             4,942  $           15,152
                                                                    ==================== ==================== ====================

r   Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                         Lord Abbett             Bond-               Mid-Cap
                                                                          Affiliated           Debenture              Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Lord Abbett Affiliated Fund, 1,029 shares
      (Cost $15,873)                                                $            15,713  $                    $

    Lord Abbett Bond-Debenture Fund, 3,227 shares
      (Cost $25,618)                                                                                  25,885

    Lord Abbet Mid-Cap Value Fund, 2,941 shares
      (Cost $64,824)                                                                                                      65,886

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            15,713  $            25,885  $           65,886
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            15,713  $            25,885  $           65,886
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                 MFS
                                                                             Core               Mid Cap             Research
                                                                            Growth               Growth           International
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    MFS Core Growth Fund, 2,362 shares
      (Cost $42,753)                                                $            44,626  $                    $

    MFS Mid Cap Growth Fund, 521 shares
      (Cost $4,363)                                                                                    4,882

    MFS Research International Fund, 520 shares
      (Cost $9,074)                                                                                                        9,998

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            44,626  $             4,882  $            9,998
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            44,626  $             4,882  $            9,998
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Oppenheimer
                                                                           Capital            Oppenheimer          Oppenheimer
                                                                         Appreciation            Global            Main Street
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Oppenheimer Capital Appreciation Fund, 16 shares
      (Cost $651)                                                   $               696  $                    $

    Oppenheimer Global Fund, 172 shares
      (Cost $12,152)                                                                                  12,620

    Oppenheimer Main Street Fund, 105 shares
      (Cost $3,932)                                                                                                        4,327

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               696  $            12,620  $            4,327
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               696  $            12,620  $            4,327
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Oppenheimer             PIMCO
                                                                         Oppenheimer             Quest              Commodity
                                                                         Main Street          Opportunity          RealReturn
                                                                          Small Cap              Value              Strategy
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Oppenheimer Main Street Small Cap Fund, 40 shares
      (Cost $876)                                                   $               885  $                    $

    Oppenheimer Quest Opportunity Value Fund, 39 shares
      (Cost $1,118)                                                                                    1,172

    PIMCO CommodityRealReturn Strategy Fund, 1,201 shares
      (Cost $18,097)                                                                                                      16,649

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               885  $             1,172  $           16,649
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               885  $             1,172  $           16,649
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            PIMCO                PIMCO               Pioneer
                                                                             Real                Total              Emerging
                                                                            Return               Return              Markets
                                                                             Fund                 Fund               Fund s
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    PIMCO Real Return Fund, 225 shares
      (Cost $2,488)                                                 $             2,405  $                    $

    PIMCO Total Return Fund, 16,963 shares
      (Cost $176,512)                                                                                176,068

    Pioneer Emerging Markets Fund, 40 shares
      (Cost $1,131)                                                                                                        1,204

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,405  $           176,068  $            1,204
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,405  $           176,068  $            1,204
                                                                    ==================== ==================== ====================

s   Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                     Pioneer
                                                                                                Pioneer             Small Cap
                                                                           Pioneer             High Yield             Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Pioneer Fund, 902 shares
      (Cost $42,031)                                                $            43,376  $                    $

    Pioneer High Yield Fund, 137 shares
      (Cost $1,501)                                                                                    1,475

    Pioneer Small Cap Value Fund, 23 shares
      (Cost $769)                                                                                                            754

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            43,376  $             1,475  $              754
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            43,376  $             1,475  $              754
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Putnam
                                                                         Putnam Fund         International          Putnam
                                                                         for Growth              Equity             Voyager
                                                                         and Income              Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Putnam Fund for Growth and Income, 43 shares
      (Cost $857)                                                   $               853  $                    $

    Putnam International Equity Fund, 233 shares
      (Cost $5,570)                                                                                    7,296

    Putnam Voyager Fund, 473 shares
      (Cost $8,631)                                                                                                        8,665

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               853  $             7,296  $            8,665
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               853  $             7,296  $            8,665
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                         Smaller-Cap           Templeton            Templeton
                                                                            Value               Foreign              Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Seligman Smaller-Cap Value Fund, 485 shares
      (Cost $8,162)                                                 $             8,562  $                    $

    Templeton Foreign Fund, 2,246 shares
      (Cost $28,326)                                                                                  30,625

    Templeton Growth Fund, 594 shares
      (Cost $13,940)                                                                                                      15,250

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             8,562  $            30,625  $           15,250
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             8,562  $            30,625  $           15,250
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
    Van Kampen Aggressive Growth Fund, 192 shares
      (Cost $2,615)                                                 $             3,160  $                    $

    Van Kampen Comstock Fund, 2,458 shares
      (Cost $43,870)                                                                                  47,305

    Van Kampen Equity & Income Fund, 1,152 shares
      (Cost $10,245)                                                                                                      10,508

                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             3,160  $            47,305  $           10,508
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,160  $            47,305  $           10,508
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock                                 BlackRock
                                                                            Basic              BlackRock           Fundamental
                                                                            Value                 Bond                Growth
                                                                            Fund a               Fund b               Fund c
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               307  $             1,100  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (279)                (335)               (196)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       28                  765                (196)
                                                                    -------------------- -------------------- --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               829                 (827)              1,596
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    814                  355                (947)
 Capital Gain Distributions (Note 2)                                              2,410                    0                   0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  4,053                 (472)                649
                                                                    -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,081                  293                 453
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             212                  325                 156
 Contract Owner Withdrawals                                                        (949)              (1,893)               (702)
 Net Transfers In (Out) (Note 3)                                                   (167)             (29,692)              1,542
 Contract Charges (Note 6)                                                          (72)                 (62)                (52)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (976)             (31,322)                944
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                           3,105              (31,029)              1,397
Net Assets, Beginning of Period                                                  20,018               40,875              12,419
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            23,123  $             9,846  $           13,816
                                                                    ==================== ==================== ===================

a  Formerly Merrill Lynch Basic Value Fund.  Change effective September 30, 2006.
b  Formerly Merrill Lynch Core Bond Portfolio.  Change effective September 30, 2006.
c  Formerly Merrill Lynch Fundamental Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           Global                Global            Government
                                                                          Allocation            SmallCap             Income
                                                                            Fund d               Fund e           Portfolio f,g
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             1,688  $                 0  $              151

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (1,170)                 (37)                (44)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      518                  (37)                107
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             4,119                   21                   4
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  3,440                   69                 114
 Capital Gain Distributions (Note 2)                                              4,421                  318                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                 11,980                  408                 118
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       12,498                  371                 225
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,864                   52                  95
 Contract Owner Withdrawals                                                      (3,606)                 (46)               (175)
 Net Transfers In (Out) (Note 3)                                                (26,107)               1,309              61,845
 Contract Charges (Note 6)                                                         (267)                  (8)                (54)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (27,116)               1,307              61,711
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                         (14,618)               1,678              61,936
Net Assets, Beginning of Period                                                 102,251                1,589                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            87,633  $             3,267  $           61,936
                                                                    ==================== ==================== ===================

d  Formerly Merrill Lynch Global Allocation Fund.  Change effective September 30, 2006.
e  Formerly Merrill Lynch Global SmallCap Fund.  Change effective September 30, 2006.
f  Formerly Merrill Lynch U.S. Government Fund.  Change effective September 30, 2006.
g  Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                               BlackRock            BlackRock
                                                                          BlackRock              Large               Large
                                                                        International             Cap                 Cap
                                                                            Index                 Core               Growth
                                                                            Fund h               Fund i              Fund j
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                45  $                 0  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (19)                 (61)                (20)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       26                  (61)                (20)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                43                   25                  37
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    185                  234                  43
 Capital Gain Distributions (Note 2)                                                 28                  221                   6
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    256                  480                  86
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          282                  419                  66
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                   95                  41
 Contract Owner Withdrawals                                                         (12)                (225)                (36)
 Net Transfers In (Out) (Note 3)                                                  1,474                3,194                 666
 Contract Charges (Note 6)                                                           (3)                 (10)                 (5)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,490                3,054                 666
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,772                3,473                 732
Net Assets, Beginning of Period                                                     502                2,352               1,035
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,274  $             5,825  $            1,767
                                                                    ==================== ==================== ===================

h  Formerly Merrill Lynch International Index Fund.  Change effective September 30, 2006.
i  Formerly Merrill Lynch Large Cap Core Fund.  Change effective September 30, 2006.
j  Formerly Merrill Lynch Large Cap Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock          Merrill Lynch
                                                                          Large Cap            Short Term             Ready
                                                                            Value                 Bond               Assets
                                                                            Fund k               Fund l               Trust
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 4  $               313  $            1,901

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (206)                (125)               (581)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (202)                 188               1,320
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               763                   67                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    473                   26                   0
 Capital Gain Distributions (Note 2)                                                155                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,391                   93                   0
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,189                  281               1,320
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             353                  208             328,789
 Contract Owner Withdrawals                                                        (664)                (344)            (13,411)
 Net Transfers In (Out) (Note 3)                                                 (4,705)              (2,447)           (298,462)
 Contract Charges (Note 6)                                                          (49)                 (29)               (153)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,065)              (2,612)             16,763
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (3,876)              (2,331)             18,083
Net Assets, Beginning of Period                                                   9,334                4,418              32,268
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             5,458  $             2,087  $           50,351
                                                                    ==================== ==================== ===================

k   Formerly Merrill Lynch Large Cap Value Fund.  Change effective September 30, 2006.
l   Formerly Merrill Lynch Low Duration Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           S&P 500             Small Cap              U.S.
                                                                            Index                Index             Government
                                                                            Fund m               Fund n             Fund f,g
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               276  $                 2  $              630

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (323)                  (3)               (188)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (47)                  (1)                442
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               592                    4                 188
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,845                    3                 145
 Capital Gain Distributions (Note 2)                                                  0                   20                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,437                   27                 333
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,390                   26                 775
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             265                   12                 205
 Contract Owner Withdrawals                                                      (1,574)                  (1)               (795)
 Net Transfers In (Out) (Note 3)                                                 12,524                  155              (6,939)
 Contract Charges (Note 6)                                                          (83)                  (1)                (57)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          11,132                  165              (7,586)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          13,522                  191              (6,811)
Net Assets, Beginning of Period                                                  20,492                  115               6,811
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            34,014  $               306  $                0
                                                                    ==================== ==================== ===================

m  Formerly Merrill Lynch S&P Index 500 Fund.  Change effective September 30, 2006.
n   Formerly Merrill Lynch Small Cap Index Fund.  Change effective September 30, 2006.
f  Formerly Merrill Lynch U.S. Government Fund.  Change effective September 30, 2006.
g  Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock               AIM
                                                                            Value                Basic                AIM
                                                                        Opportunities            Value               Charter
                                                                            Fund o                Fund               Fund p
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                3

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (338)                  (5)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (338)                  (5)                 (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               961                    3                  (1)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,424)                  19                  38
 Capital Gain Distributions (Note 2)                                              3,833                   23                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,370                   45                  37
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,032                   40                  36
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             387                    6                  10
 Contract Owner Withdrawals                                                      (1,378)                  (1)                (14)
 Net Transfers In (Out) (Note 3)                                                  3,193                  116                 409
 Contract Charges (Note 6)                                                          (97)                  (1)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,105                  120                 404
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           4,137                  160                 440
Net Assets, Beginning of Period                                                  22,855                  273                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            26,992  $               433  $              440
                                                                    ==================== ==================== ===================

o  Formerly Merrill Lynch Value Opportunities Fund.  Change effective September 30, 2006.
p  Effective April 10, 2006, Aim Premier Equity Fund merged with Aim Charter Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                  AIM                  AIM
                                                                             AIM                Mid Cap              Premier
                                                                        Constellation         Core Equity            Equity
                                                                             Fund                 Fund               Fund p
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 6  $                1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (21)                 (11)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (21)                  (5)                 (1)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                42                    2                  36
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     46                  (88)                (15)
 Capital Gain Distributions (Note 2)                                                  0                  160                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     88                   74                  21
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           67                   69                  20
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             119                   10                  11
 Contract Owner Withdrawals                                                         (34)                  (7)                 (3)
 Net Transfers In (Out) (Note 3)                                                     (8)                 302                (542)
 Contract Charges (Note 6)                                                           (6)                  (3)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              71                  302                (535)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             138                  371                (515)
Net Assets, Beginning of Period                                                   1,597                  557                 515
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,735  $               928  $                0
                                                                    ==================== ==================== ===================

p  Effective April 10, 2006, Aim Premier Equity Fund merged with Aim Charter Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                               AllianceBernstein
                                                                      AllianceBernstein    AllianceBernstein     Small/Mid Cap
                                                                       Growth & Income     Large Cap Growth          Value
                                                                             Fund                 Fund               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                41  $                 0  $              153

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (198)                (155)               (219)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (157)                (155)                (66)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               550               (1,281)               (166)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     90                 (692)                 87
 Capital Gain Distributions (Note 2)                                                  0                    0               2,194
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    640               (1,973)              2,115
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          483               (2,128)              2,049
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             196                  136                 392
 Contract Owner Withdrawals                                                        (778)                (660)               (403)
 Net Transfers In (Out) (Note 3)                                                 (3,423)              (1,141)             11,271
 Contract Charges (Note 6)                                                          (51)                 (41)                (48)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,056)              (1,706)             11,212
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (3,573)              (3,834)             13,261
Net Assets, Beginning of Period                                                  23,490                6,558              10,242
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            19,917  $             2,724  $           23,503
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Allianz
                                                                      AllianceBernstein       NFJ Small-Cap         Allianz
                                                                            Value                 Value          OCC Renaissance
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 8  $               857  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (5)                (612)               (105)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        3                  245                (105)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                2,441                (220)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     46                1,067                  82
 Capital Gain Distributions (Note 2)                                                 19                3,656               1,054
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     66                7,164                 916
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           69                7,409                 811
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              (1)                 594                  79
 Contract Owner Withdrawals                                                          (2)              (2,543)               (462)
 Net Transfers In (Out) (Note 3)                                                    434               (8,220)               (741)
 Contract Charges (Note 6)                                                           (1)                (158)                (29)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             430              (10,327)             (1,153)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             499               (2,918)               (342)
Net Assets, Beginning of Period                                                     125               44,199               9,146
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               624  $            41,281  $            8,804
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                       American Century
                                                                           Equity           American Century     American Funds
                                                                           Income               Ultra              Bond Fund
                                                                           Fund                 Fund              of America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               330  $                 0  $            5,392

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (172)                  (3)             (1,463)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      158                   (3)              3,929
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                80                    0              (2,016)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    579                  (18)              2,412
 Capital Gain Distributions (Note 2)                                              1,568                   14                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,227                   (4)                396
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,385                   (7)              4,325
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             182                    5               2,048
 Contract Owner Withdrawals                                                        (664)                  (2)             (5,694)
 Net Transfers In (Out) (Note 3)                                                 37,484                   21             (24,335)
 Contract Charges (Note 6)                                                          (80)                  (1)               (334)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          36,922                   23             (28,315)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          39,307                   16             (23,990)
Net Assets, Beginning of Period                                                   8,539                  191             112,234
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            47,846  $               207  $           88,244
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                 American Funds
                                                                        American Funds       American Funds        Investment
                                                                         Growth Fund          Income Fund           Company
                                                                          of America           of America          of America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             2,179  $             4,613  $            2,567

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (3,330)              (1,317)             (1,530)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                   (1,151)               3,296               1,037
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            18,779                5,535               4,589
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,566)               6,715               3,050
 Capital Gain Distributions (Note 2)                                              8,579                2,405               7,104
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                 24,792               14,655              14,743
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       23,641               17,951              15,780
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           4,384                1,997               1,692
 Contract Owner Withdrawals                                                     (11,236)              (4,841)             (5,781)
 Net Transfers In (Out) (Note 3)                                                 (6,094)             (55,441)             (1,275)
 Contract Charges (Note 6)                                                         (835)                (307)               (414)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (13,781)             (58,592)             (5,778)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           9,860              (40,641)             10,002
Net Assets, Beginning of Period                                                 255,623              143,381             113,365
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $           265,483  $           102,740  $          123,367
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        American Funds
                                                                         EuroPacific        Cohen & Steers
                                                                           Growth            Realty Income          Columbia
                                                                            Fund                 Fund               Acorn USA
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               819  $               437  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (3,015)                (142)               (197)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                   (2,196)                 295                (197)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               854                   11                 107
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,136                  445                 651
 Capital Gain Distributions (Note 2)                                              2,887                1,613                 460
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  5,877                2,069               1,218
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,681                2,364               1,021
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             959                  232                 386
 Contract Owner Withdrawals                                                       1,389                 (315)               (368)
 Net Transfers In (Out) (Note 3)                                                 31,012                6,618              16,979
 Contract Charges (Note 6)                                                         (107)                 (31)                (42)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          33,253                6,504              16,955
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          36,934                8,868              17,976
Net Assets, Beginning of Period                                                  15,456                5,552               7,081
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            52,390  $            14,420  $           25,057
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Columbia               Davis
                                                                           Marsico              New York            Delaware
                                                                            Growth              Venture               Trend
                                                                            Fund q                Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $             1,301  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (6)              (1,645)               (123)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (6)                (344)               (123)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0               11,207                 462
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     77                8,727              (1,223)
 Capital Gain Distributions (Note 2)                                                  0                    0               1,418
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     77               19,934                 657
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           71               19,590                 534
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              62                2,222                 103
 Contract Owner Withdrawals                                                          (2)              (5,771)               (362)
 Net Transfers In (Out) (Note 3)                                                  1,317               68,536                  32
 Contract Charges (Note 6)                                                           (1)                (484)                (32)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,376               64,503                (259)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,447               84,093                 275
Net Assets, Beginning of Period                                                       0               60,549               9,407
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,447  $           144,642  $            9,682
                                                                    ==================== ==================== ===================

q   Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Federated
                                                                           Dreyfus            Eaton Vance            Capital
                                                                         Appreciation        Floating-Rate        Appreciation
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               315  $             1,009  $                2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (145)                (235)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      170                  774                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               274                  (24)                  2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    231                  (19)                 (9)
 Capital Gain Distributions (Note 2)                                                907                    0                  24
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,412                  (43)                 17
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,582                  731                  17
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             294                  523                   0
 Contract Owner Withdrawals                                                        (182)                (579)                 (2)
 Net Transfers In (Out) (Note 3)                                                  7,253               13,982                  72
 Contract Charges (Note 6)                                                          (29)                 (48)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           7,336               13,878                  70
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           8,918               14,609                  87
Net Assets, Beginning of Period                                                  14,412                7,640                 114
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            23,330  $            22,249  $              201
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Fidelity            Fidelity
                                                                          Federated             Advisor              Advisor
                                                                           Kaufmann          Equity Growth           Mid Cap
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (39)                 (21)                (51)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (39)                 (21)                (51)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                27                   64                  41
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (32)                  44                  58
 Capital Gain Distributions (Note 2)                                                378                    0                 393
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    373                  108                 492
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          334                   87                 441
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              55                   24                   0
 Contract Owner Withdrawals                                                         (29)                (142)               (207)
 Net Transfers In (Out) (Note 3)                                                  1,412                  (46)               (224)
 Contract Charges (Note 6)                                                           (8)                  (6)                (13)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,430                 (170)               (444)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,764                  (83)                 (3)
Net Assets, Beginning of Period                                                   1,762                1,605               4,037
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             3,526  $             1,522  $            4,034
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Fidelity            JP Morgan
                                                                           Advisor             Multi-Cap           Lord Abbett
                                                                          Overseas           Market Neutral        Affiliated
                                                                             Fund             Portfolio r             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                50  $               403  $               78

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (81)                 (90)                (63)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (31)                 313                  15
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,145                    1                  18
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (498)                 (56)               (146)
 Capital Gain Distributions (Note 2)                                                236                    0                 899
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    883                  (55)                771
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          852                  258                 786
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             137                  147                 122
 Contract Owner Withdrawals                                                        (433)                (168)                (95)
 Net Transfers In (Out) (Note 3)                                                   (305)              14,931              14,150
 Contract Charges (Note 6)                                                          (23)                 (16)                (10)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (624)              14,894              14,167
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             228               15,152              14,953
Net Assets, Beginning of Period                                                   4,714                    0                 760
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             4,942  $            15,152  $           15,713
                                                                    ==================== ==================== ===================

r   Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Lord Abbett          Lord Abbett             MFS
                                                                            Bond-               Mid-Cap               Core
                                                                          Debenture              Value               Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             1,561  $               337  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (311)                (788)               (245)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                    1,250                 (451)               (245)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (251)                 797               1,357
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    733                 (807)              1,302
 Capital Gain Distributions (Note 2)                                                  0                6,743                 730
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    482                6,733               3,389
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,732                6,282               3,144
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             365                  900                 239
 Contract Owner Withdrawals                                                      (1,203)              (3,236)             (1,235)
 Net Transfers In (Out) (Note 3)                                                 (1,138)              11,380              20,704
 Contract Charges (Note 6)                                                          (79)                (226)                (87)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,055)               8,818              19,621
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                            (323)              15,100              22,765
Net Assets, Beginning of Period                                                  26,208               50,786              21,861
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            25,885  $            65,886  $           44,626
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS              Oppenheimer
                                                                           Mid Cap              Research             Capital
                                                                            Growth           International        Appreciation
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $               115  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (63)                (110)                 (7)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (63)                   5                  (7)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               247                  704                   7
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (142)                 234                  37
 Capital Gain Distributions (Note 2)                                                  0                  960                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    105                1,898                  44
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           42                1,903                  37
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             163                  177                 (11)
 Contract Owner Withdrawals                                                        (168)                (854)                (32)
 Net Transfers In (Out) (Note 3)                                                   (278)               2,218                 326
 Contract Charges (Note 6)                                                          (18)                 (29)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (301)               1,512                 281
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                            (259)               3,415                 318
Net Assets, Beginning of Period                                                   5,141                6,583                 378
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             4,882  $             9,998  $              696
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer          Oppenheimer          Main Street
                                                                            Global            Main Street           Small Cap
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                60  $                39  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (150)                 (60)                (70)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (90)                 (21)                (70)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,170                   67                 (10)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (799)                 334                  29
 Capital Gain Distributions (Note 2)                                                469                  168                  56
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,840                  569                  75
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,750                  548                   5
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             234                    9                 156
 Contract Owner Withdrawals                                                        (466)                (312)               (142)
 Net Transfers In (Out) (Note 3)                                                  4,478                 (726)             (1,803)
 Contract Charges (Note 6)                                                          (45)                 (12)                (17)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,201               (1,041)             (1,806)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           5,951                 (493)             (1,801)
Net Assets, Beginning of Period                                                   6,669                4,820               2,686
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            12,620  $             4,327  $              885
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Oppenheimer             PIMCO
                                                                            Quest              Commodity              PIMCO
                                                                         Opportunity           RealReturn             Real
                                                                            Value               Strategy             Return
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                15  $               419  $               70

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (16)                (185)                (31)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                 234                  39
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (15)                 (89)                (49)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     77                 (661)                (38)
 Capital Gain Distributions (Note 2)                                                 46                    0                  17
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    108                 (750)                (70)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          107                 (516)                (31)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              42                  495                  79
 Contract Owner Withdrawals                                                         (16)                (304)               (107)
 Net Transfers In (Out) (Note 3)                                                   (267)               9,138               1,014
 Contract Charges (Note 6)                                                           (4)                 (38)                 (7)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (245)               9,291                 979
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                            (138)               8,775                 948
Net Assets, Beginning of Period                                                   1,310                7,874               1,457
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,172  $            16,649  $            2,405
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            PIMCO               Pioneer
                                                                            Total               Emerging
                                                                            Return              Markets              Pioneer
                                                                             Fund                Fund s               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             6,045  $                 3  $              272

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (1,897)                  (4)               (413)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                    4,148                   (1)               (141)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,099)                   2                 990
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,100                   73               1,000
 Capital Gain Distributions (Note 2)                                                744                   72               2,284
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                   (255)                 147               4,274
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,893                  146               4,133
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,931                  (25)                766
 Contract Owner Withdrawals                                                      (8,028)                  (3)               (870)
 Net Transfers In (Out) (Note 3)                                                 94,119                1,086              28,887
 Contract Charges (Note 6)                                                         (542)                   0                 (87)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          87,480                1,058              28,696
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          91,373                1,204              32,829
Net Assets, Beginning of Period                                                  84,695                    0              10,547
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $           176,068  $             1,204  $           43,376
                                                                    ==================== ==================== ===================

s   Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Pioneer
                                                                           Pioneer             Small Cap           Putnam Fund
                                                                          High Yield             Value             for Growth
                                                                             Fund                 Fund             and Income
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                48  $                 0  $               11

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (14)                  (8)                (13)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       34                   (8)                 (2)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (7)                   5                 106
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                   (7)                (54)
 Capital Gain Distributions (Note 2)                                                 51                   77                 101
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     48                   75                 153
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           82                   67                 151
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              28                   25                   0
 Contract Owner Withdrawals                                                         (24)                  (3)                (75)
 Net Transfers In (Out) (Note 3)                                                    706                  235                 (38)
 Contract Charges (Note 6)                                                           (3)                  (2)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             707                  255                (116)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             789                  322                  35
Net Assets, Beginning of Period                                                     686                  432                 818
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,475  $               754  $              853
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam                                  Seligman
                                                                        International            Putnam            Smaller-Cap
                                                                            Equity              Voyager               Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               162  $                 0  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (85)                 (83)                (52)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       77                  (83)                (52)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               473                  (20)                126
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    665                  (61)                312
 Capital Gain Distributions (Note 2)                                                339                    0                 335
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,477                  (81)                773
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,554                 (164)                721
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             188                   88                 101
 Contract Owner Withdrawals                                                        (315)                (471)               (170)
 Net Transfers In (Out) (Note 3)                                                    217               (6,697)              4,104
 Contract Charges (Note 6)                                                          (21)                 (18)                (19)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              69               (7,098)              4,016
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,623               (7,262)              4,737
Net Assets, Beginning of Period                                                   5,673               15,927               3,825
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             7,296  $             8,665  $            8,562
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Van Kampen
                                                                          Templeton            Templeton           Aggressive
                                                                           Foreign               Growth              Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               641  $               258  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (372)                (200)                (45)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      269                   58                 (45)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               436                  444                 231
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,563                1,344                 (89)
 Capital Gain Distributions (Note 2)                                              2,510                  878                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  4,509                2,666                 142
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,778                2,724                  97
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             590                  186                  11
 Contract Owner Withdrawals                                                      (1,119)                (742)                (81)
 Net Transfers In (Out) (Note 3)                                                  1,973               (3,702)               (217)
 Contract Charges (Note 6)                                                          (99)                 (52)                (12)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,345               (4,310)               (299)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           6,123               (1,586)               (202)
Net Assets, Beginning of Period                                                  24,502               16,836               3,362
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            30,625  $            15,250  $            3,160
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                             Divisions Investing In
                                                                    ==========================================
                                                                                               Van Kampen
                                                                          Van Kampen           Equity and
                                                                           Comstock              Income
                                                                             Fund                 Fund
                                                                    ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             1,381  $               422

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (874)                (243)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                      507                  179
                                                                    -------------------- --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               829                  516
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,523                  350
 Capital Gain Distributions (Note 2)                                              2,228                  762
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                  7,580                1,628
                                                                    -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        8,087                1,807
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             858                  364
 Contract Owner Withdrawals                                                      (3,919)                (839)
 Net Transfers In (Out) (Note 3)                                                  3,914              (11,552)
 Contract Charges (Note 6)                                                         (253)                 (57)
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             600              (12,084)
                                                                    -------------------- --------------------
Total Increase (Decrease) in Net Assets                                           8,687              (10,277)
Net Assets, Beginning of Period                                                  38,618               20,785
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $            47,305  $            10,508
                                                                    ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock                                 BlackRock
                                                                            Basic              BlackRock           Fundamental
                                                                            Value                 Bond                Growth
                                                                            Fund a               Fund b              Fund c
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               245  $             2,608  $               82

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (252)                (911)               (151)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (7)               1,697                 (69)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               513                 (190)                105
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (975)                (490)                862
 Capital Gain Distributions (Note 2)                                                939                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    477                 (680)                967
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          470                1,017                 898
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             165                1,439                 206
 Contract Owner Withdrawals                                                        (352)              (3,887)               (253)
 Net Transfers In (Out) (Note 3)                                                    786               10,893                 206
 Contract Charges (Note 6)                                                          (65)                (254)                (42)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             534                8,191                 117
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,004                9,208               1,015
Net Assets, Beginning of Period                                                  19,014               31,667              11,404
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            20,018  $            40,875  $           12,419
                                                                    ==================== ==================== ===================

a  Formerly Merrill Lynch Basic Value Fund.  Change effective September 30, 2006.
b  Formerly Merrill Lynch Core Bond Portfolio.  Change effective September 30, 2006.
c  Formerly Merrill Lynch Fundamental Growth Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                           Global                Global           International
                                                                          Allocation            SmallCap              Index
                                                                            Fund d               Fund e              Fund f
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $             1,943  $                 0  $                6

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (1,307)                  (9)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      636                   (9)                  3
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             5,828                   40                   2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,007)                  13                  37
 Capital Gain Distributions (Note 2)                                              4,449                   86                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  8,270                  139                  39
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        8,906                  130                  42
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,865                  188                  12
 Contract Owner Withdrawals                                                      (2,691)                 (11)                 (3)
 Net Transfers In (Out) (Note 3)                                                (17,817)               1,283                 452
 Contract Charges (Note 6)                                                         (331)                  (1)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (17,974)               1,459                 460
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (9,068)               1,589                 502
Net Assets, Beginning of Period                                                 111,319                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $           102,251  $             1,589  $              502
                                                                    ==================== ==================== ===================

d  Formerly Merrill Lynch Global Allocation Fund.  Change effective September 30, 2006.
e  Formerly Merrill Lynch Global SmallCap Fund.  Change effective September 30, 2006.
f  Formerly Merrill Lynch International Index Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock
                                                                            Large                Large              BlackRock
                                                                             Cap                  Cap               Large Cap
                                                                             Core                Growth               Value
                                                                            Fund g               Fund h              Fund i
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (12)                  (6)                (32)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (12)                  (6)                (32)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 7                    2                   7
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     18                   87                (224)
 Capital Gain Distributions (Note 2)                                                127                    0                 399
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    152                   89                 182
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          140                   83                 150
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             129                    0                  82
 Contract Owner Withdrawals                                                          (9)                   0                 (11)
 Net Transfers In (Out) (Note 3)                                                  2,095                  955               9,119
 Contract Charges (Note 6)                                                           (3)                  (3)                 (6)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,212                  952               9,184
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           2,352                1,035               9,334
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,352  $             1,035  $            9,334
                                                                    ==================== ==================== ===================

g  Formerly Merrill Lynch Large Cap Core Fund.  Change effective September 30, 2006.
h  Formerly Merrill Lynch Large Cap Growth Fund.  Change effective September 30, 2006.
i  Formerly Merrill Lynch Large Cap Value Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock          Merrill Lynch          BlackRock
                                                                          Short Term             Ready               S&P 500
                                                                             Bond                Assets               Index
                                                                            Fund j               Trust               Fund k
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:                                                  $                61  $               552  $              516
 Ordinary Dividends (Note 2)

Investment Expenses:                                                                (28)                (291)               (285)
 Asset-Based Insurance Charges (Note 6)                             -------------------- -------------------- -------------------
                                                                                     33                  261                 231
  Net Investment Income (Loss)                                      -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  On Investments:                                                                    (5)                   0               1,497
 Net Realized Gains (Losses) (Note 2)
 Net Change In Unrealized Appreciation                                              (27)                   0                (807)
  (Depreciation) During the Year                                                      0                    0                   0
 Capital Gain Distributions (Note 2)                                -------------------- -------------------- -------------------
                                                                                    (32)                   0                 690
  Net Gain (Loss) on Investments                                    -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets                                                 1                  261                 921
 Resulting from Operations                                          -------------------- -------------------- -------------------

Contract Transactions:                                                              124              298,265                 447
 Premiums Received from Contract Owners                                             (15)              (3,618)               (680)
 Contract Owner Withdrawals                                                       4,320             (285,387)              5,378
 Net Transfers In (Out) (Note 3)                                                    (12)                 (70)                (73)
 Contract Charges (Note 6)                                          -------------------- -------------------- -------------------

  Net Increase (Decrease) in Net Assets                                           4,417                9,190               5,072
   Resulting from Contract Transactions                             -------------------- -------------------- -------------------
                                                                                  4,418                9,451               5,993
Total Increase (Decrease) in Net Assets                                               0               22,817              14,499
Net Assets, Beginning of Period                                     -------------------- -------------------- -------------------
                                                                    $             4,418  $            32,268  $           20,492
Net Assets, End of Period                                           ==================== ==================== ===================


j  Formerly Merrill Lynch Low Duration Fund.  Change effective September 30, 2006.
k  Formerly Merrill Lynch S&P Index 500 Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          Small Cap            Government             Value
                                                                            Index                Income           Opportunities
                                                                            Fund l           Portfolio m,n           Fund o
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:                                                  $                 1  $             1,008  $                0
 Ordinary Dividends (Note 2)

Investment Expenses:                                                                 (1)                (368)               (243)
 Asset-Based Insurance Charges (Note 6)                             -------------------- -------------------- -------------------
                                                                                      0                  640                (243)
  Net Investment Income (Loss)                                      -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  On Investments:                                                                     0                 (467)                395
 Net Realized Gains (Losses) (Note 2)
 Net Change In Unrealized Appreciation                                                4                 (215)             (1,707)
  (Depreciation) During the Year                                                      2                   22               3,108
 Capital Gain Distributions (Note 2)                                -------------------- -------------------- -------------------
                                                                                      6                 (660)              1,796
  Net Gain (Loss) on Investments                                    -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets                                                 6                  (20)              1,553
 Resulting from Operations                                          -------------------- -------------------- -------------------

Contract Transactions:                                                                2                  630                 282
 Premiums Received from Contract Owners                                               0               (1,134)               (503)
 Contract Owner Withdrawals                                                         107              (18,239)              4,032
 Net Transfers In (Out) (Note 3)                                                      0                  (85)                (76)
 Contract Charges (Note 6)                                          -------------------- -------------------- -------------------

  Net Increase (Decrease) in Net Assets                                             109              (18,828)              3,735
   Resulting from Contract Transactions                             -------------------- -------------------- -------------------
                                                                                    115              (18,848)              5,288
Total Increase (Decrease) in Net Assets                                               0               25,659              17,567
Net Assets, Beginning of Period                                     -------------------- -------------------- -------------------
                                                                    $               115  $             6,811  $           22,855
Net Assets, End of Period                                           ==================== ==================== ===================

l  Formerly Merrill Lynch Small Cap Index Fund.  Change effective September 30, 2006.
m  Formerly Merrill Lynch U.S. Government Fund.  Change effective September 30, 2006.
n  Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.
o  Formerly Merrill Lynch Value Opportunities Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM                                      AIM
                                                                            Basic                 AIM                Mid Cap
                                                                            Value            Constellation        Core Equity
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $                 0  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                     (1)                 (19)                 (3)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                              (1)                 (19)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                                3                   48                   1
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                10                   85                 (13)
 Net Change In Unrealized Appreciation                                                0                    0                  35
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                 13                  133                  23
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                     12                  114                  20
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                      4                  102                   3
Contract Transactions:                                                               (1)                 (38)                  0
 Premiums Received from Contract Owners                                             258                   21                 536
 Contract Owner Withdrawals                                                           0                   (5)                 (2)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                    261                   80                 537
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                             273                  194                 557
                                                                                      0                1,403                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $               273  $             1,597  $              557
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM
                                                                           Premier         AllianceBernstein    AllianceBernstein
                                                                            Equity          Growth & Income     Large Cap Growth
                                                                            Fund p                Fund                Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income:                                                  $                 1  $                 9  $                0
 Ordinary Dividends (Note 2)

Investment Expenses:                                                                 (6)                 (47)                (44)
 Asset-Based Insurance Charges (Note 6)                             -------------------- -------------------- -------------------
                                                                                     (5)                 (38)                (44)
  Net Investment Income (Loss)                                      -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  On Investments:                                                                    49                  251                 116
 Net Realized Gains (Losses) (Note 2)
 Net Change In Unrealized Appreciation                                              (20)                (162)                464
  (Depreciation) During the Year                                                      0                    0                   0
 Capital Gain Distributions (Note 2)                                -------------------- -------------------- -------------------
                                                                                     29                   89                 580
  Net Gain (Loss) on Investments                                    -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets                                                24                   51                 536
 Resulting from Operations                                          -------------------- -------------------- -------------------

Contract Transactions:                                                                8                   51                  53
 Premiums Received from Contract Owners                                             (23)                (128)                (44)
 Contract Owner Withdrawals                                                         114               20,027               3,703
 Net Transfers In (Out) (Note 3)                                                     (3)                 (29)                (13)
 Contract Charges (Note 6)                                          -------------------- -------------------- -------------------

  Net Increase (Decrease) in Net Assets                                              96               19,921               3,699
   Resulting from Contract Transactions                             -------------------- -------------------- -------------------
                                                                                    120               19,972               4,235
Total Increase (Decrease) in Net Assets                                             395                3,518               2,323
Net Assets, Beginning of Period                                     -------------------- -------------------- -------------------
                                                                    $               515  $            23,490  $            6,558
Net Assets, End of Period                                           ==================== ==================== ===================

p  Effective April 10, 2006, Aim Premier Equity Fund merged with Aim Charter Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                      AllianceBernstein                             Allianz
                                                                       Small/Mid Cap       AllianceBernstein      NFJ Small-Cap
                                                                             Value               Value                Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $              692

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (54)                   0                (516)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (54)                   2                 176
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                22                    0               1,783
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (765)                  (7)             (1,374)
 Capital Gain Distributions (Note 2)                                              1,106                    7               3,055
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    363                    0               3,464
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          309                    2               3,640
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             205                    0               1,034
 Contract Owner Withdrawals                                                         (17)                   0              (1,306)
 Net Transfers In (Out) (Note 3)                                                  9,766                  124               4,168
 Contract Charges (Note 6)                                                          (21)                  (1)               (143)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           9,933                  123               3,753
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          10,242                  125               7,393
Net Assets, Beginning of Period                                                       0                    0              36,806
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            10,242  $               125  $           44,199
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                            American Century
                                                                           Allianz              Equity          American Century
                                                                       OCC Renaissance          Income               Ultra
                                                                             Fund                Fund                 Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $               957  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                   (121)                (711)                 (1)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                            (121)                 246                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                              114                  222                   0
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,015)                (921)                  9
 Net Change In Unrealized Appreciation                                            1,465                  992                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                               (436)                 293                   9
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                   (557)                 539                   8
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    225                1,445                   1
Contract Transactions:                                                             (225)              (2,149)                  0
 Premiums Received from Contract Owners                                            (742)             (46,320)                183
 Contract Owner Withdrawals                                                         (33)                (155)                 (1)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                   (775)             (47,179)                183
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          (1,332)             (46,640)                191
                                                                                 10,478               55,179                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             9,146  $             8,539  $              191
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        American Funds       American Funds      American Funds
                                                                          Bond Fund           Growth Fund         Income Fund
                                                                          of America           of America          of America
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $             3,678  $             1,694  $            3,926
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                   (912)              (3,085)             (1,312)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                           2,766               (1,391)              2,614
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                             (160)              12,195               2,417
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,390)              17,860              (5,268)
 Net Change In Unrealized Appreciation                                                0                1,997               2,563
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                             (2,550)              32,052                (288)
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    216               30,661               2,326
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                  1,727                6,306               2,400
Contract Transactions:                                                           (2,503)              (7,030)             (3,161)
 Premiums Received from Contract Owners                                          47,959               21,135              66,473
 Contract Owner Withdrawals                                                        (296)                (881)               (412)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 46,887               19,530              65,300
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          47,103               50,191              67,626
                                                                                 65,131              205,432              75,755
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $           112,234  $           255,623  $          143,381
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                        American Funds       American Funds
                                                                          Investment          EuroPacific        Cohen & Steers
                                                                           Company              Growth            Realty Income
                                                                          of America              Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $             2,316  $               310  $              135
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                 (1,361)                 (72)                (31)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             955                  238                 104
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                            1,111                  359                  31
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,017                  639                (705)
 Net Change In Unrealized Appreciation                                            2,825                  565                 688
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                              4,953                1,563                  14
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                  5,908                1,801                 118
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                  2,553                  319                 139
Contract Transactions:                                                           (3,150)                 (18)                (10)
 Premiums Received from Contract Owners                                          10,769               13,391               5,319
 Contract Owner Withdrawals                                                        (377)                 (37)                (14)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  9,795               13,655               5,434
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          15,703               15,456               5,552
                                                                                 97,662                    0                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $           113,365  $            15,456  $            5,552
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Davis
                                                                                                New York            Delaware
                                                                          Columbia              Venture               Trend
                                                                          Acorn USA               Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $               359  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (38)                (650)               (116)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (38)                (291)               (116)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               26                3,771                 370
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               110                  710                  89
 Net Change In Unrealized Appreciation                                              261                    0                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                397                4,481                 459
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    359                4,190                 343
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    146                1,561                 185
Contract Transactions:                                                              (30)              (1,334)               (273)
 Premiums Received from Contract Owners                                           6,625               (2,043)               (209)
 Contract Owner Withdrawals                                                         (19)                (168)                (28)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  6,722               (1,984)               (325)
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                           7,081                2,206                  18
                                                                                      0               58,343               9,389
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             7,081  $            60,549  $            9,407
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Federated
                                                                           Dreyfus            Eaton Vance            Capital
                                                                         Appreciation        Floating-Rate        Appreciation
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $               151  $               105  $                1
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (56)                 (32)                 (1)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                              95                   73                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               14                    0                   0
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                   (3)                  1
 Net Change In Unrealized Appreciation                                                0                    0                   3
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                 18                   (3)                  4
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    113                   70                   4
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    245                  122                  10
Contract Transactions:                                                              (57)                 (50)                  0
 Premiums Received from Contract Owners                                          14,142                7,512                 101
 Contract Owner Withdrawals                                                         (31)                 (14)                 (1)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 14,299                7,570                 110
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          14,412                7,640                 114
                                                                                      0                    0                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $            14,412  $             7,640  $              114
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Fidelity            Fidelity
                                                                          Federated             Advisor              Advisor
                                                                           Kaufmann          Equity Growth           Mid Cap
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $                 0  $               88
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (11)                 (21)                (57)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (11)                 (21)                 31
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                                2                  150                 115
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                66                  (63)               (279)
 Net Change In Unrealized Appreciation                                               88                    0                 406
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                156                   87                 242
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    145                   66                 273
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                     62                  105                   0
Contract Transactions:                                                               (4)                 (45)               (121)
 Premiums Received from Contract Owners                                           1,562                 (181)             (1,024)
 Contract Owner Withdrawals                                                          (3)                  (8)                (14)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  1,617                 (129)             (1,159)
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                           1,762                  (63)               (886)
                                                                                      0                1,668               4,923
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             1,762  $             1,605  $            4,037
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Fidelity                                Lord Abbett
                                                                           Advisor            Lord Abbett             Bond-
                                                                           Overseas            Affiliated           Debenture
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                47  $                 6  $            1,572
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (55)                  (5)               (313)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                              (8)                   1               1,259
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               91                    0                 269
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               392                  (15)             (1,489)
 Net Change In Unrealized Appreciation                                               73                   50                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                556                   35              (1,220)
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    548                   36                  39
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    117                   23                 618
Contract Transactions:                                                              (64)                  (5)               (908)
 Premiums Received from Contract Owners                                             181                  706               2,582
 Contract Owner Withdrawals                                                         (18)                   0                 (88)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                    216                  724               2,204
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                             764                  760               2,243
                                                                                  3,950                    0              23,965
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             4,714  $               760  $           26,208
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                         Lord Abbett              MFS                 MFS
                                                                           Mid-Cap               Core                Mid Cap
                                                                            Value                Growth              Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $               209  $                 0  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                   (615)                 (33)                (59)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                            (406)                 (33)                (59)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                            1,143                   55                 110
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,150)                 111                  68
 Net Change In Unrealized Appreciation                                            3,832                    0                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                              3,825                  166                 178
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                  3,419                  133                 119
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                  1,345                   97                 181
Contract Transactions:                                                           (1,389)                 (14)                (52)
 Premiums Received from Contract Owners                                          10,555               19,173                 869
 Contract Owner Withdrawals                                                        (177)                 (26)                (18)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 10,334               19,230                 980
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          13,753               19,363               1,099
                                                                                 37,033                2,498               4,042
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $            50,786  $            21,861  $            5,141
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS              Oppenheimer
                                                                           Research             Capital            Oppenheimer
                                                                        International         Appreciation           Global
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                47  $                 2  $               42
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (70)                  (2)                (76)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (23)                   0                 (34)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                              190                    1                 286
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               151                    9                 293
 Net Change In Unrealized Appreciation                                              511                    0                 197
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                852                   10                 776
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    829                   10                 742
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    152                    7                 194
Contract Transactions:                                                              (47)                   0                (218)
 Premiums Received from Contract Owners                                           1,481                  362                 523
 Contract Owner Withdrawals                                                         (19)                  (1)                (19)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  1,567                  368                 480
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                           2,396                  378               1,222
                                                                                  4,187                    0               5,447
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             6,583  $               378  $            6,669
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                                              Oppenheimer             Quest
                                                                         Oppenheimer          Main Street          Opportunity
                                                                         Main Street           Small Cap              Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $               127  $                 0  $               64
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (87)                 (15)                (91)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                              40                  (15)                (27)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                              814                   44                (797)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (488)                 (20)                (88)
 Net Change In Unrealized Appreciation                                                0                  166               1,128
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                326                  190                 243
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    366                  175                 216
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    104                   97                 129
Contract Transactions:                                                             (315)                  (2)               (392)
 Premiums Received from Contract Owners                                              87                2,425                 190
 Contract Owner Withdrawals                                                         (22)                  (9)                (26)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                   (146)               2,511                 (99)
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                             220                2,686                 117
                                                                                  4,600                    0               1,193
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             4,820  $             2,686  $            1,310
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            PIMCO
                                                                          Commodity              PIMCO                PIMCO
                                                                          RealReturn              Real                Total
                                                                           Strategy              Return              Return
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $             1,489  $                38  $            2,214
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (55)                 (10)               (935)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                           1,434                   28               1,279
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                             (106)                   2                (595)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (797)                 (45)             (1,101)
 Net Change In Unrealized Appreciation                                               43                   19                 620
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                               (860)                 (24)             (1,076)
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    574                    4                 203
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    348                   58               2,129
Contract Transactions:                                                              (20)                  (8)             (2,357)
 Premiums Received from Contract Owners                                           6,996                1,406              (1,747)
 Contract Owner Withdrawals                                                         (24)                  (3)               (253)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                  7,300                1,453              (2,228)
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                           7,874                1,457              (2,025)
                                                                                      0                    0              86,720
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             7,874  $             1,457  $           84,695
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                     Pioneer
                                                                                                Pioneer             Small Cap
                                                                           Pioneer             High Yield             Value
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                43  $                16  $                0
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (60)                  (4)                 (3)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (17)                  12                  (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               37                   (1)                  0
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               344                  (29)                 (8)
 Net Change In Unrealized Appreciation                                               29                   31                  41
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                410                    1                  33
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    393                   13                  30
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    319                   34                   6
Contract Transactions:                                                              (22)                  (3)                  0
 Premiums Received from Contract Owners                                           9,886                  643                 396
 Contract Owner Withdrawals                                                         (29)                  (1)                  0
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 10,154                  673                 402
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          10,547                  686                 432
                                                                                      0                    0                   0
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $            10,547  $               686  $              432
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 Putnam
                                                                         Putnam Fund         International           Putnam
                                                                         for Growth              Equity             Voyager
                                                                         and Income               Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                12  $               116  $                5
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (11)                 (66)                (10)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                               1                   50                  (5)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               69                  212                  31
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (53)                 309                  (1)
 Net Change In Unrealized Appreciation                                               16                    0                   0
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                 32                  521                  30
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                     33                  571                  25
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                      4                  220                   9
Contract Transactions:                                                              (16)                (121)               (168)
 Premiums Received from Contract Owners                                             (24)                 379              15,194
 Contract Owner Withdrawals                                                          (3)                 (17)                (16)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                    (39)                 461              15,019
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                              (6)               1,032              15,044
                                                                                    824                4,641                 883
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $               818  $             5,673  $           15,927
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                         Smaller-Cap           Templeton            Templeton
                                                                            Value               Foreign              Growth
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $               380  $              264
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (84)                (319)               (219)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (84)                  61                  45
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                              212                1,975               1,235
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (671)              (1,260)               (594)
 Net Change In Unrealized Appreciation                                              103                1,216                 868
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                               (356)               1,931               1,509
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                   (440)               1,992               1,554
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                    247                  837                 626
Contract Transactions:                                                             (135)                (588)               (472)
 Premiums Received from Contract Owners                                          (2,800)              (8,797)              3,174
 Contract Owner Withdrawals                                                         (20)                 (77)                (66)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                 (2,708)              (8,625)              3,262
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                          (3,148)              (6,633)              4,816
                                                                                  6,973               31,135              12,020
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             3,825  $            24,502  $           16,836
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ===================

(In thousands)
                                                                    $                 0  $               559  $              294
Investment Income:
 Ordinary Dividends (Note 2)
                                                                                    (37)                (397)               (184)
Investment Expenses:                                                -------------------- -------------------- -------------------
 Asset-Based Insurance Charges (Note 6)                                             (37)                 162                 110
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)

Realized and Unrealized Gains (Losses)                                               54                1,487               1,007
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               260               (3,301)             (1,108)
 Net Change In Unrealized Appreciation                                                0                3,629                 845
  (Depreciation) During the Year                                    -------------------- -------------------- -------------------
 Capital Gain Distributions (Note 2)                                                314                1,815                 744
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments
                                                                                    277                1,977                 854
Net Increase (Decrease) in Net Assets                               -------------------- -------------------- -------------------
 Resulting from Operations
                                                                                     12                  996                 314
Contract Transactions:                                                              (45)                (633)               (547)
 Premiums Received from Contract Owners                                             399               22,691              11,518
 Contract Owner Withdrawals                                                         (10)                (141)                (60)
 Net Transfers In (Out) (Note 3)                                    -------------------- -------------------- -------------------
 Contract Charges (Note 6)
                                                                                    356               22,913              11,225
  Net Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
   Resulting from Contract Transactions                                             633               24,890              12,079
                                                                                  2,729               13,728               8,706
Total Increase (Decrease) in Net Assets                             -------------------- -------------------- -------------------
Net Assets, Beginning of Period                                     $             3,362  $            38,618  $           20,785
                                                                    ==================== ==================== ===================
Net Assets, End of Period

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

 1.ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account D ("Separate Account D"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations
   with   respect  to  certain  variable  annuity  contracts
   ("Contracts"). Separate Account D is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.
   ("Merrill   Lynch  &  Co.").   Separate  Account   D   is
   registered   as  a  unit  investment  trust   under   the
   Investment Company Act of 1940, as amended, and  consists
   of   investment  divisions  that  support   two   annuity
   contracts - IRA Annuity and the Investor Choice Annuity IRA Series (available for sale effective March 4, 2005). Only investment divisions with balances at December 31, 2006 appear in the Statements of Assets and Liabilities
   and   only  investment  divisions  with  activity  during
   the years ended December 31, 2006 or 2005 are shown in the Statements of Operations and Changes in Net Assets. The investment divisions are as follows:
   BlackRock Basic Value Fund
   BlackRock Bond Fund
   BlackRock Fundamental Growth Fund
   BlackRock Global Allocation Fund
   BlackRock Global SmallCap Fund
   BlackRock Government Income Portfolio
   BlackRock International Index Fund
   BlackRock Large Cap Core Fund
   BlackRock Large Cap Growth Fund
   BlackRock Large Cap Value Fund
   BlackRock Short Term Bond Fund
   Merrill Lynch Ready Assets Trust
   BlackRock S&P 500 Index Fund
   BlackRock Small Cap Index Fund
   BlackRock U.S. Government Fund
   BlackRock Value Opportunities Fund
   AIM Basic Value Fund
   AIM Charter Fund
   AIM Constellation Fund
   AIM Mid Cap Core Equity Fund
   AIM Premier Equity Fund
   AllianceBernstein Growth & Income Fund
   AllianceBernstein Large Cap Growth Fund
   AllianceBernstein Small/Mid Cap Value Fund
   AllianceBernstein Value Fund
   Allianz NFJ Small-Cap Value Fund
   Allianz OCC Renassiance Fund
   American Century Equity Income Fund
   American Century Ultra Fund
   American Funds Bond Fund of America
   American Funds Growth Fund of America
   American Funds Income Fund of America
   American Funds Investment Company of America
   American Funds EuroPacific Growth Fund
   Cohen & Steers Realty Income Fund
   Columbia Acorn USA
   Columbia Marsico Growth Fund
   Davis New York Venture Fund
   Delaware Trend Fund
   Dreyfus Appreciation Fund
   Eaton Vance Floating-Rate Fund
   Federated Capital Appreciation Fund
   Federated Kaufmann Fund
   Fidelity Advisor Equity Growth Fund
   Fidelity Advisor Mid Cap Fund
   Fidelity Advisor Overseas Fund
   JP Morgan Multi-Cap Market Neutral Portfolio
   Lord Abbett Affiliated Fund
   Lord Abbett Bond-Debenture Fund
   Lord Abbett Mid-Cap Value Fund
   MFS Core Growth Fund
   MFS Mid Cap Growth Fund
   MFS Research International Fund
   Oppenheimer Capital Appreciation Fund
   Oppenheimer Global Fund
   Oppenheimer Main Street Fund
   Oppenheimer Main Street Small Cap Fund
   Oppenheimer Quest Opportunity Value Fund
   PIMCO CommodityRealReturn Strategy Fund
   PIMCO Real Return Fund
   PIMCO Total Return Fund
   Pioneer Emerging Markets Fund
   Pioneer Fund
   Pioneer High Yield Fund
   Pioneer Small Cap Value Fund
   Putnam Fund for Growth and Income
   Putnam International Equity Fund
   Putnam Voyager Fund
   Seligman Smaller-Cap Value Fund
   Templeton Foreign Fund
   Templeton Growth Fund
   Van Kampen Aggressive Growth Fund
   Van Kampen Comstock Fund
   Van Kampen Equity & Income Fund

   The assets of Separate Account D are registered in the name of Merrill Lynch Life. The portion of Separate Account D's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisor Fund Asset Management, L.P. merged into investment advisor BlackRock Advisors LLC.

 2.SIGNIFICANT ACCOUNTING POLICIES

   The Financial Statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial
   Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

   The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
   - Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.
   - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
   - Realized gains and losses on the sales of investments are computed on the first in first out basis.
   - All premiums and contract owner withdrawals are applied as described in the prospectus.
   - Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  change in net assets accumulated in Separate Account
   D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

   The operations of Separate Account D are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.

 3.NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account D investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The  cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:
follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  BlackRock Basic Value Fund                                         $            4,783  $             3,320
  BlackRock Bond Fund                                                            15,790               46,349
  BlackRock Fundamental Growth Fund                                               9,722                8,974
  BlackRock Global Allocation Fund                                               29,821               51,998
  BlackRock Global SmallCap Fund                                                  1,972                  385
  BlackRock Government Income Portfolio                                          62,117                  298
  BlackRock International Index Fund                                              1,744                  201
  BlackRock Large Cap Core Fund                                                   3,842                  629
  BlackRock Large Cap Growth Fund                                                   908                  256
  BlackRock Large Cap Value Fund                                                 18,468               23,579
  BlackRock Short Term Bond Fund                                                 15,415               17,839
  Merrill Lynch Ready Assets Trust                                              126,507              108,424
  BlackRock S&P 500 Index Fund                                                   30,080               18,995
  BlackRock Small Cap Index Fund                                                    209                   27
  BlackRock U.S. Government Fund                                                 28,662               35,805
  BlackRock Value Opportunities Fund                                             15,904               10,305
  AIM Basic Value Fund                                                              198                   59
  AIM Charter Fund                                                                  563                  160
  AIM Constellation Fund                                                            216                  166
  AIM Mid Cap Core Equity Fund                                                      510                   53
  AIM Premier Equity Fund                                                            11                  547
  AllianceBernstein Growth & Income Fund                                         23,516               27,729
  AllianceBernstein Large Cap Growth Fund                                        23,783               25,644
  AllianceBernstein Small/Mid Cap Value Fund                                     21,467                8,127
  AllianceBernstein Value Fund                                                      472                   19
  Allianz NFJ Small-Cap Value Fund                                                8,980               15,405
  Allianz OCC Renassiance Fund                                                    2,370                2,574
  American Century Equity Income Fund                                            41,263                2,616
  American Century Ultra Fund                                                       118                   83
  American Funds Bond Fund of America                                            58,004               82,392
  American Funds Growth Fund of America                                          69,980               76,333
  American Funds Income Fund of America                                          40,481               93,373
  American Funds Investment Company of America                                   17,971               15,600
  American Funds EuroPacific Growth Fund                                         38,943                4,998
  Cohen & Steers Realty Income Fund                                              10,064                1,653
  Columbia Acorn USA                                                             18,186                  966
  Columbia Marsico Growth Fund                                                    1,420                   49
  Davis New York Venture Fund                                                   121,294               57,135
  Delaware Trend Fund                                                             3,193                2,157



(In thousands)

                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  Dreyfus Appreciation Fund                                         $            27,070  $            18,657
  Eaton Vance Floating-Rate Fund                                                 20,218                5,566
  Federated Capital Appreciation Fund                                               124                   30
  Federated Kaufmann Fund                                                         1,979                  211
  Fidelity Advisor Equity Growth Fund                                               471                  662
  Fidelity Advisor Mid Cap Fund                                                     393                  494
  Fidelity Advisor Overseas Fund                                                  5,879                6,299
  JP Morgan Multi-Cap Market Neutral Portfolio                                   15,387                  179
  Lord Abbett Affiliated Fund                                                    15,326                  246
  Lord Abbett Bond-Debenture Fund                                                 9,921               10,725
  Lord Abbett Mid-Cap Value Fund                                                 23,366                8,254
  MFS Core Growth Fund                                                          42,062               21,957
  MFS Mid Cap Growth Fund                                                          757                1,121
  MFS Research International Fund                                                4,896                2,419
  Oppenheimer Capital Appreciation Fund                                             404                  129
  Oppenheimer Global Fund                                                        21,513               16,933
  Oppenheimer Main Street Fund                                                      477                1,371
  Oppenheimer Main Street Small Cap Fund                                          9,023               10,843
  Oppenheimer Quest Opportunity Value Fund                                          116                  317
  PIMCO CommodityRealReturn Strategy Fund                                        10,537                1,012
  PIMCO Real Return Fund                                                          1,848                  813
  PIMCO Total Return Fund                                                       150,461               58,088
  Pioneer Emerging Markets Fund                                                   1,194                   65
  Pioneer Fund                                                                   38,884                8,047
  Pioneer High Yield Fund                                                           987                  194
  Pioneer Small Cap Value Fund                                                      428                  104
  Putnam Fund for Growth and Income                                                 934                  951
  Putnam International Equity Fund                                                1,671                1,187
  Putnam Voyager Fund                                                             8,053               15,234
  Seligman Smaller-Cap Value Fund                                                 5,157                  859
  Templeton Foreign Fund                                                          8,536                4,412
  Templeton Growth Fund                                                           5,899                9,272
  Van Kampen Aggressive Growth Fund                                                 487                  830
  Van Kampen Comstock Fund                                                       79,662               76,326
  Van Kampen Equity & Income Fund                                                 2,234               13,377
                                                                    -------------------- --------------------
                                                                    $         1,385,301  $         1,042,406
                                                                    ==================== ====================

5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
-------------------------
The  investment  income  ratio  represents  the  dividends, excluding  distributions  of capital gains, received  by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios  exclude  those expenses, such as mortality and  expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the  timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
-------------------------
The expense ratio represents the annualized contract expenses of the separate accounts,consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.  Charges  made directly to  contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded.
Total returns:
-------------------------
The total return  include changes in the value of the underlying  mutual fund, which  includes expenses assessed through the  reduction  of unit  values. These  returns  do not include any expenses  assessed through the  redemption of units.
Investment  divisions  with a date notation indicate  the effective date  of that  investment  division in the  separate account.  The total  return is calculated for the  period indicated  or  from  the  effective date  through  the  end of the reporting period. As the total return is represented as a range of  minimum  and maximum values based on the product grouping  represented in the minimum and maximum  expense ratio amounts, some individual contract returns are not within the ranges presented.

(In thousands, except unit values)

BlackRock Basic Value Fund
----------------------------------------
                                                                      Investment            Expense                Total
                                        Unit Value     Net Assets       Income               Ratio                 Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,246  $     13.25 $     19.33 $       23,123           1.44%       1.25%       1.65%      20.31%      20.79%
     2005            1,275        11.01       16.00         20,018           1.26        1.25        1.65        1.86        2.26
     2004            1,215        15.65       15.65         19,014           1.47        1.30        1.30        8.71        8.71
     2003              772        14.39       14.39         11,105           1.94        1.30        1.30       30.68       30.68
     2002               78        11.01       11.01            859           5.20        1.30        1.30       10.03       10.03

BlackRock Bond Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              904  $     10.29 $     11.13 $        9,846           4.31%       1.25%       1.65%       2.13%       2.54%
     2005            3,772        10.07 $     10.85         40,875           3.69        1.25        1.65        0.06        0.46
     2004            2,931        10.80       10.80         31,667           3.37        1.30        1.30        2.69        2.69
     2003            1,529        10.52       10.52         16,082           3.10        1.30        1.30        3.16        3.16
     2002              112        10.19       10.19          1,143           5.20        1.30        1.30        1.89        1.89



BlackRock Fundamental Growth Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income                Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              974  $     11.82 $     14.53 $       13,816           0.00%       1.25%       1.65%       1.99%       2.40%
     2005              887        11.58       14.19         12,419           0.71        1.25        1.65        7.21        7.64
     2004              865        13.18       13.18         11,404           0.00        1.30        1.30        5.11        5.11
     2003              603        12.53       12.53          7,561           0.00        1.30        1.30       26.26       26.26
     2002               79         9.92        9.92            789           0.00        1.30        1.30       -0.79       -0.79

BlackRock Global Allocation Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income                Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            4,869  $     13.50 $     20.76 $       87,633           1.93%       1.25%       1.65%      14.00%      14.45%
     2005            5,915        11.83       18.14        102,251           1.94        1.25        1.65        8.48        8.91
     2004            6,684        16.65       16.65        111,319           2.48        1.30        1.30       12.76       12.76
     2003            3,198        14.76       14.76         47,214           6.98        1.30        1.30       34.18       34.18
     2002               63        11.00       11.00            691          15.60        1.30        1.30        9.97        9.97

BlackRock Global SmallCap Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income                Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              223  $     14.60 $     14.73 $        3,267           0.00%       1.25%       1.65%      16.19%      16.66%
     2005              126        12.56       12.62          1,589           0.00        1.25        1.65        7.74        8.10

BlackRock Government Income Portfolio
----------------------------------------
                                                                     Investment              Expense                Total
                                        Unit Value     Net Assets       Income                Ratio                 Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            5,964  $     10.37 $     10.39 $       61,936           4.52%       1.25%       1.65%       1.40%       1.80%

BlackRock International Index Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              144  $     15.73 $     15.87 $        2,274           3.72%       1.25%       1.65%      23.65%      24.15%
     2005               39        12.72       12.78            502           3.15        1.25        1.65        7.47        7.83



BlackRock Large Cap Core Fund
----------------------------------------
                                                                     Investment             Expense                 Total
December 31,                            Unit Value     Net Assets       Income               Ratio                  Return
                Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              422  $     13.77 $     13.90 $        5,825           0.00%       1.25%       1.65%      10.90%      11.34%
     2005              189        12.41       12.48          2,352           0.00        1.25        1.65        7.16        7.51

BlackRock Large Cap Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              137  $     12.80 $     12.91 $        1,767           0.00%       1.25%       1.65%       4.69%       5.11%
     2005               85        12.22       12.28          1,035           0.00        1.25        1.65        9.07        9.43

BlackRock Large Cap Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              383  $     14.22 $     14.34 $        5,458           0.03%       1.25%       1.65%      13.84%      14.30%
     2005              746        12.48       12.54          9,334           0.00        1.25        1.65        6.87        7.23

BlackRock Short Term Bond Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              204  $     10.20 $     10.29 $        2,087           3.63%       1.25%       1.65%       2.27%       2.67%
     2005              443         9.96       10.01          4,418           3.22        1.25        1.65       -0.07        0.26

Merrill Lynch Ready Assets Trust
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            4,871  $     10.32 $     10.46 $       50,351           4.35%       1.25%       1.65%       2.67%       3.08%
     2005            3,218        10.01       10.14         32,268           2.51        1.25        1.65        0.89        1.29
     2004            2,308         9.89        9.89         22,817           0.78        1.30        1.30       -0.51       -0.51
     2003            4,362         9.93        9.93         43,328           0.63        1.30        1.30       -0.65       -0.65
     2002            1,481        10.00       10.00         14,805           1.04        1.30        1.30        0.06        0.06


BlackRock S&P 500 Index Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,115  $     12.64 $     16.96 $       34,014           1.14%       1.25%       1.65%      13.24%      13.70%
     2005            1,471        11.15       14.92         20,492           2.37        1.25        1.65        2.63        3.04
     2004            1,002        14.48       14.48         14,499           0.44        1.30        1.30        8.76        8.76
     2003            4,440        13.31       13.31         59,076           2.08        1.30        1.30       26.33       26.33
     2002              323        10.53       10.53          3,404          11.27        1.30        1.30        5.27        5.27



BlackRock Small Cap Index Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               23  $     13.34 $     13.46 $          306           0.00%       1.25%       1.65%      15.18%      15.64%
     2005               10        11.58       11.64            115           1.02        1.25        1.65        3.45        3.79


BlackRock U.S. Government Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006                                                     Division was not available
     2005              655  $     10.06 $     10.41 $        6,811           3.46%       1.25%       1.65%       0.01%       0.41%
     2004            2,475        10.37       10.37         25,659           2.82        1.30        1.30        1.77        1.77
     2003            4,739        10.19       10.19         48,267           3.21        1.30        1.30        0.92        0.92
     2002              815        10.09       10.09          8,227           2.93        1.30        1.30        0.87        0.87

BlackRock Value Opportunities Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,300  $     13.12 $     21.11 $       26,992           0.00%       1.25%       1.65%      10.23%      10.67%
     2005            1,212        11.90       19.08         22,855           0.00        1.25        1.65        7.96        8.39
     2004              998        17.60       17.60         17,567           0.00        1.30        1.30       12.54       12.54
     2003              724        15.63       15.63         11,313           0.00        1.30        1.30       39.78       39.78
     2002               87        11.18       11.18            971           0.00        1.30        1.30       11.77       11.77



AIM Basic Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               33  $     12.77 $     12.89 $          433           0.08%       1.25%       1.65%      11.27%      11.71%
     2005               24        11.47       11.53            273           0.00        1.25        1.65        1.81        2.15

AIM Charter Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
December 31,    Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               40  $     11.06 $     11.06 $          440           0.98%       1.30%       1.30%      14.74%      14.74%

AIM Constellation Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              113  $     15.35 $     15.35 $        1,735           0.00%       1.30%       1.30%       4.46%       4.46%
     2005              109        14.69       14.69          1,597           0.00        1.30        1.30        7.02        7.02
     2004              102        13.72       13.72          1,403           0.00        1.30        1.30        4.78        4.78
     2003               77        13.09       13.09          1,013           0.00        1.30        1.30       27.64       27.64
     2002               11        10.25       10.25            113           0.00        1.30        1.30        2.52        2.52

AIM Mid Cap Core Equity Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                   Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               75  $     12.45 $     12.56 $          928           0.82%       1.25%       1.65%       9.24%       9.67%
     2005               49        11.39       11.44            557           0.00        1.25        1.65        2.84        3.18

AIM Premier Equity Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006       Division was not available
     2005               37  $     13.93 $     13.93 $          515           0.28%       1.30%       1.30%       3.86%       3.86%
     2004               29        13.41       13.41            395           0.26        1.30        1.30        4.08        4.08
     2003               28        12.88       12.88            372           0.00        1.30        1.30       23.25       23.25
     2002                1        10.44       10.44             13           0.00        1.30        1.30        4.41        4.41



AllianceBernstein Growth & Income Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,086  $     18.34 $     18.34 $       19,917           0.27%       1.30%       1.30%      15.39%      15.39%
     2005            1,478        15.89       15.89         23,490           0.52        1.30        1.30        2.41        2.41
     2004              227        15.51       15.51          3,518           1.19        1.30        1.30       10.44       10.44
     2003              139        14.04       14.04          1,955           1.52        1.30        1.30       30.02       30.02
     2002               20        10.80       10.80            215           0.00        1.30        1.30        7.95        7.95

AllianceBernstein Large Cap Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              192  $     14.22 $     14.22 $        2,724           0.00%       1.30%       1.30%      -2.22%      -2.22%
     2005              451        14.54       14.54          6,558           0.00        1.30        1.30       12.64       12.64
     2004              180        12.91       12.91          2,323           0.00        1.30        1.30        6.75        6.75
     2003              188        12.09       12.09          2,267           0.00        1.30        1.30       21.09       21.09
     2002                5         9.98        9.98             49           0.00        1.30        1.30       -0.25       -0.25

AllianceBernstein Small/Mid Cap Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,777  $     13.18 $     13.30 $       23,503           1.04%       1.25%       1.65%      11.73%      12.18%
     2005              867        11.79       11.85         10,242           0.00        1.25        1.65        3.75        4.09



AllianceBernstein Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               46  $     13.44 $     13.56 $          624           2.44%       1.25%       1.65%      19.19%      19.66%
     2005               11        11.27       11.33            125           5.95        1.25        1.65        1.25        1.58

Allianz NFJ Small-Cap Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,016  $     14.13 $     21.53 $       41,281           1.96%       1.25%       1.65%      16.56%      17.03%
     2005            2,458        12.12       18.39         44,199           1.75        1.25        1.65        8.47        8.91
     2004            2,179        16.89       16.89         36,806           1.72        1.30        1.30       21.45       21.45
     2003            1,152        13.90       13.90         16,014           2.14        1.30        1.30       28.50       28.50
     2002              166        10.82       10.82          1,795          13.00        1.30        1.30        8.12        8.12

Allianz OCC Renassiance Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              397  $     11.80 $     22.60 $        8,804           0.00%       1.25%       1.65%      10.11%      10.55%
     2005              454        10.71       20.44          9,146           0.00        1.25        1.65       -5.23       -4.86
     2004              488        21.49       21.49         10,478           0.00        1.30        1.30       14.01       14.01
     2003              999        18.84       18.84         18,828           0.00        1.30        1.30       56.37       56.37
     2002               15        12.04       12.04            185           0.00        1.30        1.30       20.41       20.41

American Century Equity Income Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,813  $     12.55 $     17.16 $       47,846           2.52%       1.25%       1.65%      17.29%      17.76%
     2005              603        10.69       14.58          8,539           1.75        1.25        1.65        0.48        0.88
     2004            3,819        14.45       14.45         55,179           6.58        1.30        1.30       10.77       10.77
     2003            2,341        13.04       13.04         30,527           3.15        1.30        1.30       22.30       22.30
     2002               41        10.66       10.66            442           0.00        1.30        1.30        6.56        6.56

American Century Ultra Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               21  $     10.41 $     10.51 $          207           0.00%       1.25%       1.65%      -5.12%      -4.74%
     2005               17        10.97       11.02            191           0.00        1.25        1.65        1.86        2.20



American Funds Bond Fund of America
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            7,548  $     10.64 $     12.94 $       88,244           6.29%       1.25%       1.65%       4.13%       4.55%
     2005            9,260        10.21       12.38        112,234           5.21        1.25        1.65        0.23        0.61
     2004            5,294        12.30       12.30         65,131           4.66        1.30        1.30        4.46        4.46
     2003            1,933        11.77       11.77         22,755           4.91        1.30        1.30       10.77       10.77
     2002               62        10.63       10.63            655           3.90        1.30        1.30        6.23        6.23

American Funds Growth Fund of America
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006           15,847  $     13.39 $     18.93 $      265,483           1.15%       1.25%       1.65%       9.09%       9.53%
     2005           15,587        12.27       17.29        255,623           0.72        1.25        1.65       11.43       12.72
     2004           13,399        15.33       15.33        205,432           0.51        1.30        1.30       10.47       10.47
     2003            4,785        13.88       13.88         66,389           0.05        1.30        1.30       31.14       31.14
     2002              454        10.58       10.58          4,806           0.87        1.30        1.30        5.74        5.74

American Funds Income Fund of America
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            6,015  $     12.89 $     18.04 $      102,740           4.61%       1.25%       1.65%      18.26%      18.78%
     2005            9,610        10.90       15.18        143,381           3.81        1.25        1.65        0.14        2.07
     2004            5,095        14.87       14.87         75,755           3.69        1.30        1.30       11.48       11.48
     2003            2,007        13.33       13.33         26,758           4.74        1.30        1.30       23.67       23.67
     2002              100        10.78       10.78          1,080          15.60        1.30        1.30        7.74        7.74

American Funds Investment Company of America
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            7,382  $     12.84 $     17.46 $      123,367           2.21%       1.25%       1.65%      14.01%      14.46%
     2005            7,605        11.26       15.26        113,365           2.22        1.25        1.65        3.18        5.46
     2004            6,753        14.46       14.46         97,662           1.81        1.30        1.30        8.33        8.33
     2003            4,036        13.35       13.35         53,859           2.19        1.30        1.30       24.64       24.64
     2002              392        10.70       10.70          4,201           6.18        1.30        1.30        7.02        7.02



American Funds EuroPacific Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            3,232  $     16.15 $     16.30 $       52,390           0.00%       1.25%       1.65%      19.79%      20.27%
     2005            1,145        13.48       13.54         15,456           6.19        1.25        1.65       14.55       14.93

Cohen & Steers Realty Income Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              955  $     15.03 $     15.17 $       14,420           4.56%       1.25%       1.65%      27.73%      28.24%
     2005              471        11.76       11.82          5,552           6.42        1.25        1.65        8.17        8.53

Columbia Acorn USA
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,866  $     13.38 $     13.50 $       25,057           0.00%       1.25%       1.65%       6.13%       6.56%
     2005              561        12.60       12.67          7,081           0.00        1.25        1.65        8.56        8.92

Columbia Marsico Growth Fund
----------------------------------------
                                                                     Investment              Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                   Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              141  $     10.30 $     10.33 $        1,447           0.00%       1.25%       1.65%       2.01%       2.28%

Davis New York Venture Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            8,365  $     13.37 $     19.18 $      144,642           1.05%       1.25%       1.65%      13.19%      13.64%
     2005            3,746        11.80       16.88         60,549           0.72        1.25        1.65        8.82        9.26
     2004            3,776        15.45       15.45         58,343           1.15        1.30        1.30       10.89       10.89
     2003            1,085        13.93       13.93         15,115           1.41        1.30        1.30       30.60       30.60
     2002              111        10.66       10.66          1,185           1.95        1.30        1.30        6.59        6.59



Delaware Trend Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              571  $     12.09 $     17.69 $        9,682           0.00%       1.25%       1.65%       5.08%       5.50%
     2005              570        11.50       16.77          9,407           0.00        1.25        1.65        3.33        3.75
     2004              580        16.16       16.16          9,389           0.00        1.30        1.30       10.81       10.81
     2003              350        14.58       14.58          5,108           0.00        1.30        1.30       31.62       31.62
     2002               11        11.08       11.08            126           0.00        1.30        1.30       10.72       10.72

Dreyfus Appreciation Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,857  $     12.51 $     12.63 $       23,330           3.22%       1.25%       1.65%      14.31%      14.76%
     2005            1,314        10.94       11.00         14,412           3.92        1.25        1.65       -1.20       -0.87

Eaton Vance Floating-Rate Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,051  $     10.81 $     10.91 $       22,249           6.38%       1.25%       1.65%       4.50%       4.92%
     2005              737        10.34       10.39          7,640           4.92        1.25        1.65        2.05        2.39

Federated Capital Appreciation Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               15  $     12.44 $     12.56 $          201           1.18%       1.25%       1.65%      14.05%      14.51%
     2005               10        10.91       10.96            114           1.67        1.25        1.65       -0.99       -0.66

Federated Kaufmann Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              251  $     14.02 $     14.14 $        3,526           0.00%       1.25%       1.65%      12.65%      13.10%
     2005              141        12.44 $     12.50          1,762           0.00        1.25        1.65        9.70       10.06



Fidelity Advisor Equity Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              105  $     11.72 $     15.04 $        1,522           0.00%       1.25%       1.65%       4.75%       5.17%
     2005              115        11.18       14.30          1,605           0.00        1.25        1.65        3.61        4.02
     2004              121        13.75       13.75          1,668           0.00        1.30        1.30        1.48        1.48
     2003               77        13.54       13.54          1,046           0.00        1.30        1.30       30.33       30.33
     2002                9        10.39       10.39             92           0.00        1.30        1.30        3.83        3.83

Fidelity Advisor Mid Cap Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              192  $     21.05 $     21.05 $        4,034           0.00%       1.30%       1.30%      11.77%      11.77%
     2005              214        18.83 $     18.83          4,037           4.00        1.30        1.30        6.95        6.95
     2004              280        17.60       17.60          4,923           0.00        1.30        1.30       14.46       14.46
     2003              373        15.37       15.37          5,734           0.00        1.30        1.30       42.11       42.11
     2002               29        10.81       10.81            311           0.00        1.30        1.30        8.08        8.08

Fidelity Advisor Overseas Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              227  $     21.77 $     21.77 $        4,942           0.81%       1.30%       1.30%      17.38%      17.38%
     2005              254        18.54       18.54          4,714           2.22        1.30        1.30       12.81       12.81
     2004              240        16.43       16.43          3,950           0.24        1.30        1.30       11.50       11.50
     2003               69        14.73       14.73          1,024           2.28        1.30        1.30       42.41       42.41
     2002                1        10.34       10.34              9           0.00        1.30        1.30        3.39        3.39

JP Morgan Multi-Cap Market Neutral Portfolio
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,439  $     10.52 $     10.55 $       15,152           6.61%       1.25%       1.65%       1.75%       1.96%

Lord Abbett Affiliated Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,206  $     12.98 $     13.10 $       15,713           1.84%       1.25%       1.65%      15.63%      16.09%
     2005               68        11.22       11.27            760           1.86        1.25        1.65        0.69        1.02




Lord Abbett Bond-Debenture Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,820  $     11.21 $     14.76 $       25,885           7.23%       1.25%       1.65%       8.02%       8.46%
     2005            1,956        10.38       13.61         26,208           6.55        1.25        1.65       -0.15        0.25
     2004            1,765        13.58       13.58         23,965           6.40        1.30        1.30        7.12        7.12
     2003              840        12.67       12.67         10,637           6.50        1.30        1.30       18.69       18.69
     2002               46        10.67       10.67            491           2.60        1.30        1.30        6.68        6.68

Lord Abbett Mid-Cap Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            3,551  $     13.25 $     19.57 $       65,886           0.56%       1.25%       1.65%      10.47%      10.91%
     2005            2,983        11.99       17.64         50,786           0.44        1.25        1.65        6.35        6.77
     2004            2,241        16.52       16.52         37,033           0.51        1.30        1.30       22.45       22.45
     2003            1,105        13.49       13.49         14,910           0.79        1.30        1.30       23.29       23.29
     2002              365        10.94       10.94          3,996           0.00        1.30        1.30        9.35        9.35

MFS Core Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            3,059  $     14.59 $     14.59 $       44,626           0.00%       1.30%       1.30%       7.97%       7.97%
     2005            1,618        13.51       13.51         21,861           0.00        1.30        1.30        5.01        5.01
     2004              194        12.86       12.86          2,498           0.00        1.30        1.30        8.75        8.75
     2003              171        11.82       11.82          2,024           0.00        1.30        1.30       19.77       19.77
     2002               58         9.87        9.87            576           0.00        1.30        1.30       -1.36       -1.36

MFS Mid Cap Growth Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              289  $     16.88 $     16.88 $        4,882           0.00%       1.30%       1.30%       0.83%       0.83%
     2005              307        16.74       16.74          5,141           0.00        1.30        1.30        1.33        1.33
     2004              245        16.51       16.51          4,042           0.00        1.30        1.30       12.95       12.95
     2003              154        14.61       14.61          2,245           0.00        1.30        1.30       36.17       36.17
     2002               10        10.73       10.73            103           0.00        1.30        1.30        7.26        7.26



MFS Research International Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              429  $     23.31 $     23.31 $        9,998           1.36%       1.30%       1.30%      25.55%      25.55%
     2005              355        18.56       18.56          6,583           1.74        1.30        1.30       14.65       14.65
     2004              259        16.18       16.18          4,187           0.84        1.30        1.30       18.80       18.80
     2003              122        13.62       13.62          1,660           0.16        1.30        1.30       30.87       30.87
     2002                6        10.40       10.40             59           0.00        1.30        1.30        3.99        3.99

Oppenheimer Capital Appreciation Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               59  $     11.76 $     11.86 $          696           0.00%       1.25%       1.65%       5.70%       6.12%
     2005               34        11.12       11.17            378           1.73        1.25        1.65        3.58        3.92

Oppenheimer Global Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              571  $     22.10 $     22.10 $       12,620           0.52%       1.30%       1.30%      15.83%      15.83%
     2005              350        19.07       19.07          6,669           1.45        1.30        1.30       12.33       12.33
     2004              321        16.97       16.97          5,447           0.92        1.30        1.30       17.10       17.10
     2003              117        14.49       14.49          1,695           1.30        1.30        1.30       41.19       41.19
     2002               19        10.26       10.26            191           0.00        1.30        1.30        2.57        2.57

Oppenheimer Main Street Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              267  $     12.74 $     16.46 $        4,327           0.87%       1.25%       1.65%      12.98%      13.43%
     2005              334        11.27       14.51          4,820           1.90        1.25        1.65        3.96        4.38
     2004              331        13.90       13.90          4,600           1.33        1.30        1.30        7.94        7.94
     2003              279        12.87       12.87          3,597           0.88        1.30        1.30       25.27       25.27
     2002              209        10.27       10.27          2,143           3.25        1.30        1.30        2.69        2.69



Oppenheimer Main Street Small Cap Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               63  $     13.92 $     14.05 $          885           0.00%       1.25%       1.65%      12.72%      13.17%
     2005              217        12.34 $     12.41          2,686           0.00        1.25        1.65        7.18        7.54

Oppenheimer Quest Opportunity Value Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               80  $     14.69 $     14.69 $        1,172           1.22%       1.30%       1.30%       9.77%       9.77%
     2005               98        13.38       13.38          1,310           1.84        1.30        1.30        0.50        0.50
     2004               90        13.31       13.31          1,193           0.13        1.30        1.30        8.05        8.05
     2003               34        12.31       12.31            418           0.43        1.30        1.30       20.30       20.30
     2002               10        10.23       10.23            103           0.00        1.30        1.30        2.30        2.30

PIMCO CommodityRealReturn Strategy Fund
----------------------------------------
                                                                     Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,528  $     10.86 $     10.96 $       16,649           3.34%       1.25%       1.65%      -5.08%      -4.70%
     2005              687        11.44       11.49          7,874          39.15        1.25        1.65        8.07        8.43

PIMCO Real Return Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              237  $     10.11 $     10.20 $        2,405           3.30%       1.25%       1.65%      -1.83%      -1.44%
     2005              141        10.29       10.34          1,457           5.71        1.25        1.65        0.67        1.00



PIMCO Total Return Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006           15,971  $     10.34 $     11.38 $      176,068           4.30%       1.25%       1.65%       1.78%       2.18%
     2005            7,844        10.16       11.14         84,695           2.98        1.25        1.65        0.69        1.09
     2004            7,871        11.02       11.02         86,720           2.18        1.30        1.30        3.27        3.27
     2003            6,023        10.67       10.67         64,236           2.74        1.30        1.30        3.69        3.69
     2002              379        10.28       10.28          3,903           4.33        1.30        1.30        2.80        2.80

Pioneer Emerging Markets Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              101  $     11.90 $     11.94 $        1,204           0.98%       1.25%       1.65%       7.88%       8.17%

Pioneer Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            3,301  $     13.09 $     13.21 $       43,376           0.98%       1.25%       1.65%      14.43%      14.89%
     2005              921        11.43       11.49         10,547           1.07        1.25        1.65        2.80        3.14

Pioneer High Yield Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              130  $     11.29 $     11.39 $        1,475           5.07%       1.25%       1.65%       8.76%       9.19%
     2005               66        10.38       10.43            686           5.68        1.25        1.65       -0.52       -0.20

Pioneer Small Cap Value Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               54  $     13.86 $     13.98 $          754           0.00%       1.25%       1.65%      12.53%      12.98%
     2005               35        12.31       12.37            432           0.00        1.25        1.65        8.16        8.52



Putnam Fund for Growth and Income
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006               48  $     17.74 $     17.74 $          853           1.08%       1.30%       1.30%      14.30%      14.30%
     2005               53        15.51       15.51            818           2.70        1.30        1.30        3.76        3.76
     2004               55        14.95       14.95            824           1.30        1.30        1.30        9.50        9.50
     2003               50        13.65       13.65            684           1.95        1.30        1.30       25.54       25.54
     2002               12        10.87       10.87            130           0.00        1.30        1.30        8.63        8.63

Putnam International Equity Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              336  $     21.71 $     21.71 $        7,296           2.49%       1.30%       1.30%      26.55%      26.55%
     2005              331        17.15       17.15          5,673           4.57        1.30        1.30       11.09       11.09
     2004              301        15.43       15.43          4,641           1.75        1.30        1.30       14.69       14.69
     2003              202        13.45       13.45          2,717           3.61        1.30        1.30       26.45       26.45
     2002               16        10.63       10.63            170           0.00        1.30        1.30        6.31        6.31

Putnam Voyager Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              616  $     14.07 $     14.07 $        8,665           0.00%       1.30%       1.30%       3.84%       3.84%
     2005            1,176        13.54       13.54         15,927           1.42        1.30        1.30        4.11        4.11
     2004               68        13.00       13.00            883           0.00        1.30        1.30        3.41        3.41
     2003               58        12.57       12.57            735           0.00        1.30        1.30       23.06       23.06
     2002                5        10.21       10.21             46           0.00        1.30        1.30        2.09        2.09

Seligman Smaller-Cap Value Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              392  $     21.82 $     21.82 $        8,562           0.00%       1.30%       1.30%      19.78%      19.78%
     2005              210        18.21       18.21          3,825           0.00        1.30        1.30       -4.36       -4.36
     2004              366        19.04       19.04          6,973           2.57        1.30        1.30       18.99       18.99
     2003              543        15.99       15.99          8,685           0.00        1.30        1.30       46.99       46.99
     2002                4        10.88       10.88             38           0.00        1.30        1.30        8.74        8.74



Templeton Foreign Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            1,631  $     14.59 $     20.36 $       30,625           2.28%       1.25%       1.65%      17.92%      18.39%
     2005            1,492        12.36       17.19         24,502           1.56        1.25        1.65        8.77        9.21
     2004            1,978        15.74       15.74         31,135           2.06        1.30        1.30       16.58       16.58
     2003            1,131        13.50       13.50         15,271           0.43        1.30        1.30       28.79       28.79
     2002               32        10.48       10.48            338           0.00        1.30        1.30        4.77        4.77

Templeton Growth Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              836  $     14.25 $     20.70 $       15,250           1.76%       1.25%       1.65%      19.76%      20.24%
     2005            1,153        11.90       17.21         16,836           1.61        1.25        1.65        6.33        6.75
     2004              745        16.12       16.12         12,020           1.04        1.30        1.30       15.45       15.45
     2003              695        13.96       13.96          9,709           1.44        1.30        1.30       31.10       31.10
     2002               97        10.65       10.65          1,034           3.90        1.30        1.30        6.44        6.44

Van Kampen Aggressive Growth Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              187  $     16.94 $     16.94 $        3,160           0.00%       1.25%       1.65%       3.45%       3.45%
     2005              205        16.37       16.37          3,362           0.00        1.25        1.65        9.46        9.46
     2004              183        14.95       14.95          2,729           0.00        1.30        1.30       13.56       13.56
     2003              114        13.16       13.16          1,506           0.00        1.30        1.30       37.33       37.33
     2002                3         9.58        9.58             31           0.00        1.30        1.30       -4.21       -4.21

Van Kampen Comstock Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006            2,538  $     12.75 $     19.99 $       47,305           2.37%       1.25%       1.65%      14.11%      14.57%
     2005            2,672        11.17       17.45         38,618           1.89        1.25        1.65        2.44        2.85
     2004              809        16.96       16.96         13,728           1.40        1.30        1.30       16.01       16.01
     2003              401        14.62       14.62          5,865           1.52        1.30        1.30       29.25       29.25
     2002               17        11.31       11.31            195           0.00        1.30        1.30       13.03       13.03

Van Kampen Equity & Income Fund
----------------------------------------                             Investment             Expense                 Total
                                        Unit Value     Net Assets       Income               Ratio                  Return
 December 31,   Units (000's)  Lowest      Highest      (000's)         Ratio        Lowest      Highest     Lowest      Highest
                -------------------------------------------------------------------------------------------------------------------
     2006              633  $     16.61 $     16.61 $       10,508           2.26%       1.30%       1.30%      11.05%      11.05%
     2005            1,390        14.95       14.95         20,785           4.15        1.30        1.30        6.39        6.39
     2004              620        14.05       14.05          8,706           2.35        1.30        1.30       10.29       10.29
     2003              397        12.73       12.73          5,060           2.87        1.30        1.30       20.55       20.55
     2002              134        10.56       10.56          1,411           7.80        1.30        1.30        5.57        5.57


6.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account.  Asset-based, rider and maintenance charges are assessed through a reduction in unit value or redemption of units.

                                                           IRA Annuity
  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges               Daily - reduction of unit values        1/365 of 1.30% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only  if the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $50,000.

             Guaranteed  Minimum Income       Quarterly - redemption of units         0.50%  of the  contract  value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the  GMIB
                                                                                      benefit base as of  the last business  day of
                                                                                      each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of  the  rider. For  contracts  issued before
                                                                                      October 16, 2004, the GMIB cvharge is .40%.

             Contingent Deferred Sales        Per incident - redemption of units      7% of premium withdrawn for year 0
             Charges                                                                  6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more

             Transfer fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year.

             Redemption fee                   Per incident - redemption of units      Imposed by respective Fund Manager.



                                                    Investor Choice IRA Series
  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset Based Insurance Charges
     Investor Choice IRA Series - B Class     Daily - reduction of unit values        1/365 of 1.25% per day
     Investor Choice IRA Series - C Class     Daily - reduction of unit values        1/365 of 1.60% per day
     Investor Choice IRA Series - L Class     Daily - reduction of unit values        1/365 of 1.45% per day
     Investor Choice IRA Series - XC Class    Daily - reduction of unit values        1/365 of 1.65% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $50  at  the  end of each contract  year and
                                                                                      upon full  withdrawal only if the greater of
                                                                                      contract  value, or premium less withdrawals
                                                                                      is less  than $50,000. Charge applies to all
                                                                                      product classes.

             Guaranteed  Minimum Income       Quarterly - redemption of units         0.50%  of the  contract value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the GMIB
                                                                                      benefit base as of  the last business day of
                                                                                      each  month within  the  calendar quarter. A
                                                                                      pro rata amount of this fee upon termination
                                                                                      of  the rider. Charge applies to all product
                                                                                      classes.

             Guaranteed  Minimum Withdrawal   Quarterly - redemption of units         0.75%  of the  contract value at  the end of
             Benefit  ("GMWB")                                                        each  calendar  quarter  based  on  the GMWB
                                                                                      benefit base as of  the last business day of
                                                                                      each  month within  the  calendar quarter. A
                                                                                      pro rata amount of this fee upon termination
                                                                                      of  the rider. Charge applies to all product
                                                                                      classes.

             Guaranteed  Minimum Death        Quarterly - redemption of units         0.15%  of the  GMDB base, calculated on each
             Benefit  ("GMDB") Options                                                monthaversary.  Charges  are  deducted  each
                - Return of Premium                                                   calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

                - Maximum Anniversary Value   Quarterly - redemption of units         0.25%  of the  GMDB base, calculated on each
                  (MAV)                                                               monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

                - Roll-UP                     Quarterly - redemption of units         0.50%  of the  GMDB base, calculated on each
                  (currently not available)                                           monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

                - Greater of Maximum          Quarterly - redemption of units         0.55%  of the  GMDB base, calculated on each
                  Anniversaary Value and                                              monthaversary.  Charges  are  deducted  each
                  Roll-Up                                                             calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.



                                              Investor Choice IRA Series (Continued)
  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Contract Charges (Continued):
             Additional Death Benefit ("ADB") Quarterly - redemption of units         0.25%  of the  ADB base, calculated  on each
                                                                                      monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rata  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

             Contingent Deferred Sales        Per incident - redemption of units                            Class
             Charges                          based on oercentage of premium                      B        L         C         XC
                                              withdrawn.                              0 years     7%       6%        2%        8%
                                                                                      1 year      6%       5%        0%        8%
                                                                                      2 years     5%       4%        0%        7%
                                                                                      3 years     4%       3%        0%        7%
                                                                                      4 years     3%       0%        0%        6%
                                                                                      5 years     2%       0%        0%        6%
                                                                                      6 years     1%       0%        0%        5%
                                                                                      7 years     0%       0%        0%        4%
                                                                                      8 years     0%       0%        0%        3%
                                                                                      9 years     0%       0%        0%        0%

             Transfer fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year. Charge applies
                                                                                      to all product classes.

             Redemption fee                   Per incident - redemption of units      Imposed by respective Fund Manager
                                                                                      Charge applies to all product classes.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2006 and 2005 were as follows:


                                         BlackRock                             BlackRock          BlackRock          BlackRock
                                           Basic            BlackRock         Fundamental          Global              Global
                                           Value               Bond              Growth           Allocation          SmallCap
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                   1,215              2,931                865              6,684                  0
Activity during 2005:
     Issued                                        170              6,290                128              2,949                242
     Redeemed                                     (110)            (5,449)              (106)            (3,718)              (116)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,275              3,772                887              5,915                126
Activity during 2006:
     Issued                                        150              1,359                697              1,655                124
     Redeemed                                     (179)            (4,227)              (610)            (2,701)               (27)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,246                904                974              4,869                223
                                     ================== ================== ================== ================== ==================


                                                                               BlackRock          BlackRock
                                         BlackRock          BlackRock            Large              Large            BlackRock
                                         Government       International           Cap                Cap             Large Cap
                                           Income             Index               Core              Growth             Value
                                         Portfolio             Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                       0                  0                  0                  0                  0
Activity during 2005:
     Issued                                          0                 40                194                 86                753
     Redeemed                                        0                 (1)                (5)                (1)                (7)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     0                 39                189                 85                746
Activity during 2006:
     Issued                                      5,989                118                277                 73              1,395
     Redeemed                                      (25)               (13)               (44)               (21)            (1,758)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 5,964                144                422                137                383
                                     ================== ================== ================== ================== ==================


                                         BlackRock        Merrill Lynch        BlackRock          BlackRock          BlackRock
                                         Short Term           Ready             S&P 500           Small Cap             U.S.
                                            Bond              Assets             Index              Index            Government
                                            Fund              Trust               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                       0              2,308              1,002                  0              2,475
Activity during 2005:
     Issued                                        525             11,890              1,919                 10              1,605
     Redeemed                                      (82)           (10,980)            (1,450)                 0             (3,425)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   443              3,218              1,471                 10                655
Activity during 2006:
     Issued                                      1,512             12,216              1,880                 16              2,726
     Redeemed                                   (1,751)           (10,563)            (1,236)                (3)            (3,381)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   204              4,871              2,115                 23                  0
                                     ================== ================== ================== ================== ==================


                                         BlackRock             AIM                                                      AIM
                                           Value              Basic               AIM                AIM              Mid Cap
                                       Opportunities          Value             Charter         Constellation       Core Equity
                                            Fund               Fund              Fund                Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     998                  0                  0                102                  0
Activity during 2005:
     Issued                                        302                 30                  0                 19                 51
     Redeemed                                      (88)                (6)                 0                (12)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,212                 24                  0                109                 49
Activity during 2006:
     Issued                                        594                 14                 55                 14                 29
     Redeemed                                     (506)                (5)               (15)               (10)                (3)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,300                 33                 40                113                 75
                                     ================== ================== ================== ================== ==================


                                            AIM                                               AllianceBernstein
                                          Premier       AllianceBernstein  AllianceBernstein    Small/Mid Cap    AllianceBernstein
                                           Equity        Growth & Income    Large Cap Growth         Value             Value
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                      29                227                180                  0                  0
Activity during 2005:
     Issued                                         34              1,339                311                912                 11
     Redeemed                                      (26)               (88)               (40)               (45)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    37              1,478                451                867                 11
Activity during 2006:
     Issued                                          1              1,329              1,641              1,556                 37
     Redeemed                                      (38)            (1,721)            (1,900)              (646)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     0              1,086                192              1,777                 46
                                     ================== ================== ================== ================== ==================


                                         Allianz                            American Century
                                        NFJ Small-Cap        Allianz            Equity         American Century    American Funds
                                            Value        OCC Renaissance        Income              Ultra            Bond Fund
                                            Fund               Fund              Fund                Fund            of America
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                   2,179                488              3,819                  0              5,294
Activity during 2005:
     Issued                                        674                 83              1,433                 17              6,017
     Redeemed                                     (395)              (117)            (4,649)                 0             (2,051)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 2,458                454                603                 17              9,260
Activity during 2006:
     Issued                                        284                 62              2,369                 11              4,783
     Redeemed                                     (726)              (119)              (159)                (7)            (6,495)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 2,016                397              2,813                 21              7,548
                                     ================== ================== ================== ================== ==================


                                                                             American Funds     American Funds
                                       American Funds     American Funds       Investment        EuroPacific      Cohen & Steers
                                        Growth Fund        Income Fund          Company            Growth          Realty Income
                                         of America         of America         of America            Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                  13,399              5,095              6,753                  0                  0
Activity during 2005:
     Issued                                      4,668              5,545              1,158              1,409                494
     Redeemed                                   (2,480)            (1,030)              (306)              (264)               (23)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                15,587              9,610              7,605              1,145                471
Activity during 2006:
     Issued                                      4,564              2,177                675              2,419                603
     Redeemed                                   (4,304)            (5,772)              (898)              (332)              (119)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                15,847              6,015              7,382              3,232                955
                                     ================== ================== ================== ================== ==================


                                                            Columbia             Davis
                                                             Marsico            New York           Delaware           Dreyfus
                                         Columbia             Growth            Venture             Trend           Appreciation
                                         Acorn USA             Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                       0                  0              3,776                580                  0
Activity during 2005:
     Issued                                        587                  0              2,065                 89              1,362
     Redeemed                                      (26)                 0             (2,095)               (99)               (48)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   561                  0              3,746                570              1,314
Activity during 2006:
     Issued                                      1,376                144              7,724                120              2,216
     Redeemed                                      (71)                (3)            (3,105)              (119)            (1,673)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,866                141              8,365                571              1,857
                                     ================== ================== ================== ================== ==================


                                                            Federated                              Fidelity           Fidelity
                                        Eaton Vance          Capital           Federated           Advisor            Advisor
                                       Floating-Rate       Appreciation         Kaufmann        Equity Growth         Mid Cap
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                       0                  0                  0                121                280
Activity during 2005:
     Issued                                        767                 10                143                 57                  0
     Redeemed                                      (30)                 0                 (2)               (63)               (66)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   737                 10                141                115                214
Activity during 2006:
     Issued                                      1,829                  9                123                 34                  0
     Redeemed                                     (515)                (4)               (13)               (44)               (22)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 2,051                 15                251                105                192
                                     ================== ================== ================== ================== ==================


                                          Fidelity          JP Morgan                            Lord Abbett        Lord Abbett
                                          Advisor           Multi-Cap         Lord Abbett           Bond-             Mid-Cap
                                         Overseas         Market Neutral       Affiliated         Debenture            Value
                                            Fund            Portfolio             Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     240                  0                  0              1,765              2,241
Activity during 2005:
     Issued                                         68                  0                 68                763              1,486
     Redeemed                                      (54)                 0                  0               (572)              (744)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   254                  0                 68              1,956              2,983
Activity during 2006:
     Issued                                        286              1,454              1,157                628                991
     Redeemed                                     (313)               (15)               (19)              (764)              (423)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   227              1,439              1,206              1,820              3,551
                                     ================== ================== ================== ================== ==================


                                            MFS                MFS                MFS            Oppenheimer
                                           Core              Mid Cap            Research           Capital          Oppenheimer
                                           Growth             Growth         International       Appreciation          Global
                                           Fund                Fund              Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     194                245                259                  0                321
Activity during 2005:
     Issued                                      1,438                 87                127                 35                 64
     Redeemed                                      (14)               (25)               (31)                (1)               (35)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,618                307                355                 34                350
Activity during 2006:
     Issued                                      3,000                 47                185                 36              1,046
     Redeemed                                   (1,559)               (65)              (111)               (11)              (825)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 3,059                289                429                 59                571
                                     ================== ================== ================== ================== ==================

                                                                              Oppenheimer           PIMCO
                                                           Oppenheimer           Quest            Commodity            PIMCO
                                        Oppenheimer        Main Street        Opportunity         RealReturn            Real
                                        Main Street         Small Cap            Value             Strategy            Return
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     331                  0                 90                  0                  0
Activity during 2005:
     Issued                                        589                269              1,169              1,095                166
     Redeemed                                     (586)               (52)            (1,161)              (408)               (25)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   334                217                 98                687                141
Activity during 2006:
     Issued                                         21                682                  4                927                173
     Redeemed                                      (88)              (836)               (22)               (86)               (77)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   267                 63                 80              1,528                237
                                     ================== ================== ================== ================== ==================


                                           PIMCO             Pioneer                                                  Pioneer
                                           Total             Emerging                              Pioneer           Small Cap
                                           Return            Markets            Pioneer           High Yield           Value
                                            Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                   7,871                  0                  0                  0                  0
Activity during 2005:
     Issued                                      4,053                  0              1,031                 69                 36
     Redeemed                                   (4,080)                 0               (110)                (3)                (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 7,844                  0                921                 66                 35
Activity during 2006:
     Issued                                     13,312                107              3,021                 81                 26
     Redeemed                                   (5,185)                (6)              (641)               (17)                (7)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                15,971                101              3,301                130                 54
                                     ================== ================== ================== ================== ==================


                                                              Putnam                               Seligman
                                        Putnam Fund       International          Putnam          Smaller-Cap         Templeton
                                        for Growth            Equity            Voyager             Value             Foreign
                                        and Income             Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                      55                301                 68                366              1,978
Activity during 2005:
     Issued                                         25                 74              1,125                 94                542
     Redeemed                                      (27)               (44)               (17)              (250)            (1,028)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    53                331              1,176                210              1,492
Activity during 2006:
     Issued                                         52                 62                573                225                367
     Redeemed                                      (57)               (57)            (1,133)               (43)              (228)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    48                336                616                392              1,631
                                     ================== ================== ================== ================== ==================


                                                            Van Kampen                            Van Kampen
                                         Templeton          Aggressive         Van Kampen         Equity and
                                           Growth             Growth            Comstock            Income
                                            Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2005                     745                183                809                620
Activity during 2005:
     Issued                                      1,148                 34              3,959              1,409
     Redeemed                                     (740)               (12)            (2,096)              (639)
                                     ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,153                205              2,672              1,390
Activity during 2006:
     Issued                                        358                 29              4,415                 73
     Redeemed                                     (675)               (47)            (4,549)              (830)
                                     ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   836                187              2,538                633
                                     ================== ================== ================== ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Merrill Lynch Life Insurance Company

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."


/s/ Deloitte & Touche LLP

New York, New York
March 2, 2007

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                        DECEMBER 31,   DECEMBER 31,
(dollars in thousands)                                                      2006           2005
                                                                        ------------   ------------
ASSETS

INVESTMENTS
   Fixed maturity available-for-sale securities, at estimated fair
      value (amortized cost: 2006 - $1,586,196; 2005 - $1,900,606)       $ 1,570,383    $ 1,884,039
   Equity available-for-sale securities, at estimated fair value
      (cost: 2006 - $70,021; 2005 - $61,696)                                  72,728         64,278
   Trading account securities, at estimated fair value                            --         27,436
   Limited partnerships, at cost                                              11,417         12,195
   Policy loans on insurance contracts, at outstanding loan balances         968,874        992,143
                                                                         -----------    -----------
                                                                           2,623,402      2,980,091
                                                                         -----------    -----------
CASH AND CASH EQUIVALENTS                                                    230,586         56,319
ACCRUED INVESTMENT INCOME                                                     47,548         52,466
DEFERRED POLICY ACQUISITION COSTS                                            285,648        296,189
DEFERRED SALES INDUCEMENTS                                                    20,606          8,298
FEDERAL INCOME TAXES -- DEFERRED                                                  --          1,937
REINSURANCE RECEIVABLES                                                       10,522          9,231
AFFILIATED RECEIVABLES -- NET                                                     --          5,519
RECEIVABLES FROM SECURITIES SOLD                                              23,921            254
OTHER ASSETS                                                                  49,241         33,338
SEPARATE ACCOUNTS ASSETS                                                  11,330,397     10,917,234
                                                                         -----------    -----------
TOTAL ASSETS                                                             $14,621,871    $14,360,876
                                                                         ===========    ===========

See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                        DECEMBER 31,   DECEMBER 31,
(dollars in thousands, except common stock par value and shares)            2006           2005
                                                                        ------------   ------------
LIABILITIES
POLICYHOLDER LIABILITIES AND ACCRUALS
   Policyholder account balances                                        $ 2,047,973    $ 2,163,838
   Future policy benefits                                                   408,681        420,542
   Claims and claims settlement expenses                                     42,426         31,147
                                                                        -----------    -----------
                                                                          2,499,080      2,615,527
                                                                        -----------    -----------
OTHER POLICYHOLDER FUNDS                                                      6,973          1,948
LIABILITY FOR GUARANTY FUND ASSESSMENTS                                       6,005          6,791
FEDERAL INCOME TAXES -- CURRENT                                              16,295         17,572
FEDERAL INCOME TAXES -- DEFERRED                                              2,846             --
PAYABLES FOR SECURITIES PURCHASED                                            40,319            962
AFFILIATED PAYABLES -- NET                                                    9,982             --
UNEARNED POLICY CHARGE REVENUE                                               35,545         45,604
OTHER LIABILITIES                                                             5,393          2,405
SEPARATE ACCOUNTS LIABILITIES                                            11,330,397     10,917,234
                                                                        -----------    -----------
TOTAL LIABILITIES                                                        13,952,835     13,608,043
                                                                        -----------    -----------

STOCKHOLDER'S EQUITY
   Common stock ($10 par value; authorized: 1,000,000 shares; issued
      and outstanding: 250,000 shares)                                        2,500          2,500
   Additional paid-in capital                                               397,324        397,324
   Accumulated other comprehensive loss, net of taxes                       (10,233)       (11,699)
   Retained earnings                                                        279,445        364,708
                                                                        -----------    -----------
TOTAL STOCKHOLDER'S EQUITY                                                  669,036        752,833
                                                                        -----------    -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                              $14,621,871    $14,360,876
                                                                        ===========    ===========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                             STATEMENTS OF EARNINGS

                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                        --------------------------------
(dollars in thousands)                                                     2006       2005       2004
                                                                         --------   --------   --------
NET REVENUES
   Policy charge revenue                                                 $264,669   $304,848   $233,982
   Net investment income                                                  142,617    147,730    157,080
   Net realized investment gains                                            1,236      2,622      3,999
                                                                         --------   --------   --------
TOTAL NET REVENUES                                                        408,522    455,200    395,061
                                                                         --------   --------   --------

BENEFITS AND EXPENSES
   Interest credited to policyholder liabilities                          101,837    106,444    119,804
   Policy benefits (net of reinsurance recoveries: 2006 - $14,536;
      2005 - $17,706; 2004 - $15,903)                                      39,158     47,270     54,282
   Reinsurance premium ceded                                               26,919     26,322     25,197
   Amortization of deferred policy acquisition costs                       42,337    126,281      4,904
   Insurance expenses and taxes                                            59,248     59,396     57,560
                                                                         --------   --------   --------
TOTAL BENEFITS AND EXPENSES                                               269,499    365,713    261,747
                                                                         --------   --------   --------
EARNINGS BEFORE FEDERAL INCOME TAXES                                      139,023     89,487    133,314
                                                                         --------   --------   --------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                                 40,293     32,083     37,334
   Deferred                                                                 3,993     (9,960)     3,285
                                                                         --------   --------   --------
TOTAL FEDERAL INCOME TAX EXPENSE                                           44,286     22,123     40,619
                                                                         --------   --------   --------
EARNINGS BEFORE CHANGE IN ACCOUNTING PRINCIPLE                             94,737     67,364     92,695
                                                                         --------   --------   --------
   Change in Accounting Princple, Net of tax                                   --         --    (27,400)
                                                                         --------   --------   --------
NET EARNINGS                                                             $ 94,737   $ 67,364   $ 65,295
                                                                         ========   ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF COMPREHENSIVE INCOME

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                          --------------------------------
(dollars in thousands)                                       2006      2005       2004
                                                          --------   --------   ----------
NET EARNINGS                                               $94,737   $ 67,364   $ 65,295
                                                           -------   --------   --------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on available-for-sale
      securities:
      Net unrealized holding gains (losses) arising
         during the period                                   1,403    (48,849)   (11,852)
      Reclassification adjustment for gains included in
         net earnings                                         (524)    (2,851)    (2,562)
                                                           -------   --------   --------
                                                               879    (51,700)   (14,414)
                                                           -------   --------   --------
   Adjustments for policyholder liabilities                  1,377     11,704     19,033
   Adjustments for deferred federal income taxes              (790)    13,999     (1,526)
   Adjustments for deferred policy acquisition costs            --         --       (260)
                                                           -------   --------   --------
Total other comprehensive income (loss), net of taxes        1,466    (25,997)     2,833
                                                           -------   --------   --------
COMPREHENSIVE INCOME                                       $96,203     41,367   $ 68,128
                                                           =======   ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                  ACCUMULATED
                                                    ADDITIONAL       OTHER                       TOTAL
                                           COMMON     PAID-IN    COMPREHENSIVE    RETAINED   STOCKHOLDER'S
(dollars in thousands)                      STOCK     CAPITAL    INCOME (LOSS)    EARNINGS       EQUITY
                                           ------   ----------   -------------   ---------   -------------
BALANCE, JANUARY 1, 2004                   $2,500    $397,324      $ 11,465      $ 329,549    $ 740,838
Net earnings                                                                        65,295       65,295
Cash dividend paid to parent                                                       (97,500)     (97,500)
Other comprehensive income, net of taxes                              2,833                       2,833
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2004                  2,500     397,324        14,298        297,344      711,466
Net earnings                                                                        67,364       67,364
Other comprehensive loss, net of taxes                              (25,997)                    (25,997)
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2005                  2,500     397,324       (11,699)       364,708      752,833
Net earnings                                                                        94,737       94,737
Cash dividend paid to parent                                                      (180,000)    (180,000)
Other comprehensive income, net of taxes                              1,466                       1,466
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2006                 $2,500    $397,324      $(10,233)     $ 279,445     $669,036
                                           ======    ========      ========      =========    =========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                                  FOR THE YEARS ENDED DECEMBER 31,
(dollars in thousands)                                           ---------------------------------
                                                                    2006        2005        2004
                                                                 ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings                                                     $  94,737   $  67,364   $  65,295
Noncash items included in earnings:
   Change in accounting principle, net of tax                           --          --      27,400
   Amortization of deferred policy acquisition costs                42,337     126,281       4,904
   Capitalization of policy acquisition costs                      (31,796)    (29,954)    (34,116)
   Amortization of deferred sales inducements                          944         352
   Capitalization of sales inducements                             (13,252)     (8,650)
   Amortization (Accretion) of unearned policy charge revenue      (10,357)    (68,309)      1,921
   Capitalization of unearned policy charge revenue                    298       1,692       2,539
   Amortization of investments                                       7,350       9,476      10,863
   Interest credited to policyholder liabilities                   101,837     106,444     119,804
   Change in guaranteed benefit liabilities                         (2,218)      1,797      (1,706)
   Deferred federal income tax expense (benefit)                     3,993      (9,960)      3,285
(Increase) decrease in operating assets:
   Trading account securities                                       28,148         642        (373)
   Accrued investment income                                         4,918       5,180       5,919
   Reinsurance receivables                                          (1,291)     (5,399)      2,172
   Affiliated receivables -- net                                     5,519          92      (5,611)
   Other                                                           (15,903)      2,848          59
Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                            11,279      (3,998)      2,648
   Other policyholder funds                                          5,025      (5,276)     (5,691)
   Liability for guaranty fund assessments                            (786)       (265)        (83)
   Federal income taxes -- current                                  (1,277)     (6,044)      3,470
   Affiliated payables -- net                                        9,982          --      (2,365)
   Other                                                             2,988       2,139      (3,214)
Other operating activities:
   Net realized investment gains                                    (1,236)     (2,622)     (3,999)
                                                                 ---------   ---------   ---------
Net cash and cash equivalents provided by operating activities     241,239     183,830     193,121
                                                                 ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for):
   Sales of available-for-sale securities                          390,637     369,222     212,732
   Maturities of available-for-sale securities                     160,863     191,749     353,824
   Purchases of available-for-sale securities                     (236,551)   (503,621)   (406,551)
   Sales of limited partnerships                                     1,028       3,466       1,357
   Purchases of limited partnerships                                  (250)     (2,349)     (3,100)
   Policy loans on insurance contracts -- net                       23,269      37,893      56,501
                                                                 ---------   ---------   ---------
Net cash and cash equivalents provided by investing activities     338,996      96,360     214,763
                                                                 ---------   ---------   ---------

See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------
(dollars in thousands)                                          2006        2005         2004
                                                             ---------   ---------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments for):
   Cash dividend paid to parent                              $(180,000)  $      --   $   (97,500)
   Policyholder deposits (excludes internal policy
      replacement deposits)                                    685,069     623,148       730,643
   Policyholder withdrawals (including transfers from
      separate accounts)                                      (911,037)   (911,222)   (1,052,253)
                                                             ---------   ---------   -----------
Net cash and cash equivalents used in financing activities    (405,968)   (288,074)     (419,110)
                                                             ---------   ---------   -----------
Net increase (decrease) in cash and cash equivalents           174,267      (7,884)      (11,226)

Cash and cash equivalents, beginning of year                    56,319      64,203        75,429

Cash and cash equivalents, end of year                       $ 230,586   $  56,319   $    64,203
                                                             =========   =========   ===========
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid to affiliates for:
   Federal income taxes                                      $  41,570   $  38,127   $    33,864
   Interest                                                        494         332           260

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                          NOTES TO FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS

The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains. During the first quarter 2006 the Company liquidated its trading portfolio.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Investments in limited partnerships are carried at cost.

Policy loans on insurance contracts are stated at unpaid principal balances.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS ("DAC")

Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a rollforward of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                      2006       2005       2004
                    --------   --------   --------
Beginning balance   $ 54,781   $ 62,099   $ 69,289
Interest accrued       4,109      4,657      5,197
Amortization         (12,497)   (11,975)   (12,387)
                    --------   --------   --------
Ending balance      $ 46,393   $ 54,781   $ 62,099
                    ========   ========   ========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

 2007     2008     2009     2010     2011
------   ------   ------   ------   ------
$6,184   $5,801   $5,628   $5,339   $5,159

DEFERRED SALES INDUCEMENTS

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.

The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.

SEPARATE ACCOUNTS

The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES

The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products        4.00% -- 4.85%
Interest-sensitive deferred annuities   1.20% -- 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS

The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 11.00%. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

UNEARNED POLICY CHARGE REVENUE ("UPCR")

Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as "unlocking". The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statement of Earnings.

FEDERAL INCOME TAXES

The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

ACCOUNTING PRONOUNCEMENTS

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided that the entity makes that choice in the first 120 days of that fiscal year, has not yet issued financial statements for any interim period of the fiscal year of adoption, and also elects to apply the provisions of Statement No. 157, Fair Value Measurements ("SFAS No. 157"). The Company intends to early adopt SFAS No. 159 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Since the Company's practice of accounting for deferred acquisition costs, in connection with modifications or exchanges, substantially meets the provisions prescribed within SOP 05-1, the adoption of SOP 05-1 did not have a material impact on the Company's Financial Statements.

As of December 31, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. The interpretations in the SAB provides the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of the SAB did not have an impact on the Company's Financial Statements.

In September 2006, the FASB issued SFAS No. 157 Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for Financial Statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company intends to early adopt SFAS No. 157 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

In June 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company will adopt FIN 48 in the first quarter of 2007. The adoption of FIN 48 is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2004, the Company adopted the provisions of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in deferred policy acquisition costs resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle during 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying values of financial instruments at December 31 were:

                                                 2006          2005
                                             -----------   -----------
Assets:
   Fixed maturity securities (1)             $ 1,570,383   $ 1,884,039
   Equity securities (1)                          72,728        64,278
   Trading account securities (1)                     --        27,436
   Limited partnerships (2)                       11,417        12,195
   Policy loans on insurance contracts (3)       968,874       992,143
   Cash and cash equivalents (4)                 230,586        56,319
   Separate accounts assets (5)               11,330,397    10,917,234
                                             -----------   -----------
   Total assets:                             $14,184,385   $13,953,644
                                             ===========   ===========
Liabilities :
   Policyholder account balances (6)         $ 2,047,973   $ 2,163,838
                                             ===========   ===========

----------
(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value of two of the partnerships as equal to cost, based on the review of the underlying investments of the partnerships. During 2005, the Company recognized a realized investment loss of $311 and reduced the carrying value of the third partnership to zero.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in the Separate Accounts are carried at the net asset value provided by the fund managers.

(6) The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) at December 31 were:

                                                                2006
                                         -------------------------------------------------
                                            Cost/        Gross        Gross      Estimated
                                          Amortized   Unrealized   Unrealized      Fair
                                            Cost         Gains        Losses       Value
                                         ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities             $1,424,640     $7,509       $22,568    $1,409,581
   Mortgage-backed securities                91,956        226           376        91,806
   U.S. Government and agencies              44,363        200           419        44,144
   Foreign governments                       21,281        321           648        20,954
   Municipals                                 3,956         38            96         3,898
                                         ----------     ------       -------    ----------
Total fixed maturity securities          $1,586,196     $8,294       $24,107    $1,570,383
                                         ==========     ======       =======    ==========
Equity securities:
   Non-redeemable preferred stocks       $   70,021     $2,869       $   162    $   72,728
                                         ==========     ======       =======    ==========

                                                                2005
                                         -------------------------------------------------
                                            Cost/        Gross        Gross      Estimated
                                          Amortized   Unrealized   Unrealized      Fair
                                            Cost         Gains       Losses        Value
                                         ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities             $1,807,866     $13,939      $30,359    $1,791,446
   U.S. Government and agencies              44,593         576          451        44,718
   Mortgage-backed securities                22,755         394          402        22,747
   Foreign governments                       21,369         415          716        21,068
   Municipals                                 4,023          41            4         4,060
                                         ----------     -------      -------    ----------
Total fixed maturity securities          $1,900,606     $15,365      $31,932    $1,884,039
                                         ==========     =======      =======    ==========
Equity securities:
   Non-redeemable preferred stocks       $   61,584     $ 2,662      $    93    $   64,153
   Investment in Separate Accounts (1)          112          13           --           125
                                         ----------     -------      -------    ----------
Total equity securities                  $   61,696     $ 2,675      $    93    $   64,278
                                         ==========     =======      =======    ==========

----------
(1)  The Company's investment in the Separate Accounts was sold during 2006.

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2006 were:

                                                                        2006
                                     --------------------------------------------------------------------------
                                       Less than 12 months      More than 12 Months              Total
                                     ----------------------   -----------------------   -----------------------
                                     Estimated                 Estimated                 Estimated
                                        Fair     Unrealized      Fair      Unrealized      Fair      Unrealized
                                       Value       Losses        Value       Losses        Value       Losses
                                     ---------   ----------   ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities          $116,759     $1,074     $  961,147      21,494    $1,077,906     $22,568
   Foreign governments                      62         --         17,844         648        17,906         648
   U.S. Government and agencies         15,057        143         21,862         276        36,919         419
   Mortgage-backed securities            5,555         15         14,886         361        20,441         376
   Municipals                            2,104         96             --          --         2,104          96
Equity securities:
   Non-redeemable preferred stocks      17,408        134            483          28        17,891         162
                                      --------     ------     ----------     -------    ----------     -------
Total temporarily impaired
   securities                         $156,945     $1,462     $1,016,222     $22,807    $1,173,167     $24,269
                                      ========     ======     ==========     =======    ==========     =======

                                                                        2005
                                     -------------------------------------------------------------------------
                                       Less than 12 months      More than 12 Months             Total
                                     ----------------------   ----------------------   -----------------------
                                     Estimated                Estimated                 Estimated
                                        Fair     Unrealized      Fair     Unrealized      Fair      Unrealized
                                       Value       Losses       Value       Losses        Value       Losses
                                     ---------   ----------   ---------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities          $852,876     $15,046     $467,689      15,313    $1,320,565     $30,359
   Foreign governments                   1,951          47       15,823         669        17,774         716
   U.S. Government and agencies          5,286           7       16,692         444        21,978         451
   Mortgage-backed securities            5,647          79        9,308         323        14,955         402
   Municipals                            2,651           4           --          --         2,651           4
Equity securities:
   Non-redeemable preferred stocks       5,292          67          490          26         5,782          93
                                      --------     -------     --------     -------    ----------     -------
   Total temporarily impaired
      securities                      $873,703     $15,250     $510,002     $16,775    $1,383,705     $32,025
                                      ========     =======     ========     =======    ==========     =======

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

There were no recorded realized investment losses due to other-than-temporary declines in fair value of securities in 2006. The Company recorded realized investment losses due to other-than-temporary declines in fair value of $1,937 and $2,129 for the years ended December 31, 2005 and 2004, respectively.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                      2006
                                            -----------------------
                                                         Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  288,695   $  286,606
   Due after one year through five years       827,644      813,813
   Due after five years through ten years      284,352      283,360
   Due after ten years                          93,549       94,798
                                            ----------   ----------
                                             1,494,240    1,478,577
   Mortgage-backed securities                   91,956       91,806
                                            ----------   ----------
Total fixed maturity securities             $1,586,196   $1,570,383
                                            ==========   ==========

                                                      2005
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  224,814   $  223,708
   Due after one year through five years     1,219,632    1,200,236
   Due after five years through ten years      319,999      320,200
   Due after ten years                         113,406      117,148
                                            ----------   ----------
                                             1,877,851    1,861,292
   Mortgage-backed securities                   22,755       22,747
                                            ----------   ----------
Total fixed maturity securities             $1,900,606   $1,884,039
                                            ==========   ==========

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                      2006
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
AAA                                         $  260,478   $  258,082
AA                                             307,490      303,167
A                                              533,715      527,398
BBB                                            467,182      464,259
Below investment grade                          17,331       17,477
                                            ----------   ----------
Total fixed maturity securities             $1,586,196   $1,570,383
                                            ==========   ==========
Investment grade                                    99%          99%
Below investment grade                               1%           1%

                                                      2005
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
AAA                                         $  208,688   $  206,236
AA                                             305,894      300,621
A                                              716,440      710,750
BBB                                            641,376      639,643
Below investment grade                          28,208       26,789
                                            ----------   ----------
Total fixed maturity securities             $1,900,606   $1,884,039
                                            ==========   ==========
Investment grade                                    99%          99%
Below investment grade                               1%           1%

At December 31, 2006 and 2005, the carrying value of fixed maturity securities rated BBB- were $58,695 and $131,960, respectively, which is the lowest investment grade rating given by Standard and Poor's.

The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes, at December 31 were as follows:

                                             2006       2005
                                           --------   --------
Assets:
   Fixed maturity securities               $(15,813)  $(16,567)
   Equity securities                          2,707      2,582
                                           --------   --------
                                            (13,106)   (13,985)
                                           --------   --------
Liabilities:
   Policyholder account balances              2,636      4,013
   Federal income taxes -- deferred          (5,509)    (6,299)
                                           --------   --------
                                             (2,873)    (2,286)
                                           --------   --------
Stockholder equity:
   Accumulated other comprehensive loss,
      net of taxes                         $(10,233)  $(11,699)
                                           ========   ========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

                                     2006       2005       2004
                                   --------   --------   --------
Proceeds                           $390,637   $369,222   $212,732
Gross realized investment gains       4,533      7,026      7,927
Gross realized investment losses      4,009      4,175      5,365

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $156,475, $191,302 and $66,006 for the years ended December 31, 2006, 2005 and 2004, respectively.

During the 2006, 2005 and 2004 the Company incurred realized investment losses in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.

The Company had investment securities with a carrying value of $22,355 and $22,756 that were deposited with insurance regulatory authorities at December 31, 2006 and 2005, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                        2006       2005       2004
                                      --------   --------   --------
Fixed maturity securities             $ 84,176   $ 91,754   $ 97,750
Policy loans on insurance contracts     50,755     51,346     55,243
Cash and cash equivalents                6,030      2,673      2,059
Equity securities                        4,739      4,313      5,199
Limited partnerships                        15        483         30
Other                                     (149)        38        374
                                      --------   --------   --------
Gross investment income                145,566    150,607    160,655
Less investment expenses                (2,949)    (2,877)    (3,575)
                                      --------   --------   --------
Net investment income                 $142,617   $147,730   $157,080
                                      ========   ========   ========

Net realized investment gains (losses), for the years ended December 31 were as follows:

                                 2006     2005     2004
                                ------   ------   -------
Trading account securities      $  712   $   82   $1,437
Fixed maturity securities          447    2,854    1,628
Equity securities                   77       (3)     934
Limited partnerships                --     (311)      --
                                ------   ------   ------
Net realized investment gains   $1,236   $2,622   $3,999
                                ======   ======   ======

The Company maintained a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings losses on trading account securities included in net realized investment gains were $1,012 and $359 at December 31, 2005 and 2004, respectively.

NOTE 4. DAC AND UPCR

The components of amortization of DAC for the years ended December 31 were as follows:

                                                             2006       2005       2004
                                                           --------   --------   --------
Normal amortization related to variable life
   and annuity insurance products                          $ 58,994   $ 44,415   $ 46,230
Unlocking related to variable life insurance products         1,055     55,492         --
Unlocking related to variable annuity insurance products    (17,712)    26,374    (41,326)
                                                           --------   --------   --------
Total amortization of DAC                                  $ 42,337   $126,281   $  4,904
                                                           ========   ========   ========

During 2006, the Company revised its reinsurance and mortality assumptions and historical claims relating to its variable universal life insurance product. In addition, the Company updated its DAC model to reflect actual market returns, which were favorable as compared to expectations, for its variable annuity products resulting in favorable unlocking. This is consistent with the application of the reversion to the mean approach, which is described in more detail below.

During 2005, the Company lowered its future gross profit assumptions on certain variable life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in UPCR accretion.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the variable annuity Separate Accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

The components of accretion of UPCR for the years ended December 31 were as follows:

                                                                 2006      2005      2004
                                                               -------   -------   -------
Normal accretion related to variable life insurance products   $ 8,825   $   400   $(1,921)
Unlocking related to variable life insurance products            1,532    67,909        --
                                                               -------   -------   -------
Total accretion of UPCR                                        $10,357   $68,309   $(1,921)
                                                               =======   =======   =======

During 2006, the Company revised its reinsurance and mortality assumptions and historical claims for the current year on its variable universal life insurance product. The increase in normal UPCR accretion during 2006 is attributable to lower mortality as compared to 2005.

During 2005, the Company lowered its future gross profit assumptions on its variable life insurance product in connection to historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in DAC amortization.

NOTE 5. DEFERRED SALES INDUCEMENTS

During 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The components of deferred sales inducements for the years ended December 31 were as follows:

                      2006      2005
                    --------   ------
Beginning balance   $ 8,298    $   --
Capitalization       13,252     8,650
Amortization         (1,884)     (352)
Unlocking               940        --
                    -------    ------
Ending balance      $20,606    $8,298
                    =======    ======

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEED BENEFITS

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit ("GMIB") and a guaranteed minimum withdrawal benefit ("GMWB"). Information regarding the general characteristics of each guaranteed benefit type is provided below:

     - In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

     - In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

     - Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner's account value. In general, withdrawal percentages are based on the contract owner's age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in March 2006.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

                                                     2006                         2005
                                          --------------------------   --------------------------
                                            GMDB       GMIB     GMWB     GMDB       GMIB     GMWB
                                          --------   --------   ----   --------   --------   ----
Net amount at risk (1)                    $693,011   $  1,906   $ 91   $982,449   $  1,912   $n/a
Average attained age of contract owners         68         59     71         67         59    n/a
Weighted average period remaining
   until expected annuitization                n/a    7.6 yrs    n/a        n/a    8.3 yrs    n/a

----------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Earnings. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

                                 GMDB      GMIB
                               --------   ------
Balance at January 1, 2005     $106,222   $  587
Guaranteed benefits incurred     28,761    1,658
Guaranteed benefits paid        (24,466)      --
Unlocking                        (4,308)      --
                               --------   ------
Balance at December 31, 2005    106,209    2,245
Guaranteed benefits incurred     28,405    2,530
Guaranteed benefits paid        (22,622)      --
Unlocking                       (11,691)   1,007
                               --------   ------
Balance at December 31, 2006   $100,301   $5,782
                               ========   ======

The Company unlocked its GMDB liabilities during 2006 and 2005 and its GMIB liabilities during 2006 as a result of modeling refinements that were implemented.

The Company records liabilities for contracts containing GMWB provisions as a component of other policyholder funds in the Balance Sheets, with changes in the fair value recognized as a component of policy benefits in the Statement of Earnings. In accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, the GMWB provision is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the GMWB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. The Company regularly evaluates the estimates used and adjusts the GMWB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised. Based on the Company's modeling assumptions, the variable annuity GMWB liability at December 31, 2006 was $0.

At December 31, contract owners' account balances by mutual fund class for contracts containing guaranteed benefit provisions were distributed as follows:

                                                       2005
                        -----------------------------------------------------------------
                                                  Money
                          Equity        Bond      Market   Balanced    Other      Total
                        ----------   ---------   -------   --------   ------   ----------
GMDB only               $4,179,526   1,299,032   652,257    244,804    4,304   $6,379,923
GMDB and GMIB            1,240,068     333,382   245,410     85,355   14,613    1,918,828
GMIB only                   31,763       6,613     1,216      8,547    2,193       50,332
No guaranteed benefit        5,911       1,565       111      2,306      446       10,339
                        ----------   ---------   -------    -------   ------   ----------
Total                   $5,457,268   1,640,592   898,994    341,012   21,556   $8,359,422
                        ==========   =========   =======    =======   ======   ==========

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2006 and 2005 was $2,286 and $2,132 respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                  2006         2005
               ----------   ----------
Balanced       $1,013,969   $  951,955
Equity            983,622      977,768
Bond              342,893      371,649
Money Market      251,172      245,084
Other                  --       11,356
               ----------   ----------
Total          $2,591,656   $2,557,812
               ==========   ==========

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                             2006      2005      2004
                                           -------   -------   -------
Provisions for income taxes computed at
   Federal statutory rate                  $48,658   $31,320   $46,660
Decrease in income taxes resulting from:
   Dividend received deduction              (3,657)   (8,615)   (6,635)
   Foreign tax credit                         (715)     (582)      594
                                           -------   -------   -------
Federal income tax provision               $44,286   $22,123   $40,619
                                           =======   =======   =======

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                             2006      2005       2004
                                           -------   --------   --------
Deferred sales inducements                 $ 4,308   $  2,904   $     --
Unearned revenue                             3,521     23,316     (1,561)
Reinsurance adjustments                      2,175         --         --
Investment adjustment                          557      5,645        476
Liability for guaranty fund assessments        275         93         29
DAC (1)                                       (288)   (29,060)    15,013
Other                                         (387)    (3,497)        60
Policyholder account balances (1)           (6,168)    (9,361)   (10,732)
                                           -------   --------   --------
Deferred Federal income tax provision
   (benefit)                               $ 3,993   $ (9,960)  $  3,285
                                           =======   ========   ========

----------
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

Deferred tax assets and liabilities at December 31 were as follows:

                                               2006      2005
                                             -------   -------
Deferred tax assets:
   Policyholder account balances             $64,914   $58,746
   Unearned revenue                           12,440    15,961
   Net unrealized investment loss on
      investment securities                    5,510     6,300
   Liability for guaranty fund assessments     2,102     2,377
                                             -------   -------
Total deferred tax assets                     84,966    83,384
                                             -------   -------
Deferred tax liabilities:
   DAC                                        77,469    77,757
   Deferred sales inducements                  7,212     2,904
   Reinsurance adjustments                     2,175        --
   Investment adjustments                        791       234
   Other                                         165       552
                                             -------   -------
Total deferred tax liabilities                87,812    81,447
                                             -------   -------
Net deferred tax asset (liability)           $(2,846)  $ 1,937
                                             =======   =======

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2006, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $600 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2006 the Company had the following life insurance inforce:

                                                                             Percentage
                                       Ceded to      Assumed                  of amount
                            Gross        other     from other       Net      assumed to
                           amount      companies    companies     amount         net
                         ----------   ----------   ----------   ----------   ----------
Life insurance inforce   $9,847,143   $2,655,819      $845      $7,192,169      0.01%

The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system from January 1, 1997 to June 30, 2001.

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2006, 69% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $29,692, $33,127 and $33,164 for 2006, 2005 and 2004, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $494, $332 and $260 for 2006, 2005 and 2004, respectively. Intercompany interest is included in net investment income.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $57,298, $54,058 and $56,506 for 2006, 2005 and 2004, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $1,172. Charges for 2005 and 2004 were $1,681 and $1,821, respectively.

MLIG has entered into agreements with i) Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust") and ii) the former MLIM, now BlackRock, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,492, $2,528 and $2,347 during 2006, 2005 and 2004, respectively. The Company received from MLIG its allocable share of such compensation from MLIM in the amount of $12,700 through the first three quarters of 2006. Compensation from MLIM for 2005 and 2004 was $16,588 and $17,896, respectively.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2006, the Company paid cash dividends of $180,000 to MLIG, of which $39,845 were ordinary dividends. During 2005, the Company did not pay a dividend. During 2004, the Company paid a cash dividend of $97,500 to MLIG, of which $29,322 was an ordinary dividend.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

Statutory capital and surplus at December 31, 2006 and 2005 were $418,100 and $400,951, respectively. At December 31, 2006 and 2005, approximately $41,560 and $39,845, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the Arkansas Insurance Department.

The Company's statutory net income for 2006, 2005 and 2004 was $193,731, $117,262 and $79,115, respectively.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company's risk profile. As of December 31, 2006 and 2005, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2006 and 2005, the Company's estimated liability for future guaranty fund assessments was $6,005 and $6,791, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

During 2000, the Company committed to participate in a limited partnership. During the first quarter 2006, the Company committed the remaining $300 of a $10,000 obligation and has no further commitment obligation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Annuities and Life Insurance. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts for the years ended December 31.

                                                               ANNUITIES
                                                 ------------------------------------
                                                    2006         2005         2004
                                                 ----------   ----------   ----------
Policy charge revenue                            $  169,395   $  152,818   $  148,337
Net interest spread (1)                              16,208       18,542       16,764
Net realized in investment gains (losses)             1,065        3,371        2,515
                                                 ----------   ----------   ----------
Net revenues                                        186,668      174,731      167,616
                                                 ----------   ----------   ----------
Policy benefits                                      21,129       26,463       28,877
Reinsurance premium ceded                             5,988        5,680        4,699
Amortization of DAC                                  22,185       58,263       (5,591)
Insurance expenses and taxes                         49,710       50,669       48,834
                                                 ----------   ----------   ----------
Net benefits and expenses                            99,012      141,075       76,819
                                                 ----------   ----------   ----------
Earnings before federal income tax provision         87,656       33,656       90,797
                                                 ----------   ----------   ----------
Federal income tax provision                         27,639        5,363       29,582
                                                 ----------   ----------   ----------
Earnings before change in accounting principal       60,017       28,293       61,215
                                                 ----------   ----------   ----------
Change in accounting principal, net of tax               --           --      (26,215)
                                                 ----------   ----------   ----------
Net earnings                                     $   60,017   $   28,293   $   35,000
                                                 ==========   ==========   ==========
Select Balance Sheet information:
Total assets                                     $9,873,167   $9,598,360   $9,752,836
Total policyholder liabilities and accruals         810,770      868,962     981,237

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                            LIFE INSURANCE
                                                 ------------------------------------
                                                    2006         2005         2004
                                                 ----------   ----------   ----------
Policy charge revenue                            $   95,274   $  152,030   $   85,645
Net interest spread (1)                              14,759       15,025       11,630
Net realized in investment gains (losses)              (633)        (521)         (79)
                                                 ----------   ----------   ----------
Net revenues                                        109,400      166,534       97,196
                                                 ----------   ----------   ----------
Policy benefits                                      18,029       20,807       25,405
Reinsurance premium ceded                            20,931       20,642       20,498
Amortization of DAC                                  20,152       68,018       10,495
Insurance expenses and taxes                          9,538        8,727        8,726
                                                 ----------   ----------   ----------
Net benefits and expenses                            68,650      118,194       65,124
                                                 ----------   ----------   ----------
Earnings before federal income tax provision         40,750       48,340       32,072
                                                 ----------   ----------   ----------
Federal income tax provision                         12,931       14,138        7,381
                                                 ----------   ----------   ----------
Earnings before change in accounting principal       27,819       34,202       24,691
                                                 ----------   ----------   ----------
Change in accounting principal, net of tax               --           --       (1,185)
                                                 ----------   ----------   ----------
Net earnings                                     $   27,819   $   34,202   $   23,506
                                                 ==========   ==========   ==========
Select Balance Sheet information:
Total assets                                     $4,479,664   $4,487,349   $4,827,192
Total policyholder liabilities and accruals       1,688,310    1,746,565    1,829,825

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                            OTHER
                                               ------------------------------
                                                 2006       2005       2004
                                               --------   --------   --------
Policy charge revenue                          $     --   $     --   $     --
Net interest spread (1)                           9,813      7,719      8,882
Net realized in investment gains (losses)           804       (228)     1,563
                                               --------   --------   --------
Net revenues                                     10,617      7,491     10,445
                                               --------   --------   --------
Earnings before federal income tax provision     10,617      7,491     10,445
                                               --------   --------   --------
Federal income tax provision                      3,716      2,622      3,656
                                               --------   --------   --------
Net earnings                                   $  6,901   $  4,869   $  6,789
                                               ========   ========   ========
Select Balance Sheet information:
Total assets                                   $269,040   $275,167   $170,173

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's net revenues by contract type for the years ended December 31:

                                     2006       2005       2004
                                   --------   --------   --------
Annuities:
   Variable annuities              $176,988   $161,370   $159,528
   Interest-sensitive annuities       9,680     13,361      8,088
                                   --------   --------   --------
Total Annuities                     186,668    174,731    167,616
                                   --------   --------   --------
Life Insurance:
   Variable Life                    101,434    157,312     85,999
   Interest-sensitive whole life      7,966      9,222     11,197
                                   --------   --------   --------
Total Life Insurance                109,400    166,534     97,196
                                   --------   --------   --------
Other                                10,617      7,491     10,445
                                   --------   --------   --------
Net Revenues (1)                   $306,685   $348,756   $275,257
                                   ========   ========   ========

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating Net Revenues.

                                     ******

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                 Separate Account D as of December 31, 2006, and for the two
                 years ended December 31, 2006 and the Notes relating
                 thereto appear in the Statement of Additional Information.
      (2)       Financial Statements of Merrill Lynch Life Insurance Company
                 for the three years ended December 31, 2006 and the Notes
                 relating thereto appear in the Statement of Additional
                 Information.
(b)  Exhibits
      (1)       Resolution of the Board of Directors of Merrill Lynch Life
                 Insurance Company establishing the Merrill Lynch Life
                 Variable Annuity Separate Account D. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
      (2)       Not Applicable.
      (3)       Form of Underwriting Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch, Pierce, Fenner & Smith
                 Incorporated. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
      (4) (a)   Form of Contract for the Flexible Premium Individual
                 Variable Annuity. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (b)   Individual Retirement Annuity Endorsement. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
          (c)   Endorsement for Withdrawals Not Subject To A Contingent
                 Deferred Sales Charge. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (d)   Death Benefit Endorsement ML056. (Incorporated by Reference
                 to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (e)   Guaranteed Minimum Income Benefit Rider. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
      (5)       Form of Application for the Flexible Premium Individual
                 Variable Annuity. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
      (6) (a)   Articles of Amendment, Restatement and Redomestication of
                 the Articles of Incorporation of Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to Merrill
                 Lynch Life Variable Annuity Separate Account A's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
          (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Merrill Lynch Life
                 Variable Annuity Separate Account A's Post-Effective
                 Amendment No. 10 to Form N-4, Registration No. 33-43773
                 Filed December 10, 1996.)
      (7)       Not Applicable.

      (8) (a)   Amended General Agency Agreement. (Incorporated by Reference
                 to Merrill Lynch Life Variable Annuity Separate Account A's
                 Post-Effective Amendment No. 5 to Form N-4, Registration
                 No. 33-43773 Filed April 28, 1994.)
          (b)   Indemnity Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Life Agency Inc. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 10 to Form N-4,
                 Registration No. 33-43773 Filed December 10, 1996.)
          (c)   Management Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Asset Management, Inc.
                 (Incorporated by Reference to Merrill Lynch Life Variable
                 Annuity Separate Account A's Post-Effective Amendment No.
                 10 to Form N-4, Registration No. 33-43773 Filed December
                 10, 1996.)
          (d)   Amended Service Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch Insurance Group, Inc.
                 (Incorporated by Reference to Merrill Lynch Life Variable
                 Annuity Separate Account A's Post-Effective Amendment No. 5
                 to Form N-4, Registration No. 33-43773 Filed April 28,
                 1994.)
          (e)   Form of Participation Agreement between FAM Distributors,
                 Inc. and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to the Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed September 20, 2002.)
          (f)   Form of Participation Agreement between AIM Equity Funds,
                 AIM Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (g)   Form of Participation Agreement between AIM Funds Group, AIM
                 Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (h)   Form of Participation Agreement between Alliance Global
                 Investor Services, Inc., Alliance Fund Distributors, Inc.,
                 and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Pre-Effective Amendment No. 1 to
                 the Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (i)   Form of Participation Agreement between American Century
                 Investment Services, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (j)   Form of Participation Agreement between American Funds
                 Service Company, American Funds Distributors, Inc. and
                 Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Pre-Effective Amendment No. 1 to
                 the Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (k)   Form of Participation Agreement between Davis New York
                 Venture Fund, Davis Distributors, LLC and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (l)   Form of Participation Agreement between Delaware
                 Distributors L.P., Delaware Group Equity Funds, and Merrill
                 Lynch Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (m)   Form of Participation Agreement between Fidelity
                 Distributors Corporation and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's Pre-
                 Effective Amendment No. 1 to the Registration Statement on
                 Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)

                      (n)        Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor
                                  LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                                  Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                                  333-91098 Filed September 20, 2002.)
                      (o)        Form of Participation Agreement between MFS Fund Distributors, Inc. and Merrill Lynch Life
                                  Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to
                                  the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
                      (p)        Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch
                                  Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No.
                                  1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20,
                                  2002.)
                      (q)        Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset
                                  Management of America L.P., and Merrill Lynch Life Insurance Company. (Incorporated by
                                  Reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form
                                  N-4, Registration No. 333-91098 Filed September 20, 2002.)
                      (r)        Form of Participation Agreement between The Putnam Funds, Putnam Retail Management Limited
                                  Partnership, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4,
                                  Registration No. 333-91098 Filed September 20, 2002.)
                      (s)        Form of Participation Agreement between Seligman Value Fund Series, Inc., Seligman Advisors,
                                  Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                                  Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                                  333-91098 Filed September 20, 2002.)
                      (t)        Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill
                                  Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective
                                  Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed
                                  September 20, 2002.)
                      (u)        Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van
                                  Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance
                                  Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to the
                                  Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
                      (v)        Form of Amendment to Participation Agreement among Merrill Lynch Life Insurance Company, AIM
                                  Equity Funds and AIM Distributors, Inc. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933
                                  on Form N-4, Registration No. 333-91098 Filed April 24, 2006.)
                      (w)        Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April
                                  17, 2007.)
                      (x)        Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor
                                  Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill
                                  Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773
                                  Filed April 17, 2007.)

                      (y)        Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors
                                  Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Merrill Lynch Life Variable Annuity Separate Account A's Post- Effective Amendment No. 30 to
                                  the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  33-43773 Filed April 17, 2007.)
                      (z)        Form of Rule 22c-2 Shareholder Information Agreement Between American Century Investment
                                  Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill
                                  Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773
                                  Filed April 17, 2007.)
                      (aa)       Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and
                                  Merrill Lynch Life Insurance Company.
                      (bb)       Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account C's Post-Effective Amendment No. 6 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April
                                  17, 2007.)
                      (cc)       Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis
                                  Distributors, LLC and Merrill Lynch Life Insurance Company.
                      (dd)       Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P.,
                                  Delaware Service Company, Inc. and Merrill Lynch Life Insurance Company.
                      (ee)       Form of Rule 22c-2 Shareholder Information Agreement Between Fidelity Distributors Corporation
                                  and Merrill Lynch Life Insurance Company.
                      (ff)       Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and
                                  Merrill Lynch Life Insurance Company.
                      (gg)       Form of Rule 22c-2 Shareholder Information Agreement Between MFS Fund Distributors, Inc. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April
                                  17, 2007.)
                      (hh)       Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services,
                                  OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company.
                      (ii)       Form of Rule 22c-2 Shareholder Information Agreement Between Putnam Retail Management Limited
                                  Partnership and Merrill Lynch Life Insurance Company.
                      (jj)       Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and Merrill
                                  Lynch Life Insurance Company.
                      (kk)       Form of Rule 22c-2 Shareholder Information Agreement Between Franklin/Templeton Distributors,
                                  Inc. and Merrill Lynch Life Insurance Company.
                      (ll)       Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill
                                  Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable
                                  Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration Statement
                                  Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)
                      (mm)       Form of Amendment to Participation Agreement by and among Alliance Global Investor Services,
                                  Inc., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life
                                  Insurance Company.
                      (nn)       Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc.,
                                  Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company.

      (9)       Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 1 to the Registration Statement on Form N-4, Registration
                No. 333-91098 Filed September 20, 2002.)
     (10) (a)   Written Consent of Sutherland Asbill & Brennan LLP.
          (b)   Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
          (c)   Written Consent of Barry G. Skolnick, Esq.
     (11)       Not Applicable.
     (12)       Not Applicable.
     (13) (a)   Powers of Attorney (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                 Separate Account A's Post-Effective Amendment No. 4 to the Registration Statement on
                 Form N-4, File No. 333-118362 Filed April 21, 2006.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


NAME                              PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
----                          -----------------------------------  ----------------------------------------
Deborah J. Adler............  1700 Merrill Lynch Drive, 3rd Floor  Director, Chairman of the Board,
                                                                   President,
                              Pennington, New Jersey 08534         Chief Executive Officer and Chief
                                                                   Actuary.
John C. Carroll.............  1700 Merrill Lynch Drive, 3rd Floor  Director and Senior Vice President.
                              Pennington, New Jersey 08534
Joseph E. Justice...........  1700 Merrill Lynch Drive, 3rd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and Treasurer.
Paul Michalowski............  1700 Merrill Lynch Drive, 3rd Floor  Director and Vice President.
                              Pennington, New Jersey 08534
Barry G. Skolnick...........  1700 Merrill Lynch Drive, 3rd Floor  Director, Senior Vice President and
                              Pennington, New Jersey 08534         General Counsel.
Joseph Benesch..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Mark Buchinsky..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Scott Edblom................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Product Actuary.
                              Pennington, New Jersey 08534
Elizabeth Garrison..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Controller.
                              Pennington, New Jersey 08534
Frances C. Grabish..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Richard Gracey..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Actuary.
                              Pennington, New Jersey 08534
Roger Helms.................  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Sharon Hockersmith..........  4802 Deer Lake Drive East            Senior Vice President, Administration.
                              Jacksonville, FL 32246
Hsiang Kau..................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Pricing Actuary.
                              Pennington, New Jersey 08534
Radha Lakshminarayanan......  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Corporate
                              Pennington, New Jersey 08534         Actuary.
Kirsty Lieberman............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Patrick Lusk................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Financial Actuary.
                              Pennington, New Jersey 08534
Denise Marshall.............  1700 Merrill Lynch Drive, 3rd Floor  Vice President, Senior Paralegal and
                              Pennington, New Jersey 08534         Assistant Secretary.
Robin A. Maston.............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Jane R. Michael.............  4802 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Heather Reilly..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Compliance Officer.
                              Pennington, New Jersey 08536
Concetta M. Ruggiero........  1700 Merrill Lynch Drive, 3rd Floor  Senior Vice President.
                              Pennington, New Jersey 08536
Lori M. Salvo...............  1700 Merrill Lynch Drive, 3rd Floor  Vice President, Chief Compliance
                                                                   Officer,
                              Pennington, New Jersey 08534         Deputy General Counsel, and Secretary.
Sarah Scanga................  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534

NAME                              PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
----                          -----------------------------------  ----------------------------------------
Cheryl Y. Sullivan..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Counsel.
                              Pennington, New Jersey 08534
Greta Rein Ulmer............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Director of
                                                                   Compliance.
                              Pennington, New Jersey 08534
Kelley Woods................  4802 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.


                         SUBSIDIARIES OF THE REGISTRANT



The following are subsidiaries of ML & Co. as of December 29, 2006 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
    Merrill Lynch, Pierce, Fenner & Smith
      Incorporated(1)...................................        Delaware
        Merrill Lynch Life Agency Inc.(2)...............        Washington
        Merrill Lynch Professional Clearing Corp.(3)....        Delaware
        Merrill Lynch Singapore Commodities Pte.
           Ltd. ........................................        Singapore
        ML Petrie Parkman Co., Inc. ....................        Delaware
    Merrill Lynch Capital Services, Inc. ...............        Delaware
        Merrill Lynch Commodities, Inc. ................        Delaware
    Merrill Lynch Government Securities Inc. ...........        Delaware
        Merrill Lynch Money Markets Inc. ...............        Delaware
    Merrill Lynch Group, Inc. ..........................        Delaware
        Investor Protection Insurance Company...........        Vermont
        Merrill Lynch Credit Reinsurance Limited........        Bermuda
        FAM Distributors, Inc. .........................        Delaware
        Merrill Lynch Investment Holdings (Mauritius)
           Limited(4)...................................        Mauritius
            Merrill Lynch (Mauritius) Investments
               Limited..................................        Mauritius
                DSP Merrill Lynch Limited(5)............        Mumbai, India
                     DSP Merrill Lynch Capital
                       Limited..........................        Mumbai, India
                     DSP Merrill Lynch Securities
                       Trading Limited..................        Mumbai, India

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
                     DSP Merrill Lynch Trust Services
                       Limited..........................        Mumbai, India
        ML Invest, Inc. ................................        Delaware
            Merrill Lynch Investment Managers Group
               Services Limited.........................        England
                Merrill Lynch Investment Managers
                   (Finance) Limited....................        England
                     Merrill Lynch Investment Managers
                       Holdings B.V.....................        Netherlands
            Merrill Lynch Portfolio Managers Limited....        England
        Merrill Lynch Bank & Trust Co., FSB.............        Federal
            Merrill Lynch Mortgage and Investment
               Corporation(6)...........................        Delaware
                Merrill Lynch Community Development
                   Company, LLC.........................        New Jersey
                Merrill Lynch Credit Corporation........        Delaware
                ML Mortgage Holdings Inc. ..............        Delaware
        Merrill Lynch Bank USA..........................        Utah
            Financial Data Services, Inc. ..............        Florida
            Merrill Lynch Business Financial Services
               Inc.(7)..................................        Delaware
            Merrill Lynch Commercial Finance Corp. .....        Delaware
            Merrill Lynch Utah Investment Corporation...        Utah
            ML Private Finance LLC......................        Delaware
            MLBUSA Community Development Corp. .........        Delaware
            MLBUSA Funding Corporation..................        Delaware
                Merrill Lynch NJ Investment
                   Corporation..........................        New Jersey
        Merrill Lynch Insurance Group, Inc. ............        Delaware
            Merrill Lynch Insurance Group Services,
               Inc. ....................................        Delaware
            Merrill Lynch Life Insurance Company........        Arkansas
            ML Life Insurance Company of New York.......        New York
            Roszel Advisors, LLC........................        Delaware
        Merrill Lynch European Asset Holdings Inc. .....        Delaware
            Merrill Lynch Group Holdings Limited........        Ireland
                Merrill Lynch International Bank
                   Limited(8)...........................        Ireland
                     Majestic Acquisitions Limited......        England
                         Mortgage Holdings Limited......        England
                           Mortgages plc................        England
                           Mortgages 1 Limited..........        England
                     Merrill Lynch Bank (Suisse)
                       S.A. ............................        Switzerland
        Merrill Lynch Diversified Investments, LLC......        Delaware
            Merrill Lynch Credit Products, LLC..........        Delaware
                Merrill Lynch Mortgage Capital Inc.             Delaware
                     Merrill Lynch Mortgage Lending,
                       Inc.                                     Delaware
                     Wilshire Credit Corporation                Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
        MLDP Holdings, Inc.                                     Delaware
            Merrill Lynch Derivative Products AG                Switzerland
        ML IBK Positions, Inc.                                  Delaware
            Merrill Lynch PCG, Inc.                             Delaware
            Merrill Lynch Capital Corporation                   Delaware
        ML Leasing Equipment Corp.(9)                           Delaware
        Merrill Lynch Canada Holdings Company                   Nova Scotia, Canada
            Merrill Lynch Canada Finance Company(10)            Nova Scotia, Canada
            Merrill Lynch & Co., Canada Ltd.                    Ontario, Canada
                Merrill Lynch Financial Assets Inc.             Canada
                Merrill Lynch Canada Inc.(11)                   Canada
    Merrill Lynch International Incorporated                    Delaware
        Merrill Lynch Futures Asia Limited                      Taiwan
        Merrill Lynch Futures (Hong Kong) Limited               Hong Kong
        Merrill Lynch Reinsurance Solutions LTD                 Bermuda
        Merrill Lynch (Australasia) Pty. Ltd.                   New South Wales, Australia
            Merrill Lynch Finance (Australia) Pty
               Limited                                          Victoria, Australia
            Merrill Lynch Markets (Australia) Pty
               Limited                                          New South Wales, Australia
                Equity Margins Ltd.                             Victoria, Australia
                Merrill Lynch (Australia) Pty Ltd               New South Wales, Australia
                Merrill Lynch Equities (Australia)
                   Limited                                      Victoria, Australia
                Merrill Lynch Private (Australia)
                   Limited                                      New South Wales, Australia
                Berndale Securities Limited                     Victoria, Australia
                     Merrill Lynch (Australia) Nominees
                       Pty. Limited                             New South Wales, Australia
                Merrill Lynch International (Australia)
                   Limited                                      New South Wales, Australia
                     Merrill Lynch (Australia) Futures
                       Limited                                  New South Wales, Australia
        Merrill Lynch Japan Securities Co., Ltd.                Japan
            Merrill Lynch Japan Finance Co., Ltd.               Japan
        Merrill Lynch International Holdings Inc.               Delaware
            Merrill Lynch France SAS                            France
                Merrill Lynch Capital Markets (France)
                   SAS                                          France
                Merrill Lynch, Pierce, Fenner & Smith
                   SAS                                          France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa                                            Mexico
            PT Merrill Lynch Indonesia(12)                      Indonesia
            Merrill Lynch (Asia Pacific) Limited                Hong Kong
                Merrill Lynch Far East Limited                  Hong Kong
            ML Cayman Holdings Inc. ....................        Cayman Islands, British West
                                                                  Indies
                Merrill Lynch Bank and Trust Company
                   (Cayman) Limited.....................        Cayman Islands, British West
                                                                  Indies
                     Institucion Financiera Externa
                       Merrill Lynch Bank Uruguay
                       S.A..............................        Uruguay

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
                     Merrill Lynch Espanola Agencia de
                       Valores S.A. ....................        Spain
            Merrill Lynch Capital Markets AG(13)........        Switzerland
            Merrill Lynch Europe PLC....................        England
                Merrill Lynch, Pierce, Fenner & Smith
                   Limited..............................        England
                     Merrill Lynch Global Asset
                       Management Limited...............        England
                ML UK Capital Holdings(14)..............        England
                     Merrill Lynch International(15)....        England
                Merrill Lynch Europe Intermediate
                   Holdings.............................        England
                     Merrill Lynch Capital Markets
                       Espana S.A., S.V.................        Spain
                Merrill Lynch Holdings Limited..........        England
                  Merrill Lynch Commodities (Europe)
                     Holdings Limited...................        England
                     Merrill Lynch Commodities (Europe)
                       Limited..........................        England
                         Merrill Lynch Commodities
                           (Europe) Trading Limited.....        England
                         Merrill Lynch Commodities
                           GmbH.........................        England
                Merrill Lynch (Singapore) Pte.
                   Ltd.(16).............................        Singapore
                Merrill Lynch South Africa (Proprietary)
                   Limited(17)..........................        South Africa
            Merrill Lynch Argentina S.A.(18)............        Argentina
            Merrill Lynch, Pierce, Fenner & Smith de
               Argentina................................        Argentina
            Sociedad Anonima, Financiera, Mobiliaria y
               de Mandatos(19)
            Banco Merrill Lynch de Investimentos
               S.A.(20).................................        Brazil
                Merrill Lynch S.A. Corretora de Titulos
                   e Valores Mobiliarios................        Brazil
            Merrill Lynch S.A. .........................        Luxembourg
            Merrill Lynch Europe Ltd. ..................        Cayman Islands, British West
                                                                  Indies
    Herzog, Heine, Geduld, LLC..........................        Delaware
    Merrill Lynch Financial Markets, Inc. ..............        Delaware
    The Princeton Retirement Group, Inc. ...............        Delaware


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.



 (5) Partially held by another indirect subsidiary of ML & Co.



 (6) 13.2% of this entity is held by Merrill Lynch Bank USA.



 (7) Also conducts business under the name "Merrill Lynch Capital."

 (8) Held through several intermediate holding companies.



 (9) This corporation has 20 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



(10) Held through several intermediate holding companies.



(11) Held through several intermediate holding companies.



(12) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.



(13) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



(14) Held through several intermediate holding companies.



(15) Partially owned by another indirect subsidiary of ML & Co.



(16) Held through intermediate subsidiaries.



(17) Held through intermediate subsidiaries.



(18) Partially owned by another direct subsidiary of ML & Co.



(19) Partially owned by another direct subsidiary of ML & Co.



(20) Partially owned by another direct subsidiary of ML & Co.



ITEM 27.  NUMBER OF CONTRACTS



     The number of Contracts in force as of March 23, 2007 was 8,734.


ITEM 28.  INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund;

CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1700 Merrill Lynch Drive, 3rd Floor, Pennington, NJ 08534 and the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.


ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account D, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 18(th) day of April, 2007.


                                   Merrill Lynch Life Variable Annuity
                                   Separate Account D
                                               (Registrant)

                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel

                                    Merrill Lynch Life Insurance Company
                                                    (Depositor)

                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2007.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Chairman of the Board, President,
---------------------------------------------    Chief Executive Officer and Chief Actuary
              Deborah J. Adler

                      *                        Director and Senior Vice President
---------------------------------------------
               John C. Carroll

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director and Vice President
---------------------------------------------
              Paul Michalowski

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX


 EXHIBIT
   NO.                             DESCRIPTION
 -------                           -----------
 (8) (aa)  Form of Rule 22c-2 Shareholder Information Agreement Between
           American Funds Service Company and Merrill Lynch Life
           Insurance Company.
 (8) (cc)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Davis New York Venture Fund, Davis Distributors, LLC and
           Merrill Lynch Life Insurance Company.
 (8) (dd)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Delaware Distributors, L.P., Delaware Service Company, Inc.
           and Merrill Lynch Life Insurance Company.
 (8) (ee)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Fidelity Distributors Corporation and Merrill Lynch Life
           Insurance Company.
 (8) (ff)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Lord Abbett Distributor LLC and Merrill Lynch Life Insurance
           Company.
 (8) (hh)  Form of Rule 22c-2 Shareholder Information Agreement Between
           OppenheimerFunds Services, OppenheimerFunds Distributor,
           Inc. and Merrill Lynch Life Insurance Company.
 (8) (ii)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Putnam Retail Management Limited Partnership and Merrill
           Lynch Life Insurance Company.
 (8) (jj)  Form of Rule 22c-2 Shareholder Information Agreement Between
           The Seligman Funds and Merrill Lynch Life Insurance Company.
 (8) (kk)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Franklin/Templeton Distributors, Inc. and Merrill Lynch Life
           Insurance Company.
 (8) (mm)  Form of Amendment to Participation Agreement by and among
           Alliance Global Investor Services, Inc., AllianceBernstein
           Investment Research and Management, Inc. and Merrill Lynch
           Life Insurance Company.
 (8) (nn)  Form of Amendment to Participation Agreement by and among
           Seligman Value Fund Series, Inc., Seligman Advisors, Inc.
           and Merrill Lynch Life Insurance Company.
(10) (a)   Written Consent of Sutherland Asbill & Brennan LLP.
     (b)
           Written Consent of Deloitte & Touche LLP, independent
           registered public accounting firm.
     (c)
           Written Consent of Barry G. Skolnick, Esq.